UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE AB POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2017

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Pooling Portfolios

AB Bond Inflation Protection Portfolio

Portfolio of Investments

November 30, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 87.9%
United States - 87.9%
U.S. Treasury Inflation Index
0.125%, 4/15/18-7/15/24 (TIPS)	U.S.$	19,561	$19,489,529
0.125%, 4/15/20-7/15/22 (TIPS) (a)		12,686	12,768,597
0.25%, 1/15/25 (TIPS) (a)(b)		6,421	6,329,610
0.375%, 7/15/23-7/15/25 (TIPS) (a)		17,102	17,143,876
0.625%, 7/15/21 (TIPS) (a)(c)		9,662	9,975,772
0.625%, 1/15/24 (TIPS) (a)		6,423	6,549,349
1.375%, 1/15/20 (TIPS)		2,508	2,634,618
2.00%, 1/15/26 (TIPS)		2,740	3,103,881
2.125%, 1/15/19 (TIPS)		4,423	4,671,011
2.375%, 1/15/27 (TIPS)		3,311	3,905,112

Total Inflation-Linked Securities (cost $86,676,675)			86,571,355

CORPORATES - INVESTMENT GRADE - 15.0%
Industrial - 9.0%
Basic - 0.9%
Barrick Gold Corp.
4.10%, 5/01/23		16	16,594
Dow Chemical Co. (The)
8.55%, 5/15/19		104	119,491
Eastman Chemical Co.
3.80%, 3/15/25		78	78,750
International Paper Co.
4.75%, 2/15/22		208	224,757
LyondellBasell Industries NV
5.75%, 4/15/24		200	227,231
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (d)		200	192,000

			858,823

Capital Goods - 0.1%
Yamana Gold, Inc.
4.95%, 7/15/24		131	128,432

Communications - Media - 0.9%
CBS Corp.
3.50%, 1/15/25		103	101,829
5.75%, 4/15/20		266	293,283
Cox Communications, Inc.
2.95%, 6/30/23 (d)		57	53,517
Discovery Communications LLC
3.45%, 3/15/25		111	106,586
S&P Global, Inc.
4.40%, 2/15/26		210	222,935
Viacom, Inc.
4.375%, 3/15/43		115	100,961

			879,111

Communications - Telecommunications - 1.0%
AT&T, Inc.
3.40%, 5/15/25		281	269,953
3.80%, 3/15/22		77	78,522

	Principal Amount (000)		U.S. $ Value
4.75%, 5/15/46	U.S.$	85	$79,392
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	25	20,170
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (d)	U.S.$	205	205,512
Verizon Communications, Inc.
4.272%, 1/15/36		371	354,495

			1,008,044

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		200	199,982
5.875%, 8/02/21		200	220,890
General Motors Co.
3.50%, 10/02/18		127	129,261

			550,133

Consumer Cyclical - Retailers - 0.3%
Kohl’s Corp.
4.25%, 7/17/25		64	64,483
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		206	209,482

			273,965

Consumer Non-Cyclical - 2.1%
AbbVie, Inc.
3.60%, 5/14/25		159	157,097
Actavis Funding SCS
3.80%, 3/15/25		273	275,144
3.85%, 6/15/24		85	85,971
Baxalta, Inc.
3.60%, 6/23/22		247	250,258
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2	2,301
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (d)		208	205,956
Laboratory Corp. of America Holdings
3.60%, 2/01/25		94	93,731
Medtronic, Inc.
3.50%, 3/15/25		313	321,216
Mylan NV
3.95%, 6/15/26 (d)		63	59,177
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		200	188,493
3.15%, 10/01/26		137	126,371
Tyson Foods, Inc.
2.65%, 8/15/19		60	60,594
3.95%, 8/15/24		198	202,176

			2,028,485

Energy - 2.3%
Energy Transfer Partners LP
6.125%, 2/15/17		269	271,315
EnLink Midstream Partners LP
5.05%, 4/01/45		123	104,086

	Principal Amount (000)		U.S. $ Value
Enterprise Products Operating LLC
3.70%, 2/15/26	U.S.$	269	$265,318
5.20%, 9/01/20		118	129,100
Hess Corp.
4.30%, 4/01/27		182	172,688
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		102	104,490
Marathon Petroleum Corp.
5.125%, 3/01/21		97	105,119
Noble Energy, Inc.
3.90%, 11/15/24		163	161,939
8.25%, 3/01/19		224	251,656
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		217	204,289
Schlumberger Holdings Corp.
3.00%, 12/21/20 (d)		269	274,014
Spectra Energy Capital LLC
8.00%, 10/01/19		74	83,943
Valero Energy Corp.
6.125%, 2/01/20		164	181,523

			2,309,480

Technology - 0.9%
KLA-Tencor Corp.
4.65%, 11/01/24		216	227,863
Motorola Solutions, Inc.
7.50%, 5/15/25		242	282,943
Seagate HDD Cayman
4.75%, 1/01/25		121	112,832
Total System Services, Inc.
2.375%, 6/01/18		87	87,438
Western Digital Corp.
7.375%, 4/01/23 (d)		146	157,680

			868,756

			8,905,229

Financial Institutions - 5.5%
Banking - 4.7%
Bank of America Corp.
5.625%, 7/01/20		115	126,699
Barclays Bank PLC
6.625%, 3/30/22 (d)	EUR	75	96,219
BNP Paribas SA
2.25%, 1/11/27 (d)		195	195,162
Citigroup, Inc.
3.875%, 3/26/25	U.S.$	224	222,238
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	254,680
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		265	260,131
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		120	116,534
2.537% (LIBOR 3 Month + 1.60%),
11/29/23 (e)		127	129,342

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase & Co. 2.295%, 8/15/21	U.S.$	105	$103,103
Lloyds Banking Group PLC
3.10%, 7/06/21		370	373,653
4.65%, 3/24/26		200	199,196
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (d)		280	293,582
Morgan Stanley Series G
5.50%, 7/24/20-7/28/21		260	287,583
Murray Street Investment Trust I
4.647%, 3/09/17		30	30,233
Nationwide Building Society
4.00%, 9/14/26 (d)		265	249,260
PNC Bank NA
3.80%, 7/25/23		316	326,790
Santander Bank, NA
1.804% (LIBOR 3 Month + 0.93%), 1/12/18 (e)		306	306,102
Santander Issuances SAU
5.179%, 11/19/25		200	197,337
Santander UK PLC
5.00%, 11/07/23 (d)		200	201,995
Societe Generale SA
4.25%, 8/19/26 (d)		210	200,731
UBS AG/Stamford CT
7.625%, 8/17/22		250	282,812
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (d)		200	200,996

			4,654,378

Finance - 0.1%
International Lease Finance Corp.
5.875%, 4/01/19		88	93,720

Insurance - 0.3%
Lincoln National Corp.
8.75%, 7/01/19		90	104,015
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (d)		90	134,739
XLIT Ltd.
5.50%, 3/31/45		55	50,994

			289,748

REITS - 0.4%
Host Hotels & Resorts LP Series D
3.75%, 10/15/23		4	3,926
Welltower, Inc.
4.00%, 6/01/25		345	352,764

			356,690

			5,394,536

	Principal Amount (000)		U.S. $ Value
Utility - 0.5%
Electric - 0.5%
CMS Energy Corp.
5.05%, 3/15/22	U.S.$	110	$120,982
Constellation Energy Group, Inc.
5.15%, 12/01/20		43	46,652
Entergy Corp.
4.00%, 7/15/22		214	224,528
Exelon Generation Co. LLC
4.25%, 6/15/22		125	130,012

			522,174

Total Corporates - Investment Grade (cost $14,649,354)			14,821,939

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%
Non-Agency Fixed Rate CMBS - 6.3%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		101	103,307
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		30	29,855
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (d)		319	324,400
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (d)		323	332,197
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
5.039%, 9/10/45 (d)		163	149,289
Series 2013-GC11, Class D
4.603%, 4/10/46 (d)		147	131,413
Series 2015-GC27, Class A5
3.137%, 2/10/48		242	242,131
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.954%, 5/15/46		279	283,046
Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39		210	209,988
Series 2013-SFS, Class A1
1.873%, 4/12/35 (d)		113	111,179
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.877%, 6/15/39		155	156,701
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		220	230,064
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.884%, 11/10/46 (d)		125	130,778

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (d)	U.S.$	298	$302,745
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.988%, 8/10/45		182	183,421
Series 2012-GC6, Class D
5.843%, 1/10/45 (d)		136	131,577
Series 2013-G1, Class A1
2.059%, 4/10/31 (d)		211	205,257
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (d)		77	76,421
Series 2006-LDP9, Class AM
5.372%, 5/15/47		127	127,398
Series 2007-CB19, Class AM
5.903%, 2/12/49		115	116,075
Series 2007-LD12, Class AM
6.24%, 2/15/51		98	100,657
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		344	345,535
Series 2011-C5, Class D
5.576%, 8/15/46 (d)		100	100,878
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		209	218,289
Series 2015-C32, Class C
4.818%, 11/15/48		186	170,626
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		87	80,876
Series 2007-C1, Class AM
5.455%, 2/15/40		102	101,926
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (d)		160	159,976
Series 2015-3, Class A2
2.729%, 4/20/48 (d)		240	240,522
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		105	106,077
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		52	53,327
Series 2012-C4, Class A5
2.85%, 12/10/45		104	105,820
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		13	12,486
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class C
4.437%, 12/15/59		100	93,494
Series 2016-NXS6, Class C
4.452%, 11/15/49		165	156,587
WF-RBS Commercial Mortgage Trust

	Principal Amount (000)		U.S. $ Value
Series 2012-C9, Class D
4.96%, 11/15/45 (d)	U.S.$	111	$105,955
Series 2013-C14, Class A5
3.337%, 6/15/46		291	299,712
Series 2014-C20, Class A2
3.036%, 5/15/47		200	204,933

			6,234,918

Non-Agency Floating Rate CMBS - 2.2%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A
2.438% (LIBOR 1 Month + 1.90%), 11/15/21 (d)(e)		103	102,538
Series 2016-IMC, Class C
4.488% (LIBOR 1 Month + 3.95%), 11/15/21 (d)(e)		103	103,073
CSMC Mortgage-Backed Trust
Series 2016-MFF
4.60% (LIBOR 1 Month + 4.60%), 11/15/33 (d)(e)		100	100,000
H/2 Asset Funding NRE
Series 2015-1A
2.234% (LIBOR 1 Month + 1.65%), 6/24/49 (e)(f)		237	234,469
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.458% (LIBOR 1 Month + 0.92%), 6/15/29 (d)(e)		326	325,405
Series 2015-SGP, Class A
2.238% (LIBOR 1 Month + 1.70%), 7/15/36 (d)(e)		291	292,544
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.408% (LIBOR 1 Month + 1.87%), 8/15/26 (d)(e)		100	99,603
Series 2015-XLF2, Class SNMA
2.488% (LIBOR 1 Month + 1.95%), 11/15/26 (d)(e)		100	100,338
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.605% (LIBOR 1 Month + 1.05%), 4/15/32 (d)(e)		68	67,830
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.758% (LIBOR 1 Month + 1.22%), 11/15/27 (d)(e)		352	348,709
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A
1.888% (LIBOR 1 Month + 1.35%), 6/15/29 (d)(e)		178	178,084

	Principal Amount (000)		U.S. $ Value
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.62%, 12/15/47	U.S.$	198	$194,617

			2,147,210

Agency CMBS - 0.3%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19		324	327,295

Total Commercial Mortgage-Backed Securities (cost $8,879,881)			8,709,423

ASSET-BACKED SECURITIES - 7.3%
Autos - Fixed Rate - 4.3%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		117	117,281
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		258	258,196
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		208	207,769
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (d)		14	13,699
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (d)		514	521,191
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (d)		247	247,066
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		256	256,153
Series 2015-2, Class A3
1.31%, 8/15/19		177	176,941
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		66	66,187
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (d)		61	61,283
Series 2014-B, Class A
1.11%, 11/15/18 (d)		25	25,124
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (d)		131	130,980
Exeter Automobile Receivables Trust
Series 2016-3A, Class A
1.84%, 11/16/20 (d)		105	104,925

	Principal Amount (000)		U.S. $ Value
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (d)	U.S.$	168	$168,184
Flagship Credit Auto Trust
Series 2016-4, Class D
3.89%, 11/15/22 (d)		100	98,922
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		94	93,592
Series 2014-2, Class A
2.31%, 4/15/26 (d)		225	227,809
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		282	282,887
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (d)		120	119,669
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		82	82,208
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (d)		147	145,719
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (d)		140	137,406
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (d)		2	1,995
Series 2015-B, Class A3
1.40%, 11/15/18 (d)		195	195,297
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		108	108,166
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		211	211,244
Santander Drive Auto Receivables Trust
Series 2015-4, Class A2A
1.20%, 12/17/18		14	14,008
Series 2016-3, Class A2
1.34%, 11/15/19		111	110,890
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (d)		43	42,633

			4,227,424

Autos - Floating Rate - 1.2%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.038% (LIBOR 1 Month + 0.50%), 7/15/20 (d)(e)		365	365,686

	Principal Amount (000)		U.S. $ Value
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
1.108% (LIBOR 1 Month + 0.57%), 1/15/22 (e)	U.S.$	234	$234,859
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.087% (LIBOR 1 Month + 0.55%), 12/10/27 (d)(e)		62	61,974
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.912% (LIBOR 1 Month + 0.35%), 7/22/19 (d)(e)		111	110,810
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.942% (LIBOR 1 Month + 0.38%), 7/20/19 (e)		163	162,990
Series 2015-1, Class A
1.062% ( LIBOR 1 Month + 0.50%), 1/20/20 (e)		211	211,331

			1,147,650

Other ABS - Fixed Rate - 0.9%
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		167	168,252
Dell Equipment Finance Trust
Series 2015-2, Class A2A
1.42%, 12/22/17 (d)		60	60,072
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (d)		79	79,471
SBA Tower Trust
3.156%, 10/15/20 (d)		258	263,934
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (d)		113	113,185
Series 2016-3, Class A
3.05%, 12/26/25 (d)		155	154,820

			839,734

Credit Cards - Fixed Rate - 0.7%
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		372	375,804
Series 2016-1, Class A
2.04%, 3/15/22		100	100,572
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		133	133,399
Series 2016-B, Class A
1.44%, 6/15/22		109	108,714

			718,489

	Principal Amount (000)		U.S. $ Value
Credit Cards - Floating Rate - 0.2%
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.888% (LIBOR 1 Month + 0.35%), 3/16/20 (e)	U.S.$	98	$98,020
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.018% (LIBOR 1 Month + 0.48%), 2/15/22 (e)		139	139,277

			237,297

Total Asset-Backed Securities (cost $7,148,957)			7,170,594

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
Risk Share Floating Rate - 5.6%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
3.092% (LIBOR 1 Month + 2.50%), 7/25/25 (e)(f)		19	18,879
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.842% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		318	335,273
Series 2014-DN3, Class M3
4.584% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		322	333,351
Series 2014-HQ3, Class M2
3.234% (LIBOR 1 Month + 2.65%), 10/25/24 (e)		162	163,171
Series 2014-HQ3, Class M3
5.334% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		250	267,103
Series 2015-DN1, Class M3
4.734% (LIBOR 1 Month + 4.15%), 1/25/25 (e)		250	261,178
Series 2015-DNA2, Class M2
3.184% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		332	335,573
Series 2015-DNA3, Class M3
5.292% (LIBOR 1 Month + 4.70%), 4/25/28 (e)		250	261,310
Series 2015-HQA1, Class M2
3.242% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		304	308,453
Series 2016-DNA4, Class M3
4.392% (LIBOR 1 Month + 3.80%), 3/25/29 (e)		250	246,352
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.784% (LIBOR 1 Month + 1.20%), 7/25/24 (e)		39	38,786

	Principal Amount (000)		U.S. $ Value
Series 2014-C04, Class 1M2
5.484% (LIBOR 1 Month + 4.90%), 11/25/24 (e)	U.S.$	182	$197,130
Series 2014-C04, Class 2M2
5.584% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		68	73,118
Series 2015-C01, Class 1M2
4.892% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		137	142,261
Series 2015-C01, Class 2M2
5.142% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		204	211,961
Series 2015-C02, Class 2M2
4.592% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		147	151,833
Series 2015-C03, Class 1M1
2.092% (LIBOR 1 Month + 1.50%), 7/25/25 (e)		38	38,449
Series 2015-C03, Class 1M2
5.592% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		256	271,728
Series 2015-C03, Class 2M2
5.592% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		279	298,332
Series 2015-C04, Class 1M2
6.292% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		268	291,205
Series 2015-C04, Class 2M2
6.142% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		105	113,402
Series 2016-C01, Class 2M2
7.542% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		300	337,921
Series 2016-C03, Class 2M2
6.492% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		250	270,040
Series 2016-C05, Class 2M2
5.042% (LIBOR 1 Month + 4.45%), 1/25/29 (e)		272	275,626
Series 2016-C06, Class 1M2
4.842% (LIBOR 1 Month + 4.25%), 4/25/29 (e)		129	129,501
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M1
3.342% (LIBOR 1 Month + 2.75%), 11/25/25 (d)(e)		49	48,777
Series 2015-WF1, Class 2M1
3.442% (LIBOR 1 Month + 2.85%), 11/25/25 (e)(f)		74	73,558

Total Collateralized Mortgage Obligations (cost $5,392,219)			5,494,271

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 2.4%
Industrial - 1.6%
Capital Goods - 0.1%
SPX FLOW, Inc.
5.625%, 8/15/24 (d)	U.S.$	34	$33,405
5.875%, 8/15/26 (d)		34	33,235

			66,640

Communications - Media - 0.0%
CSC Holdings LLC
6.75%, 11/15/21		45	47,306

Communications - Telecommunications - 0.5%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		79	81,518
Series Y
7.50%, 4/01/24		70	72,267
Sprint Capital Corp.
6.90%, 5/01/19		355	370,088

			523,873

Consumer Cyclical - Automotive - 0.2%
Allison Transmission, Inc.
5.00%, 10/01/24 (d)		155	156,163

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		104	105,300

Consumer Non-Cyclical - 0.2%
HCA, Inc.
4.50%, 2/15/27		17	16,023
5.25%, 6/15/26		23	23,025
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (d)		26	25,886
4.875%, 11/01/26 (d)		26	25,870
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (d)		130	96,200

			187,004

Energy - 0.3%
Cenovus Energy, Inc.
5.70%, 10/15/19		51	54,252
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		107	74,499
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (d)		132	130,350
SM Energy Co.
6.50%, 1/01/23		12	12,060

			271,161

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (d)	U.S.$	109	$119,079

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (d)		90	83,025

			1,559,551

Financial Institutions - 0.7%
Banking - 0.5%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (g)		79	82,215
Barclays Bank PLC
6.86%, 6/15/32 (d)(g)		42	48,177
Intesa Sanpaolo SpA
5.017%, 6/26/24 (d)		224	199,252
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (g)		200	196,750
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (d)		13	13,258

			539,652

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		160	167,000

			706,652

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (d)		120	120,330

Total Corporates - Non-Investment Grade (cost $2,438,383)			2,386,533

EMERGING MARKETS - TREASURIES - 1.1%
Brazil - 1.1%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17-1/01/27 (cost $1,276,874)	BRL	3,700	1,041,322

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.3%
Petrobras Global Finance BV
5.75%, 1/20/20	U.S.$	238	238,595

	Principal Amount (000)		U.S. $ Value
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45	U.S.$	90	$73,350

Israel - 0.2%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (d)		226	232,152

Total Governments - Sovereign Agencies (cost $553,333)			544,097

GOVERNMENTS - TREASURIES - 0.3%
United States - 0.3%
U.S. Treasury Bonds
4.75%, 2/15/37		150	196,571
U.S. Treasury Notes
1.50%, 8/15/26		115	106,213

Total Governments - Treasuries (cost $321,855)			302,784

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23 (d)
(cost $205,000)		205	192,390

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (d)		200	110,000

Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (f)(h)(i)		200	13,940

Total Emerging Markets - Corporate Bonds (cost $310,320)			123,940

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
Series G
5.95%, 3/19/19
(cost $61,924)		57	61,702

U.S. $ Value
Total Investments - 129.4% (cost $127,914,775) (j)	$127,420,350
Other assets less liabilities - (29.4)%	(28,916,748)

Net Assets - 100.0%	$98,503,602

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	11	March 2017	$1,299,821	$1,296,281	$(3,540)
U.S. Ultra Bond (CBT) Futures	9	March 2017	1,455,429	1,452,656	(2,773)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	19	March 2017	4,123,565	4,119,437	4,128
U.S. T-Note 10 Yr (CBT) Futures	30	March 2017	3,740,436	3,735,469	4,967

					$2,782

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	477	INR	32,318	12/15/16	$(6,590)
BNP Paribas SA	USD	517	CAD	693	2/03/17	(261)
Citibank, NA	JPY	530,190	USD	5,066	12/09/16	430,577
Citibank, NA	INR	16,194	USD	240	12/15/16	4,552
Citibank, NA	CAD	2,721	USD	2,038	2/03/17	11,262
Goldman Sachs Bank USA	BRL	2,505	USD	775	12/02/16	34,444
Goldman Sachs Bank USA	USD	737	BRL	2,505	12/02/16	3,195
Goldman Sachs Bank USA	BRL	10,511	USD	2,286	1/04/17	(792,710)
Goldman Sachs Bank USA	USD	2,254	BRL	8,511	1/04/17	238,143
HSBC Bank USA	BRL	1,735	USD	511	12/02/16	(2,213)
HSBC Bank USA	USD	510	BRL	1,735	12/02/16	2,709
HSBC Bank USA	TWD	10,980	USD	342	12/08/16	(2,015)
HSBC Bank USA	KRW	403,429	USD	341	12/15/16	(1,521)
HSBC Bank USA	BRL	1,735	USD	505	1/04/17	(2,749)
Morgan Stanley & Co., Inc.	BRL	770	USD	227	12/02/16	(982)
Morgan Stanley & Co., Inc.	USD	243	BRL	770	12/02/16	(15,606)
Royal Bank of Scotland PLC	USD	294	COP	927,201	12/29/16	6,082
Standard Chartered Bank	SGD	1,426	USD	1,047	12/14/16	52,274
Standard Chartered Bank	INR	15,836	USD	235	12/15/16	4,200
Standard Chartered Bank	USD	340	IDR	4,616,062	12/15/16	(661)
State Street Bank & Trust Co.	AUD	652	USD	492	1/19/17	11,191
State Street Bank & Trust Co.	EUR	314	USD	343	1/25/17	9,073

						$(17,606)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	1.75%	$2,986	$(223,170)	$(104,134)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)	0.42	3,901	(64,570)	(36,434)

				$(287,740)	$(140,568)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)		Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NOK	47,298	5/12/18	0.954%	6 Month NIBOR	$(7,497)
Morgan Stanley & Co., LLC/(CME Group)		$2,388	5/18/20	3 Month LIBOR	1.663%	6,252
Morgan Stanley & Co., LLC/(CME Group)		1,977	8/11/20	3 Month LIBOR	1.712%	15,167
Morgan Stanley & Co., LLC/(CME Group)		1,194	4/27/21	3 Month LIBOR	1.341%	(19,715)
Morgan Stanley & Co., LLC/(CME Group)		2,160	8/31/21	1.256%	3 Month LIBOR	45,186
Morgan Stanley & Co., LLC/(CME Group)		804	1/14/24	2.980%	3 Month LIBOR	(59,317)
Morgan Stanley & Co., LLC/(CME Group)		709	2/14/24	2.889%	3 Month LIBOR	(46,653)
Morgan Stanley & Co., LLC/(CME Group)		1,003	4/28/24	2.817%	3 Month LIBOR	(54,993)
Morgan Stanley & Co., LLC/(CME Group)		1,451	7/02/24	2.632%	3 Month LIBOR	(71,402)
Morgan Stanley & Co., LLC/(CME Group)		727	7/10/24	2.674%	3 Month LIBOR	(37,867)
Morgan Stanley & Co., LLC/(CME Group)		696	4/21/25	1.991%	3 Month LIBOR	6,724
Morgan Stanley & Co., LLC/(CME Group)		410	6/09/25	2.488%	3 Month LIBOR	(15,524)
Morgan Stanley & Co., LLC/(CME Group)		745	8/04/25	2.293%	3 Month LIBOR	(13,924)

				Rate Type
Clearing Broker/(Exchange)		Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,460	7/28/26	3 Month BKBM	2.473%	$(64,817)
Morgan Stanley & Co., LLC/(CME Group)		$920	10/04/26	1.487%	3 Month LIBOR	59,994
Morgan Stanley & Co., LLC/(CME Group)		565	11/10/35	2.631%	3 Month LIBOR	(16,048)
Morgan Stanley & Co., LLC/(CME Group)		898	2/21/42	2.813%	3 Month LIBOR	(62,587)
Morgan Stanley & Co., LLC/(CME Group)		654	3/06/42	2.804%	3 Month LIBOR	(42,633)
Morgan Stanley & Co., LLC/(CME Group)		172	8/06/45	2.692%	3 Month LIBOR	(8,269)
Morgan Stanley & Co., LLC/(LCH Group)	NOK	46,740	9/06/18	1.143%	6 Month NIBOR	16,980
Morgan Stanley & Co., LLC/(LCH Group)		6,800	11/07/26	6 Month NIBOR	1.670%	(18,772)
Morgan Stanley & Co., LLC/(LCH Group)		$450	11/07/26	1.675%	3 Month LIBOR	20,758
Morgan Stanley & Co., LLC/(LCH Group)	NOK	4,885	11/08/26	6 Month NIBOR	1.665%	(13,749)
Morgan Stanley & Co., LLC/(LCH Group)		$330	11/08/26	1.657%	3 Month LIBOR	15,777
Morgan Stanley & Co., LLC/(LCH Group)	NOK	4,885	11/09/26	6 Month NIBOR	1.663%	(13,854)
Morgan Stanley & Co., LLC/(LCH Group)		$330	11/09/26	1.672%	3 Month LIBOR	15,344

						$ (365,439)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc.,
7.75%, 8/01/20, 3/20/19*	(5.00)%	1.01%	$99	$(9,796)	$4,072	$(13,868)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2016		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)%	2.57%		$165	$(10,910)	$(5,172)	$(5,738)
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	2.57		189	(12,497)	(6,143)	(6,354)
Sale Contracts
Bank of America, NA
Societe Generale SA,
3.75%, 3/01/17, 12/20/17*	3.00	0.39	EUR	229	8,269	(1,319)	9,588
Credit Suisse International
Anadarko Petroleum Corp.,
6.95%, 6/15/19, 9/20/17*	1.00	0.34		$351	2,535	(1,982)	4,517
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	4.53		520	(38,584)	(33,154)	(5,430)
Deutsche Bank AG
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	4.53		145	(10,760)	(12,769)	2,009
Goldman Sachs International
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	4.53		210	(15,582)	(17,898)	2,316
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	4.53		155	(11,501)	(12,685)	1,184

					$(98,826)	$(87,050)	$(11,776)

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$413	7/15/19	1.370%	CPI	#	$4,778
Barclays Bank PLC	6,902	7/15/20	1.527%	CPI	#	84,779
Barclays Bank PLC	2,313	1/15/21	1.490%	CPI	#	30,530
JPMorgan Chase Bank, NA	2,824	1/15/20	1.795%	CPI	#	(2,635)

						$117,452

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at November 30, 2016
HSBC	0.33%	10/31/18	$5,288,301
HSBC	0.80%	1/12/17	18,727,026
JPMorgan Chase	0.58%	10/29/18	3,238,023
JPMorgan Chase	0.80%	1/09/17	5,160,490
JPMorgan Chase+	0.34%	—	4,230,607

			$36,644,447

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on November 30, 2016

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$4,230,607	$0	$23,887,516	$8,526,324	$36,644,447

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $12,060,654 or 12.2% of net assets.
(e)	Floating Rate Security. Stated interest/floor rate was in effect at November 30, 2016.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.34% of net assets as of November 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2015-1A, Class M1
3.092%, 7/25/25	7/27/15	$18,864	$18,879	0.02%
H/2 Asset Funding NRE Series 2015-1A
2.234%, 6/24/49	6/19/15	236,837	234,469	0.24%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/24/14	110,320	13,940	0.01%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M1
3.442%, 11/25/25	9/28/15	73,541	73,558	0.07%

(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(h)	Non-income producing security.
(i)	Defaulted.
(j)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $815,576 and gross unrealized depreciation of investments was $(1,310,001), resulting in net unrealized depreciation of $(494,425).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
FHLMC	-	Federal Home Loan Mortgage Corporation
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AB Pooling Portfolios

AB Bond Inflation Protection Portfolio

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$86,571,355	$	– 0	–	$86,571,355
Corporates - Investment Grade		– 0	–	14,821,939		– 0	–	14,821,939
Commercial Mortgage-Backed Securities		– 0	–	5,590,386		3,119,037		8,709,423
Asset-Backed Securities		– 0	–	6,559,184		611,410		7,170,594
Collateralized Mortgage Obligations		– 0	–	5,494,271		– 0	–	5,494,271
Corporates - Non-Investment Grade		– 0	–	2,386,533		– 0	–	2,386,533
Emerging Markets - Treasuries		– 0	–	1,041,322		– 0	–	1,041,322
Governments - Sovereign Agencies		– 0	–	544,097		– 0	–	544,097
Governments - Treasuries		– 0	–	302,784		– 0	–	302,784
Quasi-Sovereigns		– 0	–	192,390		– 0	–	192,390
Emerging Markets - Corporate Bonds		– 0	–	123,940		– 0	–	123,940
Governments - Sovereign Bonds		– 0	–	61,702		– 0	–	61,702

Total Investments in Securities		– 0	–	123,689,903		3,730,447		127,420,350

Other Financial Instruments (a):
Assets:
Futures	9,095		– 0	–	– 0	–	9,095
Forward Currency Exchange Contracts	– 0	–	807,702		– 0	–	807,702
Centrally Cleared Interest Rate Swaps	– 0	–	202,182		– 0	–	202,182
Credit Default Swaps	– 0	–	19,614		– 0	–	19,614
Inflation (CPI) Swaps	– 0	–	120,087		– 0	–	120,087
Liabilities:
Futures	(6,313)		– 0	–	– 0	–	(6,313)
Forward Currency Exchange Contracts	– 0	–	(825,308)		– 0	–	(825,308)
Centrally Cleared Credit Default Swaps	– 0	–	(140,568)		– 0	–	(140,568)
Centrally Cleared Interest Rate Swaps	– 0	–	(567,621)		– 0	–	(567,621)
Credit Default Swaps	– 0	–	(31,390)		– 0	–	(31,390)
Inflation (CPI) Swaps	– 0	–	(2,635)		– 0	–	(2,635)

Total (b)	$2,782		$123,271,966		$3,730,447		$127,005,195

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/16	$2,824,736		$490,854			$58,303
Accrued discounts/(premiums)	(550)		2			– 0	–
Realized gain (loss)	(3,370)		8			– 0	–
Change in unrealized appreciation/depreciation	(63,845)		(1,145)			– 0	–
Purchases/Payups	461,640		154,997			– 0	–
Sales/Paydowns	(99,574)		(33,306)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		(58,303)

Balance as of 11/30/16	$3,119,037		$611,410		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16	$(63,845)		$(1,145)		$	– 0	–

	Total
Balance as of 8/31/16	$3,373,893
Accrued discounts/(premiums)	(548)
Realized gain (loss)	(3,362)
Change in unrealized appreciation/depreciation	64,990)
Purchases/Payups	616,637
Sales/Paydowns	132,880)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(58,303)

Balance as of 11/30/16	$3,730,447	(a)

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16	$(64,990)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Global Core Bond Portfolio

Portfolio of Investments

November 30, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 39.9%
Australia - 0.7%
Australia Government Bond
Series 142
4.25%, 4/21/26 (a)	AUD	2,090	$1,744,253

Belgium - 1.0%
Kingdom of Belgium Government Bond
Series 31
5.50%, 3/28/28	EUR	1,179	1,904,936
Series 75
1.00%, 6/22/31 (a)		574	606,600

			2,511,536

France - 0.8%
French Republic Government Bond OAT
2.50%, 5/25/30 (a)		594	748,807
3.25%, 5/25/45 (a)		831	1,216,116

			1,964,923

Germany - 3.1%
Bundesrepublik Deutschland
0.00%, 8/15/26 (a)		1,619	1,673,775
2.50%, 7/04/44 (a)		1,291	1,903,929
Series 00
5.50%, 1/04/31 (a)		1,034	1,839,612
6.25%, 1/04/30 (a)		1,159	2,136,905

			7,554,221

Italy - 5.8%
Italy Buoni Poliennali Del Tesoro
1.25%, 12/01/26		823	814,570
1.35%, 4/15/22		5,969	6,417,328
2.70%, 3/01/47 (a)		2,435	2,416,217
3.75%, 5/01/21		973	1,163,747
4.50%, 5/01/23		623	789,571
5.50%, 11/01/22		1,962	2,588,697

			14,190,130

Japan - 6.8%
Japan Government Thirty Year Bond
Series 36
2.00%, 3/20/42	JPY	81,750	962,328
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		583,450	6,361,826
Series 143
1.60%, 3/20/33		305,750	3,238,002
Series 150
1.40%, 9/20/34		415,650	4,285,804
Series 158
0.50%, 9/20/36		192,200	1,695,486

			16,543,446

	Principal Amount (000)		U.S. $ Value
Mexico - 2.5%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	19,504	$930,895
7.75%, 11/13/42		19,834	973,655
8.00%, 6/11/20		63,385	3,198,180
Series M 20
10.00%, 12/05/24		16,178	918,422

			6,021,152

Netherlands - 1.6%
Netherlands Government Bond
0.25%, 7/15/25 (a)	EUR	1,862	1,969,581
0.50%, 7/15/26 (a)		1,855	1,979,101

			3,948,682

Poland - 0.5%
Republic of Poland Government Bond
Series 725
3.25%, 7/25/25	PLN	4,871	1,131,332

Russia - 0.3%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	44,290	643,716

Singapore - 0.1%
Singapore Government Bond
3.375%, 9/01/33	SGD	286	216,293

South Africa - 0.2%
Republic of South Africa Government
Bond
Series R213
7.00%, 2/28/31	ZAR	6,877	396,182

Spain - 0.7%
Spain Government Bond
2.90%, 10/31/46 (a)	EUR	760	830,131
4.70%, 7/30/41 (a)		527	775,246

			1,605,377

Sweden - 0.4%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	8,160	1,063,660

United Kingdom - 5.6%
United Kingdom Gilt
1.75%, 9/07/22 (a)	GBP	670	882,604
2.00%, 9/07/25 (a)		4,175	5,538,338
2.50%, 7/22/65 (a)		725	1,107,029
3.50%, 7/22/68 (a)		144	281,078
4.25%, 12/07/40 (a)		329	586,415
4.50%, 12/07/42 (a)		1,854	3,490,565

	Principal Amount (000)		U.S. $ Value
4.75%, 12/07/30 (a)		1,093	$1,886,817

			13,772,846

United States - 9.8%
U.S. Treasury Bonds
3.00%, 11/15/45	U.S.$	2,956	2,938,547
3.625%, 8/15/43		217	242,613
4.625%, 2/15/40		2,692	3,467,723
5.375%, 2/15/31		1,727	2,313,442
6.25%, 5/15/30		195	277,008
U.S. Treasury Notes
1.125%, 7/31/21		3,260	3,156,469
1.25%, 3/31/21		6,381	6,240,473
1.50%, 2/28/19		5	4,833
1.625%, 8/15/22-5/15/26		1,963	1,877,164
2.125%, 6/30/21		3,406	3,451,336

			23,969,608

Total Governments - Treasuries
(cost $102,238,855)			97,277,357

CORPORATES - INVESTMENT GRADE - 25.0%
Industrial - 14.0%
Basic - 0.7%
Glencore Funding LLC
4.00%, 4/16/25 (a)		348	334,950
4.125%, 5/30/23 (a)		183	180,941
Minsur SA
6.25%, 2/07/24 (a)		233	238,694
Mosaic Co. (The)
5.625%, 11/15/43		233	219,401
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25		755	778,588

			1,752,574

Capital Goods - 0.1%
Yamana Gold, Inc.
4.95%, 7/15/24		328	321,570

Communications - Media - 1.8%
21st Century Fox America, Inc.
6.55%, 3/15/33		88	106,712
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20 (a)		320	326,599
4.908%, 7/23/25 (a)		585	610,652
Cox Communications, Inc.
2.95%, 6/30/23 (a)		218	204,677
Discovery Communications LLC
3.45%, 3/15/25		327	313,997
Myriad International Holdings BV
6.00%, 7/18/20 (a)		517	556,087
RELX Capital, Inc.
8.625%, 1/15/19		690	778,142

	Principal Amount (000)		U.S. $ Value
S&P Global, Inc.
4.40%, 2/15/26	U.S.$	548	$581,755
Time Warner, Inc.
3.55%, 6/01/24		453	450,359
3.60%, 7/15/25		324	320,491
7.625%, 4/15/31		124	163,982

			4,413,453

Communications - Telecommunications - 1.8%
America Movil SAB de CV
3.125%, 7/16/22		435	426,458
American Tower Corp.
5.05%, 9/01/20		899	965,579
AT&T, Inc.
3.40%, 5/15/25		731	702,262
3.95%, 1/15/25		280	279,810
4.75%, 5/15/46		215	200,814
Bell Canada, Inc.
3.25%, 6/17/20	CAD	302	235,719
3.35%, 6/18/19		150	116,438
4.70%, 9/11/23		204	170,060
British Telecommunications PLC
9.375%, 12/15/30 (b)	U.S.$	175	266,511
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	360	290,449
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)	U.S.$	335	335,838
Verizon Communications, Inc.
4.862%, 8/21/46		420	421,137

			4,411,075

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		695	694,938
General Motors Financial Co., Inc.
3.10%, 1/15/19		597	602,241
3.25%, 5/15/18		43	43,427

			1,340,606

Consumer Cyclical - Entertainment - 0.3%
Carnival Corp.
1.625%, 2/22/21	EUR	560	620,478

Consumer Cyclical - Retailers - 0.3%
Kohl’s Corp.
4.25%, 7/17/25	U.S.$	96	96,725
5.55%, 7/17/45		252	236,963
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21		356	363,111

			696,799

Consumer Non-Cyclical - 3.7%
AbbVie, Inc.
2.50%, 5/14/20		235	234,451
3.60%, 5/14/25		635	627,401

	Principal Amount (000)		U.S. $ Value
Actavis Funding SCS
3.00%, 3/12/20	U.S.$	480	$486,833
3.80%, 3/15/25		427	430,353
3.85%, 6/15/24		228	230,604
Agilent Technologies, Inc.
5.00%, 7/15/20		165	178,808
Ahold Finance USA LLC
6.875%, 5/01/29		1,007	1,244,631
Baxalta, Inc.
5.25%, 6/23/45		320	338,093
Becton Dickinson and Co.
2.675%, 12/15/19		259	263,640
3.734%, 12/15/24		181	185,400
Gilead Sciences, Inc.
3.65%, 3/01/26		300	302,858
Kraft Heinz Foods Co.
2.80%, 7/02/20		479	482,746
3.50%, 7/15/22		407	416,876
Mylan NV
3.15%, 6/15/21(a)		489	481,291
3.95%, 6/15/26(a)		91	85,478
Newell Brands, Inc.
3.15%, 4/01/21		469	477,226
3.85%, 4/01/23		190	195,127
Philip Morris International, Inc.
2.125%, 5/10/23		354	338,191
Reynolds American, Inc.
4.45%, 6/12/25		639	676,955
5.85%, 8/15/45		258	304,403
Teva Pharmaceutical Finance Netherlands II BV
1.875%, 3/31/27 (a)	EUR	585	609,047
Thermo Fisher Scientific, Inc.
0.75%, 9/12/24		211	215,951
Tyson Foods, Inc.
2.65%, 8/15/19	U.S.$	161	162,595

			8,968,958

Energy - 2.6%
ConocoPhillips
5.75%, 2/01/19		626	673,992
Energy Transfer Partners LP
6.70%, 7/01/18		318	338,870
7.50%, 7/01/38		345	388,186
EnLink Midstream Partners LP
4.15%, 6/01/25		804	761,571
Enterprise Products Operating LLC
4.90%, 5/15/46		324	313,778
Halliburton Co.
5.00%, 11/15/45		294	299,904
Hess Corp.
4.30%, 4/01/27		444	421,282
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		60	60,158
3.95%, 9/01/22		162	164,534
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)		271	287,681

	Principal Amount (000)		U.S. $ Value
Noble Energy, Inc.
8.25%, 3/01/19	U.S.$	673	$756,092
ONEOK Partners LP
3.20%, 9/15/18		229	234,009
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		565	531,906
Williams Partners LP
3.90%, 1/15/25		308	296,185
4.125%, 11/15/20		750	767,389
4.50%, 11/15/23		139	140,856

			6,436,393

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22		174	178,918

Technology - 1.4%
Fidelity National Information Services, Inc.
3.50%, 4/15/23		83	83,957
HP, Inc.
3.75%, 12/01/20		69	71,632
4.375%, 9/15/21		59	62,002
4.65%, 12/09/21		150	159,651
KLA-Tencor Corp.
4.65%, 11/01/24		517	545,394
Motorola Solutions, Inc.
3.50%, 3/01/23		273	267,474
7.50%, 5/15/25		91	106,396
QUALCOMM, Inc.
3.00%, 5/20/22		803	813,081
Seagate HDD Cayman
4.75%, 1/01/25		404	376,730
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		485	497,467
Total System Services, Inc.
3.75%, 6/01/23		424	424,531

			3,408,315

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.75%, 12/15/16		365	365,450

Transportation - Services - 0.6%
Asciano Finance Ltd.
5.00%, 4/07/18 (a)		548	563,211
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.375%, 2/01/22 (a)		813	818,549

			1,381,760

			34,296,349

Financial Institutions - 8.8%
Banking - 6.7%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		200	201,940

	Principal Amount (000)		U.S. $ Value
American Express Credit Corp.
0.625%, 11/22/21	EUR	440	$466,533
Bank of America Corp.
4.20%, 8/26/24	U.S.$	438	445,328
4.875%, 4/01/44		670	718,279
Series L
2.60%, 1/15/19		419	422,691
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	328	420,796
Barclays PLC
3.65%, 3/16/25	U.S.$	301	286,953
BNP Paribas SA
4.375%, 5/12/26 (a)		902	885,475
BPCE SA
5.70%, 10/22/23 (a)		200	208,824
Compass Bank
2.75%, 9/29/19		338	335,898
5.50%, 4/01/20		817	856,459
Cooperatieve Rabobank UA
3.95%, 11/09/22		486	497,403
4.375%, 8/04/25		550	560,296
Credit Agricole SA
4.375%, 3/17/25 (a)		252	247,331
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		250	245,407
Fifth Third Bancorp
2.30%, 3/01/19		370	371,461
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		635	639,281
Series G
7.50%, 2/15/19		934	1,040,044
HSBC Holdings PLC
4.375%, 11/23/26		235	234,020
Lloyds Banking Group PLC
4.582%, 12/10/25		1,033	1,017,572
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		213	214,738
Mellon Capital III
1.875% (LIBOR 6 Month + 1.34%), 9/05/66 (c)	GBP	300	352,673
Morgan Stanley
Series F
3.875%, 4/29/24	U.S.$	419	429,225
Series G
1.375%, 10/27/26	EUR	317	323,044
5.50%, 7/24/20	U.S.$	236	258,663
Murray Street Investment Trust I
4.647%, 3/09/17		89	89,692
Nationwide Building Society
4.00%, 9/14/26(a)		650	611,391
6.25%, 2/25/20(a)		1,117	1,240,248
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(d)	GBP	203	265,302
Santander Issuances SAU
5.179%, 11/19/25	U.S.$	600	592,010

	Principal Amount (000)		U.S. $ Value
Santander UK Group Holdings PLC
2.875%, 8/05/21	U.S.$	650	$638,527
Santander UK PLC
5.00%, 11/07/23 (a)		302	305,012
Societe Generale SA
4.25%, 8/19/26 (a)		258	246,613
Standard Chartered PLC
4.00%, 10/21/25 (a)	EUR	104	112,628
4.30%, 2/19/27 (a)	U.S.$	292	273,186
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		413	415,056

			16,469,999

Insurance – 1.4%
Aetna, Inc.
2.40%, 6/15/21		114	113,086
Five Corners Funding Trust
4.419%, 11/15/23 (a)		347	365,704
Humana, Inc.
6.30%, 8/01/18		121	129,832
7.20%, 6/15/18		199	215,415
Lincoln National Corp.
8.75%, 7/01/19		259	299,333
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		267	395,917
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Series E
6.25%, 5/26/42 (a)	EUR	200	255,835
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	242	362,299
Prudential Financial, Inc.
5.625%, 6/15/43		543	563,363
Swiss Re America Holding Corp.
7.00%, 2/15/26		423	523,182
XLIT Ltd.
5.50%, 3/31/45		173	160,399

			3,384,365

Other Finance – 0.2%
SUAM Finance BV
4.875%, 4/17/24 (a)		422	422,000

REITS – 0.5%
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		186	187,835
Welltower, Inc. 4.00%, 6/01/25		949	970,356

			1,158,191

			21,434,555

	Principal Amount (000)		U.S. $ Value
Utility - 2.0%
Electric - 0.9%
Constellation Energy Group, Inc.
5.15%, 12/01/20	U.S.$	165	$179,013
Entergy Corp.
4.00%, 7/15/22		558	585,451
Exelon Generation Co. LLC
4.25%, 6/15/22		805	837,274
TECO Finance, Inc.
5.15%, 3/15/20		299	321,393
Union Electric Co.
6.70%, 2/01/19		103	113,292

			2,036,423

Natural Gas - 1.1%
Centrica PLC
4.00%, 10/16/23 (a)		610	620,139
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		495	504,855
NiSource Finance Corp.
6.80%, 1/15/19		1,127	1,234,836
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		383	404,317

			2,764,147

			4,800,570

Non Corporate Sectors - 0.2%
Agencies - Government Sponsored - 0.2%
Equate Petrochemical BV
3.00%, 3/03/22 (a)		569	537,932

Total Corporates - Investment Grade (cost $60,020,712)			61,069,406

INFLATION-LINKED SECURITIES - 6.3%
Japan - 2.5%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	662,737	6,146,266

United States - 3.8%
U.S. Treasury Inflation Index
0.125%, 4/15/18-4/15/19 (TIPS)	U.S.$	4,563	4,605,592
0.25%, 1/15/25 (TIPS)		3,891	3,836,310
0.375%, 7/15/25 (TIPS)		634	632,782

			9,074,684

Total Inflation-Linked Securities (cost $15,900,217)			15,220,950

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8%
Risk Share Floating Rate - 5.7%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2

	Principal Amount (000)		U.S. $ Value
2.784% (LIBOR 1 Month + 2.20%), 2/25/24 (c)	U.S.$	718	$730,230
Series 2014-DN3, Class M2
2.984% (LIBOR 1 Month + 2.40%), 8/25/24 (c)		190	190,723
Series 2014-HQ1, Class M2
3.084% (LIBOR 1 Month + 2.50%), 8/25/24 (c)		719	725,932
Series 2014-HQ2, Class M1
2.034% (LIBOR 1 Month + 1.45%), 9/25/24 (c)		369	370,934
Series 2015-DNA1, Class M2
2.442% (LIBOR 1 Month + 1.85%), 10/25/27 (c)		356	359,771
Series 2015-DNA2, Class M2
3.184% (LIBOR 1 Month + 2.60%), 12/25/27 (c)		851	861,214
Series 2015-DNA3, Class M2
3.442% (LIBOR 1 Month + 2.85%), 4/25/28 (c)		364	372,366
Series 2015-HQ1, Class M2
2.784% (LIBOR 1 Month + 2.20%), 3/25/25 (c)		462	464,982
Series 2015-HQ2, Class M1
1.684% (LIBOR 1 Month + 1.10%), 5/25/25 (c)		188	187,990
Series 2015-HQA1, Class M2
3.242% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		743	755,108
Series 2015-HQA2, Class M2
3.392% (LIBOR 1 Month + 2.80%), 5/25/28 (c)		519	529,294
Series 2016-DNA1, Class M2
3.484% (LIBOR 1 Month + 2.90%), 7/25/28 (c)		279	285,915
Series 2016-DNA2, Class M2
2.784% (LIBOR 1 Month + 2.20%), 10/25/28 (c)		250	252,441
Series 2016-DNA3, Class M1
1.692% (LIBOR 1 Month + 1.10%), 12/25/28 (c)		416	416,273
Series 2016-DNA4, Class M1
1.392% (LIBOR 1 Month + 0.80%), 3/25/29 (c)		310	309,871
Series 2016-HQA1, Class M2
3.342% (LIBOR 1 Month + 2.75%), 9/25/28 (c)		306	313,785
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
2.584% (LIBOR 1 Month + 2.00%), 10/25/23 (c)		117	118,580
Series 2014-C01, Class M1

	Principal Amount (000)		U.S. $ Value
2.184% (LIBOR 1 Month + 1.60%), 1/25/24 (c)	U.S.$	377	$378,541
Series 2014-C04, Class 1M1
2.534% (LIBOR 1 Month + 1.95%), 11/25/24 (c)		294	294,842
Series 2014-C04, Class 2M1
2.684% (LIBOR 1 Month + 2.10%), 11/25/24 (c)		50	50,065
Series 2015-C01, Class 1M1
2.092% (LIBOR 1 Month + 1.50%), 2/25/25 (c)		21	20,607
Series 2015-C02, Class 2M1
1.792% (LIBOR 1 Month + 1.20%), 5/25/25 (c)		197	197,504
Series 2015-C03, Class 1M1
2.092% (LIBOR 1 Month + 1.50%), 7/25/25 (c)		96	95,675
Series 2015-C03, Class 2M1
2.092% (LIBOR 1 Month + 1.50%), 7/25/25 (c)		523	523,406
Series 2016-C01, Class 1M1
2.542% (LIBOR 1 Month + 1.95%), 8/25/28 (c)		834	839,831
Series 2016-C01, Class 2M1
2.692% (LIBOR 1 Month + 2.10%), 8/25/28 (c)		306	308,648
Series 2016-C02, Class 1M1
2.742% (LIBOR 1 Month + 2.15%), 9/25/28 (c)		889	898,515
Series 2016-C03, Class 1M1
2.592% (LIBOR 1 Month + 2.00%), 10/25/28 (c)		328	332,248
Series 2016-C03, Class 2M1
2.792% (LIBOR 1 Month + 2.20%), 10/25/28 (c)		696	702,479
Series 2016-C04, Class 1M1
2.042% (LIBOR 1 Month + 1.45%), 1/25/29 (c)		401	402,601
Series 2016-C05, Class 2M1
1.942% (LIBOR 1 Month + 1.35%), 1/25/29 (c)		378	378,365
Series 2016-C06, Class 1M1
1.892% (LIBOR 1 Month + 1.30%), 4/25/29 (c)		1,138	1,137,528

			13,806,264

Non-Agency Fixed Rate – 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4 2.972%, 5/25/35		213	197,897

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 0.0%
Federal National Mortgage Association
Grantor Trust
Series 2004-T5, Class AB4 1.11%, 5/28/35	U.S.$	128	$113,209

Total Collateralized Mortgage Obligations (cost $14,031,200)			14,117,370

GOVERNMENTS - SOVEREIGN AGENCIES - 4.2%
Canada - 3.4%
Canada Housing Trust No. 1
2.55%, 3/15/25 (a)	CAD	3,360	2,614,962
3.80%, 6/15/21 (a)		7,000	5,762,324

			8,377,286

Colombia - 0.3%
Ecopetrol SA
5.875%, 5/28/45	U.S.$	241	196,415
7.375%, 9/18/43		239	228,890
Oleoducto Central SA
4.00%, 5/07/21 (a)		340	335,750

			761,055

France - 0.4%
Dexia Credit Local SA/New York NY 1.50%, 10/07/17 (a)		880	880,060

Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (a)		214	220,431

Total Governments - Sovereign Agencies (cost $10,748,335)			10,238,832

COVERED BONDS - 3.8%
AIB Mortgage Bank
Series E
4.875%, 6/29/17	EUR	217	236,576
Banco de Sabadell SA
0.875%, 11/12/21 (a)		300	325,271
Bank of Scotland PLC
Series E
4.75%, 6/08/22		1,040	1,371,833
Credit Suisse AG/Guernsey
Series E
1.75%, 1/15/21 (a)		654	740,684
Danske Bank A/S
Series E
1.25%, 6/11/21		307	343,166
DNB Boligkreditt AS
Series E
3.875%, 6/16/21		581	723,162

	Principal Amount (000)		U.S. $ Value
Nationwide Building Society
Series E
4.375%, 2/28/22	U.S.$	550	$709,031
Nordea Hypotek AB
Series 5531 1.00%, 4/08/22	SEK	7,700	846,234
Santander UK PLC
Series E
1.625%, 11/26/20 (a)	EUR	615	692,839
Skandinaviska Enskilda Banken AB
Series 574
1.50%, 12/15/21 (a)	SEK	7,500	847,412
Stadshypotek AB
Series 1584
1.50%, 3/17/21 (a)		8,000	906,576
Swedbank Hypotek AB
Series 190
1.00%, 9/15/21 (a)		7,700	851,012
UBS AG/London
Series E
1.375%, 4/16/21 (a)	EUR	667	746,442

Total Covered Bonds (cost $9,857,297)			9,340,238

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Non-Agency Fixed Rate CMBS - 2.0%
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX 3.601%, 7/05/33 (a)	U.S.$	840	853,364
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A 6.298%, 12/10/49		1,099	1,130,226
Commercial Mortgage Trust
Series 2013-CR6, Class A2 2.122%, 3/10/46		1,772	1,784,673
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		394	383,367
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		528	529,663
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2012-CBX, Class E 5.389%, 6/15/45 (a)		298	294,714

			4,976,007

Non-Agency Floating Rate CMBS - 0.8%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class C
4.488% (LIBOR 1 Month + 3.95%), 11/15/21 (a) (c)		383	383,144

	Principal Amount (000)			U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.458% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(c)	U.S.$	874		$872,404
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.605% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(c)		182		181,213
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.758% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		563		557,290

				1,994,051

Agency CMBS - 0.7%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		1,522		1,603,986

Total Commercial Mortgage-Backed Securities (cost $8,656,148)				8,574,044

AGENCIES - 3.1%
Agency Debentures - 2.8%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		7,199		6,736,853

Agency Subordinated - 0.3%
Federal National Mortgage Association Zero Coupon, 10/09/19		715		678,014

Total Agencies (cost $6,926,762)				7,414,867

MORTGAGE PASS-THROUGHS - 2.8%
Agency Fixed Rate 30-Year - 2.1%
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 7/01/35		191		214,901
Federal National Mortgage Association
4.00%, 12/01/46, TBA		4,320		4,550,513
Series 2003
5.50%, 4/01/33		155		175,210
Series 2004
5.50%, 4/01/34-5/01/34		152		171,770
Series 2005
5.50%, 2/01/35		115		130,311
Series 2006
5.00%, 1/01/36		0	*	323

				5,243,028

Other Agency Fixed Rate Programs - 0.5%
Canadian Mortgage Pools
6.125%, 12/15/24	CAD	1,332		1,197,434

	Principal Amount (000)		U.S. $ Value
Agency ARMs - 0.2%
Federal Home Loan Mortgage Corp.
2.919% (LIBOR 12 Month + 1.75%),
5/01/38 (b)	U.S.$	269	$283,391
Federal National Mortgage Association
Series 2003 2.685% (LIBOR 12 Month + 1.81%),
12/01/33 (b)		165	174,200

			457,591

Total Mortgage Pass-Throughs (cost $6,892,138)			6,898,053

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Chile - 0.4%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)	U.S.$	849	893,875

Mexico - 0.4%
Petroleos Mexicanos
4.50%, 1/23/26		974	863,645
4.625%, 9/21/23 (a)		267	250,577

			1,114,222

Peru - 0.1%
Fondo MIVIVIENDA SA
3.50%, 1/31/23 (a)		200	197,000

Total Quasi-Sovereigns (cost $2,284,726)			2,205,097

ASSET-BACKED SECURITIES - 0.7%
Other ABS - Fixed Rate - 0.4%
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		408	411,863
Series 2014-2A, Class C
3.869%, 10/15/49 (a)		337	340,046
TAGUS-Sociedade de Titularizacao de
Creditos SA/Volta II Electricity Receivables
Series 2, Class SNR
2.98%, 2/16/18 (a)	EUR	135	145,234

			897,143

Autos - Fixed Rate - 0.3%
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (a)	U.S.$	750	757,648

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
1.717% (LIBOR 1 Month + 1.12%), 12/25/32 (c)	U.S.$	74	$71,290

Total Asset-Backed Securities (cost $1,729,138)			1,726,081

EMERGING MARKETS - TREASURIES - 0.6%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	4,230	1,246,006

Turkey - 0.1%
Turkey Government Bond
9.40%, 7/08/20	TRY	690	194,327

Total Emerging Markets - Treasuries (cost $1,897,011)			1,440,333

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $660,183)	U.S.$	650	957,762

SUPRANATIONALS - 0.3%
International Bank for Reconstruction & Development
9.25%, 7/15/17 (cost $788,096)		765	802,878

CORPORATES - NON-INVESTMENT GRADE - 0.3%
Financial Institutions - 0.2%
Banking - 0.2%
Societe Generale SA
5.922%, 4/05/17 (a)(d)		495	490,149

Industrial - 0.1%
Basic - 0.1%
CF Industries, Inc.
4.95%, 6/01/43		211	167,218

Total Corporates - Non-Investment Grade (cost $682,397)			657,367

Total Investments - 97.6% (cost $243,313,215) (e)			237,940,635
Other assets less liabilities - 2.4% (f)			5,958,110

Net Assets - 100.0%			$243,898,745

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	3	December 2016	$3,978,252	$3,948,079	$(30,173)
Sold Contracts
10 Yr Canadian Bond Futures	17	March 2017	1,757,305	1,757,582	(277)
Euro Buxl 30 Yr Bond Futures	2	December 2016	403,503	371,710	31,793
Euro-Bund Futures	17	December 2016	2,972,603	2,901,890	70,713
Euro-OAT Futures	18	December 2016	2,922,259	2,917,491	4,768
U.S. Long Bond (CBT) Futures	22	March 2017	3,340,181	3,328,187	11,994
U.S. T-Note 10 Yr (CBT) Futures	118	March 2017	14,737,825	14,692,844	44,981

					$133,799

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,937	INR	131,175	12/15/16	$(26,749)
Barclays Bank PLC	AUD	4,828	USD	3,645	1/19/17	83,902
BNP Paribas SA	GBP	1,560	USD	1,952	1/20/17	(2,196)
Brown Brothers Harriman & Co.	SEK	66,779	USD	7,363	12/07/16	120,464
Citibank, NA	JPY	2,762,902	USD	26,799	12/09/16	2,644,129
Citibank, NA	INR	65,730	USD	976	12/15/16	18,477
Citibank, NA	MXN	135,034	USD	6,636	1/11/17	104,510
Citibank, NA	GBP	9,410	USD	11,739	1/20/17	(51,827)
Citibank, NA	EUR	33,957	USD	37,120	1/25/17	1,027,308
Credit Suisse International	EUR	3,822	USD	4,165	1/25/17	102,931
Goldman Sachs Bank USA	SEK	32,079	USD	3,485	12/07/16	5,703
Goldman Sachs Bank USA	BRL	12,725	USD	2,767	1/04/17	(959,729)
Goldman Sachs Bank USA	USD	2,251	BRL	8,495	1/04/17	236,576
Goldman Sachs Bank USA	PLN	4,747	USD	1,235	1/05/17	106,081
Goldman Sachs Bank USA	RUB	42,689	USD	647	1/17/17	(12,151)
Goldman Sachs Bank USA	AUD	2,440	USD	1,876	1/19/17	75,827
HSBC Bank USA	CAD	33,583	USD	25,147	2/03/17	127,331
JPMorgan Chase Bank, NA	USD	5,209	SEK	43,788	12/07/16	(460,156)
JPMorgan Chase Bank, NA	EUR	2,317	USD	2,468	1/25/17	5,344
JPMorgan Chase Bank, NA	USD	1,443	EUR	1,366	1/25/17	8,444
Morgan Stanley & Co., Inc.	USD	1,877	JPY	210,000	12/09/16	(40,778)
Royal Bank of Scotland PLC	USD	3,091	CAD	4,129	2/03/17	(15,151)
Standard Chartered Bank	SGD	7,408	USD	5,440	12/14/16	271,631
Standard Chartered Bank	INR	64,275	USD	953	12/15/16	17,049
Standard Chartered Bank	GBP	830	USD	1,039	1/20/17	(1,302)
State Street Bank & Trust Co.	USD	1,422	SEK	12,049	12/07/16	(115,296)
State Street Bank & Trust Co.	JPY	64,742	USD	574	12/09/16	7,919
State Street Bank & Trust Co.	EUR	29	USD	31	1/25/17	400
State Street Bank & Trust Co.	EUR	429	USD	455	1/25/17	(983)
State Street Bank & Trust Co.	USD	336	EUR	309	1/25/17	(8,044)
State Street Bank & Trust Co.	ZAR	5,512	USD	379	1/31/17	(8,091)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	TRY	679	USD	196	2/08/17	$1,056

						$3,262,629

*	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $71,727,133 or 29.4% of net assets.
(b)	Variable rate coupon, rate shown as of November 30, 2016.
(c)	Floating Rate Security. Stated interest/floor rate was in effect at November 30, 2016.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,955,659 and gross unrealized depreciation of investments was $(10,328,239), resulting in net unrealized depreciation of $(5,372,580).
(f)	An amount of U.S. $438,150 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2016.

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	Great British Pound
INR	–	Indian Rupee
JPY	–	Japanese Yen
MXN	–	Mexican Peso
PLN	–	Polish Zloty
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
TRY	–	Turkish Lira
USD	–	United States Dollar
ZAR	–	South African Rand

Glossary:

ABS	–	Asset-Backed Securities
ARMs	–	Adjustable Rate Mortgages
CBT	–	Chicago Board of Trade
CMBS	–	Commercial Mortgage-Backed Securities
CPI	–	Consumer Price Index
LIBOR	–	London Interbank Offered Rates
OAT	–	Obligations Assimilables du Trésor
OSE	–	Osaka Securities Exchange
REIT	–	Real Estate Investment Trust
TBA	–	To Be Announced
TIPS	–	Treasury Inflation Protected Security

COUNTRY BREAKDOWN *

47.2%	United States
10.1%	United Kingdom
9.5%	Japan
6.0%	Italy
4.5%	Canada
3.3%	Germany
3.2%	Mexico
2.8%	Netherlands
2.1%	France
1.9%	Sweden
1.1%	Switzerland
1.1%	Spain
1.1%	Australia
1.0%	Belgium
5.1%	Other

100.0%	Total Investments

*	All data are as of November 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Brazil, Chile, China, Colombia, Denmark, Ireland, Israel, Kuwait, Morocco, Norway, Peru, Poland, Portugal, Russia, Singapore, South Africa, Supranational and Turkey.

AB Pooling Portfolios

AB Global Core Bond Portfolio

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$97,277,357	$	– 0	–	$97,277,357
Corporates - Investment Grade		– 0	–	61,069,406		– 0	–	61,069,406
Inflation-Linked Securities		– 0	–	15,220,950		– 0	–	15,220,950
Collateralized Mortgage Obligations		– 0	–	14,117,370		– 0	–	14,117,370
Governments - Sovereign Agencies		– 0	–	10,238,832		– 0	–	10,238,832
Covered Bonds		– 0	–	9,340,238		– 0	–	9,340,238
Commercial Mortgage-Backed Securities		– 0	–	6,765,960		1,808,084		8,574,044
Agencies		– 0	–	7,414,867		– 0	–	7,414,867
Mortgage Pass-Throughs		– 0	–	6,898,053		– 0	–	6,898,053
Quasi-Sovereigns		– 0	–	2,205,097		– 0	–	2,205,097
Asset-Backed Securities		– 0	–	757,648		968,433		1,726,081
Emerging Markets - Treasuries		– 0	–	1,440,333		– 0	–	1,440,333
Local Governments - Municipal Bonds		– 0	–	957,762		– 0	–	957,762
Supranationals		– 0	–	802,878		– 0	–	802,878
Corporates - Non-Investment Grade		– 0	–	657,367		– 0	–	657,367

Total Investments in Securities		– 0	–	235,164,118		2,776,517		237,940,635

Other Financial Instruments (a):

Assets:
Futures	164,249		– 0	–	– 0	–	164,249
Forward Currency Exchange Contracts	– 0	–	4,965,082		– 0	–	4,965,082
Liabilities:
Futures	(30,450)		– 0	–	– 0	–	(30,450)
Forward Currency Exchange Contracts	– 0	–	(1,702,453)		– 0	–	(1,702,453)

Total (b)	$133,799		$238,426,747		$2,776,517		$241,337,063

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage- Backed Securities		Asset-Backed Securities		Total
Balance as of 8/31/16	$1,456,207		$1,011,206		$2,467,413
Accrued discounts/(premiums)	(1,063)		(271)		(1,334)
Realized gain (loss)	(1,317)		(656)		(1,973)
Change in unrealized appreciation/depreciation	(18,323)		(12,270)		(30,593)
Purchases/Payups	382,871		– 0	–	382,871
Sales/Paydowns	(10,291)		(29,576)		(39,867)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/16	$1,808,084		$968,433		$2,776,517

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16	$(18,323)		$(12,270)		$(30,593)

As of November 30, 2016, all Level 3 securities were priced by third party vendors.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB International Growth Portfolio

Portfolio of Investments

November 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Information Technology - 24.0%
Electronic Equipment, Instruments & Components - 1.4%
Keyence Corp.	5,100	$3,527,377

Internet Software & Services - 4.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	34,300	3,224,886
Criteo SA (Sponsored ADR) (a)(b)	56,180	2,318,549
NAVER Corp.	2,095	1,429,299
Tencent Holdings Ltd. (b)	187,300	4,663,935

		11,636,669

IT Services - 1.4%
HCL Technologies Ltd.	108,270	1,271,558
Worldpay Group PLC (b)(c)	662,386	2,229,647

		3,501,205

Semiconductors & Semiconductor Equipment - 5.7%
ASML Holding NV	60,030	6,192,527
SK Hynix, Inc.	85,240	3,117,712
Taiwan Semiconductor Manufacturing Co., Ltd.	802,000	4,611,841

		13,922,080

Software - 7.8%
Constellation Software, Inc./Canada	18,710	8,725,298
Dassault Systemes	64,700	4,928,199
LINE Corp. (Sponsored ADR) (a)(b)	140,540	5,437,493

		19,090,990

Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co., Ltd.	5,030	7,485,528

		59,163,849

Financials - 20.0%
Banks - 3.2%
Axis Bank Ltd.	270,110	1,849,003
HDFC Bank Ltd.	165,600	3,309,631
Sberbank of Russia PJSC (Sponsored ADR)	274,504	2,768,373

		7,927,007

Capital Markets - 5.1%
Partners Group Holding AG	11,129	5,408,547
UBS Group AG	449,243	7,142,723

		12,551,270

Consumer Finance - 0.2%
Shriram Transport Finance Co., Ltd.	37,380	492,600

Diversified Financial Services - 0.7%
GRENKE AG	11,240	1,638,151

Insurance - 7.8%
Admiral Group PLC	45,335	1,076,991
AIA Group Ltd.	1,385,000	8,433,384
Prudential PLC	505,700	9,763,675

		19,274,050

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 3.0%
Housing Development Finance Corp., Ltd.	402,330	7,420,553

		49,303,631

Health Care - 12.9%
Health Care Equipment & Supplies - 3.5%
Essilor International SA	53,180	5,630,752
Sartorius AG (Preference Shares)	41,610	3,092,915

		8,723,667

Health Care Providers & Services - 1.5%
Ramsay Health Care Ltd.	69,713	3,645,016

Life Sciences Tools & Services - 3.3%
Eurofins Scientific SE	18,531	8,106,290

Pharmaceuticals - 4.6%
Roche Holding AG	5,570	1,239,721
Shire PLC	133,510	7,775,445
Sun Pharmaceutical Industries Ltd.	216,336	2,237,104

		11,252,270

		31,727,243

Consumer Staples - 12.1%
Food & Staples Retailing - 2.4%
CP ALL PCL	1,502,000	2,536,344
Lenta Ltd. (GDR) (a)(c)	366,961	2,842,503
Sugi Holdings Co., Ltd.	13,300	624,207

		6,003,054

Household Products - 0.7%
Reckitt Benckiser Group PLC	19,940	1,684,403

Personal Products - 2.4%
Amorepacific Corp. (b)	3,480	978,231
L’Oreal SA	2,620	445,774
LG Household & Health Care Ltd.	3,070	2,068,033
Unilever PLC	58,350	2,321,228

		5,813,266

Tobacco - 6.6%
British American Tobacco PLC	150,369	8,231,227
Japan Tobacco, Inc.	234,400	8,126,315

		16,357,542

		29,858,265

Consumer Discretionary - 10.7%
Auto Components - 0.7%
Valeo SA	31,540	1,757,210

Diversified Consumer Services - 0.4%
Kroton Educacional SA	258,500	1,102,188

Hotels, Restaurants & Leisure - 1.8%
Elior Group (c)	88,780	1,840,443
IMAX China Holding, Inc. (a)(c)	284,100	1,373,501
Sodexo SA	10,658	1,164,071

		4,378,015

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 1.2%
Ctrip.com International Ltd. (ADR) (a)	66,140	2,991,512

Media - 4.2%
CTS Eventim AG & Co. KGaA	156,924	4,678,070
Naspers Ltd. - Class N	38,304	5,575,043

		10,253,113

Specialty Retail - 1.5%
ABC-Mart, Inc.	61,400	3,619,721

Textiles, Apparel & Luxury Goods - 0.9%
Samsonite International SA	738,800	2,314,758

		26,416,517

Energy - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
CNOOC Ltd.	998,000	1,313,689
LUKOIL PJSC (Sponsored ADR)	51,940	2,555,967
Novatek OJSC (Sponsored GDR) (c)	11,570	1,370,130
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	379,410	9,674,533
TOTAL SA	186,094	8,872,552

		23,786,871

Industrials - 6.3%
Commercial Services & Supplies - 2.8%
Babcock International Group PLC	490,375	5,856,750
Regus PLC	402,858	1,172,483

		7,029,233

Construction & Engineering - 0.1%
IRB Infrastructure Developers Ltd.	117,330	318,312

Professional Services - 1.8%
Teleperformance	44,390	4,332,072

Trading Companies & Distributors - 1.6%
BOC Aviation Ltd. (b)(c)	468,800	2,361,354
Brenntag AG	28,690	1,514,949

		3,876,303

		15,555,920

Real Estate - 2.8%
Real Estate Management & Development - 2.8%
Ayala Land, Inc.	2,678,100	1,770,941
Daito Trust Construction Co., Ltd.	29,300	4,566,390
Global Logistic Properties Ltd.	405,000	580,053

		6,917,384

Materials - 0.6%
Metals & Mining - 0.6%
BHP Billiton PLC	88,060	1,449,806

Company	Shares	U.S. $ Value
Telecommunication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Tower Bersama Infrastructure Tbk PT	2,135,600	873,813

Total Common Stocks (cost $220,933,077)		245,053,299

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.30% (d)(e) (cost $1,568,857)	1,568,857	1,568,857

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $222,501,934)		246,622,156

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
Investment Companies - 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.30% (d)(e) (cost $10,038,292)	10,038,292	10,038,292

Total Investments - 104.1% (cost $232,540,226) (f)		256,660,448
Other assets less liabilities - (4.1)%		(10,058,785)

Net Assets - 100.0%		$246,601,663

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	1,126	USD	852	12/15/16	$13,277
Bank of America, NA	USD	3,762	CHF	3,668	12/15/16	(150,801)
Barclays Bank PLC	HKD	41,223	USD	5,319	12/15/16	4,310
Barclays Bank PLC	USD	2,251	JPY	228,107	12/15/16	(256,149)
Citibank, NA	CHF	1,603	USD	1,666	12/15/16	88,134
Citibank, NA	EUR	15,804	USD	17,880	12/15/16	1,120,194
Citibank, NA	GBP	8,604	USD	11,456	12/15/16	686,785
Citibank, NA	JPY	274,700	USD	2,520	12/15/16	117,468
Citibank, NA	USD	8,592	AUD	11,177	12/15/16	(341,566)
Citibank, NA	USD	8,013	CAD	10,346	12/15/16	(309,748)
Citibank, NA	USD	1,142	NOK	9,291	12/15/16	(50,381)
Citibank, NA	USD	5,596	SEK	46,724	12/15/16	(525,985)
Goldman Sachs Bank USA	BRL	3,417	USD	1,061	12/02/16	50,681
Goldman Sachs Bank USA	USD	1,006	BRL	3,417	12/02/16	4,358
HSBC Bank USA	USD	1,228	CAD	1,644	12/15/16	(4,468)
HSBC Bank USA	USD	2,140	GBP	1,748	12/15/16	48,086
JPMorgan Chase Bank, NA	BRL	15,212	USD	4,478	12/02/16	(19,399)
JPMorgan Chase Bank, NA	USD	4,803	BRL	15,212	12/02/16	(304,965)
JPMorgan Chase Bank, NA	AUD	5,554	USD	4,189	12/15/16	88,696
JPMorgan Chase Bank, NA	USD	4,744	AUD	6,265	12/15/16	(119,697)
JPMorgan Chase Bank, NA	USD	1,207	GBP	992	12/15/16	34,661
JPMorgan Chase Bank, NA	USD	1,771	JPY	179,546	12/15/16	(200,587)
Royal Bank of Scotland PLC	BRL	6,042	USD	1,775	12/02/16	(11,259)
Royal Bank of Scotland PLC	USD	1,779	BRL	6,042	12/02/16	7,705

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	SGD	2,054	USD	1,528	12/15/16	$94,946
Standard Chartered Bank	BRL	5,753	USD	1,690	12/02/16	(11,465)
Standard Chartered Bank	USD	1,694	BRL	5,753	12/02/16	7,337
Standard Chartered Bank	KRW	2,689,201	USD	2,347	12/15/16	63,302
Standard Chartered Bank	USD	1,673	BRL	5,753	1/04/17	11,550
State Street Bank & Trust Co.	CHF	3,998	USD	4,201	12/15/16	265,245
State Street Bank & Trust Co.	HKD	7,659	USD	988	12/15/16	588
State Street Bank & Trust Co.	SEK	5,687	USD	632	12/15/16	14,726
State Street Bank & Trust Co.	USD	1,964	CHF	1,933	12/15/16	(60,934)
State Street Bank & Trust Co.	USD	951	EUR	865	12/15/16	(33,653)
State Street Bank & Trust Co.	USD	11,021	JPY	1,124,200	12/15/16	(1,188,113)
State Street Bank & Trust Co.	USD	966	CHF	937	3/16/17	(37,611)
UBS AG	GBP	4,687	USD	5,712	12/15/16	(154,340)
UBS AG	USD	1,481	EUR	1,345	12/15/16	(54,298)

						$(1,113,370)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $12,017,578 or 4.9% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,543,024 and gross unrealized depreciation of investments was $(9,422,802), resulting in net unrealized appreciation of $24,120,222.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

Country Breakdown*

16.3%	United Kingdom
16.0%	France
10.5%	Japan
6.9%	India
6.4%	Netherlands
6.1%	South Korea
5.6%	Switzerland
4.9%	China
4.9%	Hong Kong
4.4%	Germany
3.9%	Russia
3.5%	Canada
2.3%	South Africa
7.7%	Other
0.6%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Australia, Brazil, Indonesia, Philippines, Singapore, Taiwan and Thailand.

AB Pooling Portfolios

AB International Growth Portfolio

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$19,706,226		$39,457,623		$	– 0	–	$59,163,849
Financials	2,768,373		46,535,258			– 0	–	49,303,631
Health Care	– 0	–	31,727,243			– 0	–	31,727,243
Consumer Staples	– 0	–	29,858,265			– 0	–	29,858,265
Consumer Discretionary	2,991,512		23,425,005			– 0	–	26,416,517
Energy	2,555,967		21,230,904			– 0	–	23,786,871
Industrials	– 0	–	15,555,920			– 0	–	15,555,920
Real Estate	– 0	–	6,917,384			– 0	–	6,917,384
Materials	– 0	–	1,449,806			– 0	–	1,449,806
Telecommunication Services	– 0	–	873,813			– 0	–	873,813
Short-Term Investments	1,568,857		– 0	–		– 0	–	1,568,857
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,038,292		– 0	–		– 0	–	10,038,292

Total Investments in Securities	39,629,227		217,031,221	(a)		– 0	–	256,660,448

Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	2,722,049			– 0	–	2,722,049
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(3,835,419)			– 0	–	(3,835,419)

Total (c)	$39,629,227		$215,917,851		$	– 0	–	$255,547,078

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$914	$16,974	$16,319	$1,569	$	– 0	–

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$8,638	$30,850	$29,450	$10,038	$8

AB Pooling Portfolios

AB International Value Portfolio

Portfolio of Investments

November 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Financials - 20.0%
Banks - 12.4%
Australia & New Zealand Banking Group Ltd.	143,750	$3,010,439
Banco Macro SA (ADR)	18,050	1,248,880
Bank of Montreal	22,650	1,492,745
Bank of Queensland Ltd.	287,450	2,381,066
BOC Hong Kong Holdings Ltd.	26,500	99,221
Danske Bank A/S	89,070	2,592,529
DNB ASA	69,760	1,026,659
ING Groep NV	248,080	3,370,736
Intesa Sanpaolo SpA	621,010	1,368,524
Itau Unibanco Holding SA (Preference Shares)	183,880	1,920,670
KB Financial Group, Inc.	53,630	1,928,434
KBC Group NV	41,800	2,506,042
Mitsubishi UFJ Financial Group, Inc.	767,300	4,613,718
Shinhan Financial Group Co., Ltd.	37,810	1,424,814
Toronto-Dominion Bank (The)	52,050	2,463,202

		31,447,679

Capital Markets - 1.2%
Amundi SA (a)	30,570	1,500,131
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	312,300	1,531,178

		3,031,309

Consumer Finance - 0.8%
Hitachi Capital Corp.	79,900	1,985,796

Diversified Financial Services - 0.9%
Challenger Ltd./Australia	156,970	1,231,446
Haci Omer Sabanci Holding AS	416,700	1,060,394

		2,291,840

Insurance - 4.0%
AIA Group Ltd.	327,200	1,992,349
Dongbu Insurance Co., Ltd.	40,470	2,523,275
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	13,570	2,472,237
NN Group NV	51,039	1,638,288
Suncorp Group Ltd.	168,942	1,556,812

		10,182,961

Thrifts & Mortgage Finance - 0.7%
LIC Housing Finance Ltd.	213,417	1,766,165

		50,705,750

Consumer Discretionary - 12.9%
Auto Components - 4.1%
Cie Plastic Omnium SA	40,882	1,242,733
Hankook Tire Co., Ltd.	36,960	1,711,215
Magna International, Inc. (New York) - Class A (b)	73,680	2,980,356
Sumitomo Electric Industries Ltd.	194,200	2,776,898
Valeo SA	31,340	1,746,067

		10,457,269

Company	Shares	U.S. $ Value
Automobiles - 4.4%
Honda Motor Co., Ltd.	118,500	3,533,478
Isuzu Motors Ltd.	152,000	1,829,378
Peugeot SA (c)	204,180	3,004,575
Tata Motors Ltd.	131,333	877,239
Tata Motors Ltd. - Class A	418,556	1,811,595

		11,056,265

Household Durables - 1.1%
Panasonic Corp.	272,400	2,824,977

Leisure Products - 0.3%
Bandai Namco Holdings, Inc.	24,900	718,050

Media - 1.6%
Altice NV - Class A (c)	61,374	1,055,801
Liberty Global PLC - Series C (c)	101,245	3,082,910

		4,138,711

Specialty Retail - 0.5%
Kingfisher PLC	264,010	1,161,551

Textiles, Apparel & Luxury Goods - 0.9%
HUGO BOSS AG	19,970	1,144,428
Kering	5,650	1,225,839

		2,370,267

		32,727,090

Consumer Staples - 10.5%
Beverages - 1.2%
Asahi Group Holdings Ltd. (b)	27,900	913,276
Pernod Ricard SA (b)	20,220	2,113,276

		3,026,552

Food & Staples Retailing - 3.7%
Koninklijke Ahold Delhaize NV	256,620	5,053,596
Loblaw Cos., Ltd.	24,330	1,264,044
Tesco PLC (c)	715,710	1,868,175
X5 Retail Group NV (GDR) (a)(c)	37,555	1,126,650

		9,312,465

Food Products - 1.1%
JBS SA	363,200	1,047,187
WH Group Ltd. (a)	2,278,000	1,896,077

		2,943,264

Household Products - 1.0%
Henkel AG & Co. KGaA (Preference Shares)	21,630	2,507,560

Tobacco - 3.5%
British American Tobacco PLC	105,960	5,800,271
Imperial Brands PLC	74,060	3,175,888

		8,976,159

		26,766,000

Company	Shares	U.S. $ Value
Materials - 9.9%
Chemicals - 4.5%
Agrium, Inc. (Toronto)	15,270	1,539,050
Air Water, Inc.	75,000	1,298,358
Arkema SA	28,662	2,748,297
Johnson Matthey PLC	44,970	1,765,551
JSR Corp.	105,800	1,546,134
Koninklijke DSM NV	22,409	1,360,603
LG Chem Ltd.	6,040	1,167,654

		11,425,647

Construction Materials - 0.7%
Buzzi Unicem SpA (b)	80,610	1,713,535

Metals & Mining - 3.9%
BlueScope Steel Ltd.	126,552	839,391
Boliden AB	77,260	1,996,073
Gerdau SA (Preference Shares)	446,500	1,785,726
Goldcorp, Inc.	83,780	1,105,799
MMC Norilsk Nickel PJSC (ADR)	154,155	2,586,633
Novolipetsk Steel PJSC (GDR) (a)	93,280	1,722,288

		10,035,910

Paper & Forest Products - 0.8%
Mondi PLC	94,121	1,923,002

		25,098,094

Industrials - 9.0%
Aerospace & Defense - 1.3%
Airbus Group SE	51,278	3,269,505

Airlines - 3.9%
Air Canada (c)	135,310	1,359,849
International Consolidated Airlines Group SA (b)	475,120	2,572,927
Japan Airlines Co., Ltd.	112,900	3,370,929
Qantas Airways Ltd.	1,098,513	2,673,972

		9,977,677

Machinery - 1.9%
IHI Corp. (c)	920,000	2,602,363
JTEKT Corp.	133,400	2,181,467

		4,783,830

Road & Rail - 1.9%
Canadian National Railway Co.	18,800	1,256,926
Central Japan Railway Co.	21,100	3,483,468

		4,740,394

		22,771,406

Telecommunication Services - 8.9%
Diversified Telecommunication Services - 6.9%
BT Group PLC	1,343,000	5,990,296
China Unicom Hong Kong Ltd.	2,300,000	2,787,901
Nippon Telegraph & Telephone Corp.	155,100	6,225,891
TDC A/S (c)	481,140	2,442,255

		17,446,343

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. - Class B	24,990	965,519
Vodafone Group PLC	1,763,862	4,261,027

		5,226,546

		22,672,889

Information Technology - 8.8%
Electronic Equipment, Instruments & Components - 0.8%
Largan Precision Co., Ltd.	18,000	2,075,535

Internet Software & Services - 1.2%
Tencent Holdings Ltd.	122,700	3,055,338

Semiconductors & Semiconductor Equipment - 4.0%
Infineon Technologies AG	96,510	1,612,638
Realtek Semiconductor Corp.	523,000	1,621,442
SCREEN Holdings Co., Ltd.	45,600	2,762,176
Sumco Corp.	244,200	2,742,469
Tokyo Electron Ltd.	15,200	1,410,238

		10,148,963

Software - 0.9%
Nintendo Co., Ltd.	9,400	2,316,430

Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co., Ltd.	3,150	4,687,756

		22,284,022

Energy - 8.0%
Energy Equipment & Services - 0.6%
Petrofac Ltd.	157,350	1,568,116

Oil, Gas & Consumable Fuels - 7.4%
Canadian Natural Resources Ltd.	73,240	2,471,502
JX Holdings, Inc.	800,300	3,101,710
LUKOIL PJSC (Sponsored ADR)	22,840	1,123,956
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	270,952	6,908,975
TOTAL SA	57,806	2,756,063
YPF SA (Sponsored ADR)	145,155	2,466,184

		18,828,390

		20,396,506

Health Care - 6.1%
Biotechnology - 0.7%
Grifols SA (ADR)	110,310	1,724,145

Pharmaceuticals - 5.4%
Roche Holding AG	29,950	6,666,006
Sanofi	52,160	4,203,906
Teva Pharmaceutical Industries Ltd.	11,682	431,528
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	68,190	2,570,763

		13,872,203

		15,596,348

Company	Shares	U.S. $ Value
Utilities - 3.0%
Electric Utilities - 2.1%
EDP - Energias de Portugal SA	509,920	1,473,156
Enel SpA	400,638	1,617,641
Korea Electric Power Corp.	54,060	2,144,894

		5,235,691

Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	127,600	1,128,708
Pennon Group PLC	121,640	1,242,526

		2,371,234

		7,606,925

Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,420,530	1,192,807

Real Estate Management & Development - 0.8%
LendLease Group	200,273	2,007,720

		3,200,527

Total Common Stocks (cost $240,627,303)		249,825,557

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.30% (d)(e) (cost $1,341,370)	1,341,370	1,341,370

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $241,968,673)		251,166,927

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.30% (d)(e) (cost $7,506,076)	7,506,076	7,506,076

Total Investments - 101.9% (cost $249,474,749) (f)		258,673,003
Other assets less liabilities - (1.9)%		(4,731,284)

Net Assets - 100.0%		$253,941,719

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	1,175	USD	1,459	2/16/17	$(14,395)
Barclays Bank PLC	USD	3,074	CNY	20,771	2/16/17	(88,404)
BNP Paribas SA	USD	1,400	JPY	145,864	2/16/17	(119,562)
Citibank, NA	BRL	16,554	USD	4,874	12/02/16	(21,111)
Citibank, NA	USD	4,920	BRL	16,554	12/02/16	(25,532)
Citibank, NA	USD	2,246	RUB	145,170	1/17/17	(3,879)
Citibank, NA	AUD	7,729	USD	5,934	2/16/17	236,717
Citibank, NA	INR	170,949	USD	2,476	2/16/17	3,044
Citibank, NA	JPY	1,153,555	USD	11,025	2/16/17	901,462
Citibank, NA	KRW	9,211,938	USD	8,048	2/16/17	226,531
Credit Suisse International	CHF	1,650	USD	1,702	2/16/17	70,859
Credit Suisse International	HKD	10,215	USD	1,318	2/16/17	259
Credit Suisse International	USD	10,203	CHF	9,899	2/16/17	(416,440)
Credit Suisse International	USD	3,295	NOK	26,933	2/16/17	(129,904)
Goldman Sachs Bank USA	BRL	19,669	USD	6,039	12/02/16	222,937
Goldman Sachs Bank USA	USD	5,791	BRL	19,669	12/02/16	25,083
Goldman Sachs Bank USA	RUB	89,937	USD	1,363	1/17/17	(25,600)
Goldman Sachs Bank USA	EUR	1,673	USD	1,783	2/16/17	3,322
Goldman Sachs Bank USA	USD	749	CAD	1,005	2/16/17	313
Goldman Sachs Bank USA	USD	3,430	CNY	23,461	2/16/17	(57,458)
Goldman Sachs Bank USA	USD	2,906	NOK	23,952	2/16/17	(91,291)
JPMorgan Chase Bank, NA	BRL	13,961	USD	4,110	12/02/16	(17,804)
JPMorgan Chase Bank, NA	USD	4,408	BRL	13,961	12/02/16	(279,886)
JPMorgan Chase Bank, NA	GBP	705	USD	875	2/16/17	(8,869)
JPMorgan Chase Bank, NA	USD	7,929	TWD	249,102	2/16/17	(130,458)
Morgan Stanley & Co., Inc.	EUR	3,673	USD	4,071	2/16/17	162,822
Morgan Stanley & Co., Inc.	ILS	6,022	USD	1,582	2/16/17	6,952
Northern Trust Co.	HKD	6,600	USD	852	2/16/17	226
Northern Trust Co.	USD	748	MXN	15,411	2/16/17	(5,538)
Royal Bank of Scotland PLC	CAD	6,448	USD	4,819	2/16/17	14,807
Royal Bank of Scotland PLC	TWD	129,141	USD	4,042	2/16/17	(1,202)
Royal Bank of Scotland PLC	USD	2,385	ZAR	34,250	2/16/17	12,321
Standard Chartered Bank	BRL	10,846	USD	3,185	12/02/16	(21,615)
Standard Chartered Bank	USD	3,193	BRL	10,846	12/02/16	13,832
Standard Chartered Bank	USD	3,155	BRL	10,846	1/04/17	21,776
Standard Chartered Bank	USD	2,530	INR	170,949	2/16/17	(56,858)
Standard Chartered Bank	USD	713	KRW	822,257	2/16/17	(14,714)
Standard Chartered Bank	USD	2,958	SEK	26,583	2/16/17	(62,847)
State Street Bank & Trust Co.	CHF	2,084	USD	2,074	2/16/17	14,151
State Street Bank & Trust Co.	EUR	565	USD	621	2/16/17	19,739

						$363,786

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $6,245,146 or 2.5% of net assets.
(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,683,063 and gross unrealized depreciation of investments was $(15,484,809), resulting in net unrealized appreciation of $9,198,254.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

Country Breakdown*

November 30, 2016 (unaudited)

20.8%	Japan
12.9%	United Kingdom
9.5%	France
7.7%	Netherlands
6.7%	Canada
6.2%	South Korea
5.5%	Australia
3.1%	Germnay
3.0%	Brazil
2.7%	Switzerland
2.6%	Russia
2.3%	China
2.0%	Denmark
14.5%	Other
0.5%	Short-Term

100.0%

*	All data are as of November 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.9% or less in the following countries: Argentina, Belgium, Hong Kong, India, Israel, Italy, Norway, Portugal, South Africa, Spain, Sweden, Taiwan and Turkey.

AB Pooling Portfolios

AB International Value Portfolio

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$5,204,827		$45,500,923		$	– 0	–	$50,705,750
Consumer Discretionary	6,063,266		26,663,824			– 0	–	32,727,090
Consumer Staples	2,390,694		24,375,306			– 0	–	26,766,000
Materials	3,143,272		21,954,822			– 0	–	25,098,094
Industrials	2,616,775		20,154,631			– 0	–	22,771,406
Telecommunication Services	965,519		21,707,370			– 0	–	22,672,889
Information Technology	– 0	–	22,284,022			– 0	–	22,284,022
Energy	6,061,642		14,334,864			– 0	–	20,396,506
Health Care	4,294,908		11,301,440			– 0	–	15,596,348
Utilities	– 0	–	7,606,925			– 0	–	7,606,925
Real Estate	– 0	–	3,200,527			– 0	–	3,200,527
Short-Term Investments	1,341,370		– 0	–		– 0	–	1,341,370
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,506,076		– 0	–		– 0	–	7,506,076

Total Investments in Securities	39,588,349		219,084,654	(a)		– 0	–	258,673,003

Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,957,153			– 0	–	1,957,153
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,593,367)			– 0	–	(1,593,367)

Total (c)	$39,588,349		$219,448,440		$	– 0	–	$259,036,789

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$1,044	$12,046	$11,749	$1,341	$	– 0	–

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$2	$47,055	$39,551	$7,506	$3

AB Pooling Portfolios

AB Multi-Asset Real Return Portfolio

Portfolio of Investments

November 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 47.3%
Energy - 21.7%
Integrated Oil & Gas - 12.4%
BP PLC	1,121,630	$6,506,601
Chevron Corp.	87,620	9,774,887
China Petroleum & Chemical Corp.-Class H	4,434,000	3,179,526
Eni SpA	178,350	2,495,295
Exxon Mobil Corp.	266,050	23,226,165
Galp Energia SGPS SA	189,670	2,566,842
LUKOIL PJSC (Sponsored ADR) (a)	93,910	4,621,082
Petroleo Brasileiro SA (Preference Shares) (b)	469,300	2,212,281
Royal Dutch Shell PLC-Class A	677,298	17,270,346
Royal Dutch Shell PLC-Class B	795,574	21,155,958
TOTAL SA (a)	508,907	24,263,566
YPF SA (Sponsored ADR)	171,500	2,913,785

		120,186,334

Oil & Gas Drilling - 0.3%
Helmerich & Payne, Inc.	38,430	2,907,230

Oil & Gas Equipment & Services - 0.8%
Aker Solutions ASA (b) (c)	317,050	1,429,968
Halliburton Co.	59,340	3,150,360
Petrofac Ltd.	231,950	2,311,563
RPC, Inc. (a)	59,020	1,185,122

		8,077,013

Oil & Gas Exploration & Production - 7.2%
Aker BP ASA	173,364	2,837,362
Anadarko Petroleum Corp.	93,988	6,499,270
Canadian Natural Resources Ltd.	188,450	6,359,293
CNOOC Ltd.	3,461,000	4,555,788
Concho Resources, Inc. (b)	24,710	3,534,024
Devon Energy Corp.	110,560	5,343,365
EOG Resources, Inc.	123,257	12,636,307
Gran Tierra Energy, Inc. (b)	469,760	1,342,871
Hess Corp.	191,328	10,706,715
Inpex Corp. (a)	209,300	2,047,983
Occidental Petroleum Corp.	105,995	7,563,803
SM Energy Co.	67,950	2,708,487
Southwestern Energy Co. (b)	252,380	2,864,513

		68,999,781

Oil & Gas Refining & Marketing - 1.0%
Cosan SA Industria e Comercio	104,900	1,222,577
HollyFrontier Corp. (a)	48,850	1,405,415
JX Holdings, Inc.	1,001,600	3,881,885
Tupras Turkiye Petrol Rafinerileri AS	137,200	2,733,042

		9,242,919

		209,413,277

Real Estate - 17.4%
Diversified Real Estate Activities - 1.4%
Ayala Land, Inc.	1,483,182	980,780
DLF Ltd.	62,375	104,217

Company	Shares	U.S. $ Value
LendLease Group	172,310	1,727,393
Mitsubishi Estate Co., Ltd.	35,000	716,195
Mitsui Fudosan Co., Ltd.	157,000	3,769,757
Pakuwon Jati Tbk PT	3,433,500	173,228
Shenzhen Investment Ltd.	424,000	184,464
Sumitomo Realty & Development Co., Ltd.	84,000	2,365,274
UOL Group Ltd.	421,648	1,727,898
Wharf Holdings Ltd. (The)	246,000	1,820,721

		13,569,927

Diversified REITs - 2.4%
Armada Hoffler Properties, Inc.	104,960	1,474,688
Empire State Realty Trust, Inc.-Class A	108,590	2,190,260
Fibra Uno Administracion SA de CV	343,582	530,335
Gecina SA	7,690	1,008,400
GPT Group (The)	420,987	1,501,931
Gramercy Property Trust	232,071	2,028,300
Growthpoint Properties Ltd.	369,473	651,945
H&R Real Estate Investment Trust	62,240	1,010,537
Hankyu Reit, Inc. (a)	382	498,409
Hulic Reit, Inc. (a)	693	1,128,113
ICADE	18,590	1,283,044
Kenedix Office Investment Corp.-Class A	188	1,004,006
KLCCP Stapled Group	66,800	113,976
Liberty Property Trust	46,810	1,844,314
Mapletree Greater China Commercial Trust (c)	276,700	185,683
Merlin Properties Socimi SA	169,859	1,711,851
Premier Investment Corp. (a)	817	967,800
Redefine Properties Ltd.	593,475	435,104
SA Corporate Real Estate Ltd.	779,668	304,612
Spirit Realty Capital, Inc.	154,480	1,666,839
STORE Capital Corp.	76,130	1,881,934

		23,422,081

Health Care REITs - 0.5%
Assura PLC	699,230	500,867
HCP, Inc.	15,250	450,332
LTC Properties, Inc.	21,680	985,573
Ventas, Inc.	51,560	3,115,255
Welltower, Inc.	5,110	320,806

		5,372,833

Hotel & Resort REITs - 0.3%
DiamondRock Hospitality Co.	138,750	1,469,363
Summit Hotel Properties, Inc.	72,779	1,034,917

		2,504,280

Industrial REITs - 1.0%
DCT Industrial Trust, Inc.	40,210	1,847,650
Goodman Group	322,028	1,585,336
LaSalle Logiport REIT	838	812,212
Macquarie Mexico Real Estate Management SA de CV (b)	119,390	119,645
Monmouth Real Estate Investment Corp.-Class A	89,980	1,263,319
Pure Industrial Real Estate Trust	216,040	855,604
Rexford Industrial Realty, Inc.	110,990	2,451,769

Company	Shares	U.S. $ Value
Segro PLC	235,640	1,232,865

		10,168,400

Office REITs - 2.3%
Alexandria Real Estate Equities, Inc.	19,549	2,142,375
Allied Properties Real Estate Investment Trust	42,015	1,059,993
alstria office REIT-AG (a) (b)	178,595	2,183,272
Axiare Patrimonio SOCIMI SA (a)	77,720	1,078,122
Boston Properties, Inc.	31,769	3,935,544
Brandywine Realty Trust	151,900	2,331,665
CapitaLand Commercial Trust	1,700,000	1,802,919
Concentradora Hipotecaria SAPI de CV	814,330	966,463
Equity Commonwealth (b)	45,190	1,314,125
Highwoods Properties, Inc.	34,620	1,663,837
Investa Office Fund	329,860	1,072,927
MCUBS MidCity Investment Corp. (a)	254	761,840
Workspace Group PLC	176,730	1,513,983

		21,827,065

Real Estate Development - 1.5%
Bumi Serpong Damai Tbk PT	1,137,500	142,386
Cheung Kong Property Holdings Ltd.	568,500	3,883,144
China Evergrande Group (a)	785,750	535,762
China Overseas Land & Investment Ltd.	1,392,650	4,010,911
China Resources Land Ltd.	392,966	952,043
China Vanke Co., Ltd.-Class H	192,700	590,175
CIFI Holdings Group Co., Ltd.	1,972,000	583,927
Ciputra Development Tbk PT	1,334,345	132,790
Country Garden Holdings Co., Ltd.	1,062,000	593,538
Goldin Properties Holdings Ltd. (b)	188,000	143,951
Hung Poo Real Estate Development Corp.	32,000	27,189
IOI Properties Group Bhd	285,300	133,515
Kaisa Group Holdings Ltd. (a) (b) (d) (e)	1,057,000	192,063
Land & Houses PCL	518,900	135,138
Lippo Karawaci Tbk PT	2,802,100	158,019
Longfor Properties Co., Ltd.	214,450	275,367
Mah Sing Group Bhd	230,675	69,213
Oberoi Realty Ltd.	12,672	53,810
Quality Houses PCL	632,083	44,998
Shimao Property Holdings Ltd.	182,500	238,264
Sino Land Co., Ltd.	648,000	1,016,605
Sino-Ocean Group Holding Ltd.	529,850	225,504
SP Setia Bhd Group	132,650	97,907
Summarecon Agung Tbk PT	1,597,900	166,409
Sunac China Holdings Ltd. (a)	259,400	196,734
Supalai PCL	91,000	58,151
WHA Corp. PCL (b)	498,630	41,926

		14,699,439

Real Estate Operating Companies - 1.4%
Ascendas India Trust	101,700	74,500
BR Malls Participacoes SA (b)	61,683	196,605
BR Properties SA	28,120	65,620
CA Immobilien Anlagen AG (b)	69,051	1,258,146
Central Pattana PCL	199,100	315,283
Fabege AB	91,180	1,441,588

Company	Shares	U.S. $ Value
Global Logistic Properties Ltd.	455,500	652,381
Globe Trade Centre SA (b)	49,357	94,066
Hongkong Land Holdings Ltd.	263,900	1,686,081
Inmobiliaria Colonial SA	124,594	834,743
Kungsleden AB	144,172	882,407
Multiplan Empreendimentos Imobiliarios SA	10,950	187,782
Parque Arauco SA	303,320	702,218
SM Prime Holdings, Inc.	1,145,350	609,601
TLG Immobilien AG	24,050	433,108
UNITE Group PLC (The)	191,872	1,342,065
Vonovia SE	77,459	2,497,119

		13,273,313

Real Estate Services - 0.1%
CBRE Group, Inc.-Class A (b)	36,790	1,068,382

Residential REITs - 2.0%
Apartment Investment & Management Co.-Class A	43,790	1,843,559
AvalonBay Communities, Inc.	22,482	3,698,064
Colony Starwood Homes	66,804	2,040,862
Education Realty Trust, Inc.	53,404	2,168,202
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,182,312	992,778
Independence Realty Trust, Inc.	149,810	1,280,876
Japan Rental Housing Investments, Inc.	1,294	929,356
Kenedix Residential Investment Corp.	321	842,924
Killam Apartment Real Estate Investment Trust	100,240	897,705
Mid-America Apartment Communities, Inc.	22,180	2,032,353
Milestone Apartments Real Estate Investment Trust	52,050	703,274
Sun Communities, Inc.	31,901	2,302,295

		19,732,248

Retail REITs - 3.6%
Brixmor Property Group, Inc.	85,020	2,070,237
Capitaland Malaysia Mall Trust	161,300	56,343
Federal Realty Investment Trust	19,490	2,736,786
Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,339,654	846,399
Frontier Real Estate Investment Corp.	203	905,006
Fukuoka REIT Corp.	571	912,874
Hyprop Investments Ltd.	71,496	573,949
IGB Real Estate Investment Trust	243,900	86,288
Kite Realty Group Trust	41,137	989,345
Klepierre	44,004	1,637,034
Link REIT	599,878	4,125,553
Mapletree Commercial Trust	736,700	742,688
Mercialys SA	64,750	1,262,959
National Retail Properties, Inc.	61,402	2,620,637
Ramco-Gershenson Properties Trust	100,704	1,708,947
Resilient REIT Ltd.	28,524	209,420
Retail Opportunity Investments Corp.	52,094	1,075,220
Scentre Group	468,676	1,465,842
Simon Property Group, Inc.	46,871	8,420,375
Taubman Centers, Inc.	29,720	2,159,752

		34,605,654

Specialized REITs - 0.9%
Big Yellow Group PLC	113,160	941,267
Equinix, Inc.	3,400	1,151,784

Company	Shares	U.S. $ Value
Extra Space Storage, Inc.	36,823	2,583,502
Four Corners Property Trust, Inc.	50,640	971,275
National Storage Affiliates Trust	139,590	2,872,762

		8,520,590

		168,764,212

Materials - 7.0%
Construction Materials - 0.2%
Buzzi Unicem SpA	44,360	942,965
Fletcher Building Ltd.	107,000	778,434

		1,721,399

Copper - 0.7%
Antofagasta PLC (a)	317,620	2,740,641
First Quantum Minerals Ltd.	226,680	2,588,604
Lundin Mining Corp. (b)	312,060	1,530,913

		6,860,158

Diversified Chemicals - 0.3%
Arkema SA	30,686	2,942,371

Diversified Metals & Mining - 2.3%
Boliden AB	123,200	3,182,970
Glencore PLC (b)	2,066,660	7,228,194
Korea Zinc Co., Ltd.	5,740	2,310,208
MMC Norilsk Nickel PJSC (ADR)	258,410	4,322,888
Orocobre Ltd. (a) (b)	200,650	666,443
Rio Tinto PLC	81,850	3,088,275
Syrah Resources Ltd. (a) (b)	397,180	814,170

		21,613,148

Fertilizers & Agricultural Chemicals - 1.4%
Agrium, Inc. (Toronto)	9,913	999,122
Monsanto Co.	56,864	5,840,502
Potash Corp. of Saskatchewan, Inc.	64,661	1,179,330
Syngenta AG (REG)	7,205	2,757,151
UPL Ltd.	264,070	2,439,974

		13,216,079

Forest Products - 0.0%
West Fraser Timber Co., Ltd.	5,818	207,418

Gold - 0.9%
Agnico Eagle Mines Ltd.	59,795	2,457,146
Barrick Gold Corp.	193,350	2,904,117
Detour Gold Corp. (b)	71,680	913,543
Goldcorp, Inc.	178,020	2,349,657
Real Gold Mining Ltd. (b) (d) (e)	686,500	0

		8,624,463

Paper Products - 0.2%
Mondi PLC	29,840	609,666
Oji Holdings Corp.	60,000	248,960
Stora Enso Oyj-Class R	43,322	418,127

Company	Shares	U.S. $ Value
UPM-Kymmene Oyj	41,601	950,835

		2,227,588

Precious Metals & Minerals - 0.1%
Industrias Penoles SAB de CV	49,390	1,060,939

Specialty Chemicals - 0.1%
Johnson Matthey PLC	31,615	1,241,225

Steel - 0.8%
Fortescue Metals Group Ltd.	574,510	2,458,321
Novolipetsk Steel PJSC (GDR) (c)	111,860	2,065,342
Severstal PJSC (GDR) (c)	109,490	1,650,892
voestalpine AG	37,600	1,427,226

		7,601,781

		67,316,569

Food Beverage & Tobacco - 0.7%
Agricultural Products - 0.6%
Archer-Daniels-Midland Co.	100,415	4,340,940
Bunge Ltd.	10,868	742,067
Wilmar International Ltd.	143,800	352,448

		5,435,455

Packaged Foods & Meats - 0.1%
Tyson Foods, Inc.-Class A	18,080	1,027,125

		6,462,580

Transportation - 0.2%
Highways & Railtracks - 0.1%
Transurban Group	210,830	1,637,691

Railroads - 0.1%
East Japan Railway Co.	10,500	905,673

		2,543,364

Diversified Financials - 0.1%
Mortgage REITs - 0.1%
Blackstone Mortgage Trust, Inc.-Class A	31,160	937,293

Consumer Services - 0.1%
Hotels, Resorts & Cruise Lines - 0.1%
Wyndham Worldwide Corp.	11,750	845,882

Insurance - 0.1%
Property & Casualty Insurance - 0.1%
First American Financial Corp.	22,290	841,225

Consumer Durables & Apparel - 0.0%
Homebuilding - 0.0%
Corp. GEO SAB de CV Series B (a) (b)	1,085	343
Cyrela Brazil Realty SA Empreendimentos e Participacoes	39,920	109,932
Desarrolladora Homex SAB de CV (b)	130	10
MRV Engenharia e Participacoes SA	40,800	139,185
Urbi Desarrollos Urbanos SAB de CV (a) (b)	52	32

Company		Principal Amount (000)	U.S. $ Value
			249,502

Total Common Stocks (cost $449,108,071)			457,373,904

INFLATION-LINKED SECURITIES - 30.9%
United States - 22.9%
U.S. Treasury Inflation Index
0.125%, 4/15/17-4/15/19 (TIPS)	U.S.$	83,181	83,574,697
1.125%, 1/15/21 (TIPS)		44,573	46,705,440
1.625%, 1/15/18 (TIPS)		49,039	50,279,083
2.125%, 1/15/19 (TIPS)		20,449	21,594,223
2.625%, 7/15/17 (TIPS)		18,373	18,817,138

			220,970,581

Japan - 8.0%
Japanese Government CPI Linked Bond Series 21 0.10%, 3/10/26	JPY	8,379,638	77,713,347

Total Inflation-Linked Securities (cost $308,259,741)			298,683,928

		Shares
INVESTMENT COMPANIES - 17.1%
Funds and Investment Trusts - 17.1%
BB Progressivo II FII		11,814	430,530
Financial Select Sector SPDR Fund		640,920	14,427,109
iShares Global Financials ETF (a)		254,930	14,337,263
iShares MSCI Global Gold Miners ETF		280,447	4,868,560
iShares MSCI Global Metals & Mining Producers ETF (a)		758,098	20,241,217
Kennedy Wilson Europe Real Estate PLC		22,386	274,725
Kinea Renda Imobiliaria FII		10,767	442,676
SPDR S&P Dividend ETF (a)		144,470	12,308,844
SPDR S&P Oil & Gas Exploration & Production ETF (a)		129,690	5,437,902
Vanguard Dividend Appreciation ETF (a)		86,190	7,305,464
Vanguard Global ex-U.S. Real Estate ETF (a)		753,505	38,707,552
Vanguard REIT ETF		576,650	46,356,894

Total Investment Companies (cost $172,579,844)			165,138,736

		Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Funds and Investment Trusts - 0.1%
Energy Select Sector SPDR Fund Expiration: Dec 2016, Exercise Price: $ 75.00 (b) (f)		4,702	503,114

Company	Contracts	U.S. $ Value
iShares U.S. Real Estate ETF Expiration: Dec 2016, Exercise Price: $ 82.00 (b) (f)	6,253	15,633

Total Options Purchased-Calls (premiums paid $551,768)		518,747

	Shares
SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.30% (g) (h) (cost $7,024,209)	7,024,209	7,024,209

Total Investments Before Security Lending Collateral for Securities Loaned - 96.1% (cost $937,523,633)		928,739,524

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
Investment Companies - 2.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.30% (g) (h) (cost $22,097,023)	22,097,023	22,097,023

Total Investments - 98.4% (cost $959,620,656) (i)		950,836,547
Other assets less liabilities - 1.6% (j)		15,864,167

Net Assets - 100.0%		$966,700,714

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	211	December 2016	$10,554,106	$10,938,240	$384,134
Copper Futures	149	March 2017	9,508,429	9,807,925	299,496
Cotton No. 2 Futures	43	March 2017	1,558,219	1,538,970	(19,249)
Gold 100 OZ Futures	61	February 2017	7,408,600	7,160,790	(247,810)
LME Lead Futures	45	December 2016	2,269,600	2,648,813	379,213
LME Nickel Futures	88	December 2016	5,565,373	5,919,012	353,639
LME Primary Aluminum Futures	270	December 2016	11,061,153	11,699,438	638,285
LME Zinc Futures	79	December 2016	4,426,741	5,314,725	887,984
Platinum Futures	186	January 2017	8,987,605	8,462,070	(525,535)
Soybean Futures	93	March 2017	4,772,499	4,841,813	69,314
WTI Crude Futures	94	November 2017	4,502,881	5,011,140	508,259
WTI Crude Futures	181	November 2018	9,329,667	9,732,370	402,703
Sold Contracts
10 Yr Mini Japan Government Bond Futures	128	December 2016	16,988,728	16,839,544	149,184
Coffee ‘C’ Futures	52	March 2017	3,129,586	2,936,700	192,886
Lean Hogs Futures	80	April 2017	1,926,838	1,968,000	(41,162)
LME Lead Futures	45	December 2016	2,306,676	2,648,813	(342,137)
LME Nickel Futures	56	December 2016	3,558,771	3,766,644	(207,873)

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2016	Unrealized Appreciation/ (Depreciation)
LME Primary Aluminum Futures	270	December 2016	11,008,359	11,699,438	(691,079)
LME Zinc Futures	79	December 2016	4,725,487	5,314,725	(589,238)
Mini MSCI EAFE Futures	67	December 2016	5,595,001	5,477,585	117,416
Mini MSCI Emerging Market Futures	45	December 2016	2,022,605	1,941,750	80,855
Palladium Futures	11	March 2017	800,892	849,915	(49,023)
S&P 500 E-Mini Futures	187	December 2016	20,338,353	20,558,780	(220,427)
S&P TSX 60 Index Futures	5	December 2016	625,912	660,463	(34,551)
Sugar 11 (World) Futures	122	February 2017	3,082,363	2,706,838	375,525
U.S. T-Note 5 Yr (CBT) Futures	85	March 2017	27,175,630	27,104,063	71,567
Wheat (CBT) Futures	220	March 2017	4,650,929	4,430,250	220,679
WTI Crude Futures	172	January 2017	8,432,737	8,658,480	(225,743)

					$1,937,312

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	182,959	USD	2,767	12/15/16	$(78,657)
Bank of America, NA	USD	19,023	RUB	1,248,545	12/15/16	394,382
Bank of America, NA	USD	2,389	HKD	18,508	3/16/17	(628)
Barclays Bank PLC	CNY	34,968	USD	5,202	12/15/16	139,859
Barclays Bank PLC	GBP	3,178	USD	4,127	12/15/16	149,463
Barclays Bank PLC	MXN	15,087	USD	814	12/15/16	81,970
Barclays Bank PLC	USD	571	AUD	745	12/15/16	(20,564)
Barclays Bank PLC	USD	4,108	GBP	3,359	12/15/16	95,931
Barclays Bank PLC	USD	1,133	HKD	8,780	12/15/16	(918)
BNP Paribas SA	ARS	30,321	USD	1,907	12/15/16	13,250
BNP Paribas SA	AUD	13,050	USD	9,786	12/15/16	152,235
BNP Paribas SA	USD	1,911	ARS	30,321	12/15/16	(16,915)
BNP Paribas SA	USD	7,053	IDR	92,956,937	12/15/16	(210,806)
BNP Paribas SA	USD	10,689	JPY	1,096,464	12/15/16	(1,098,474)
BNP Paribas SA	USD	798	MYR	3,240	12/15/16	(73,541)
BNP Paribas SA	USD	628	TWD	19,578	12/15/16	(14,919)
Brown Brothers Harriman & Co.	JPY	2,913,150	USD	28,039	12/15/16	2,559,238
Citibank, NA	CAD	7,477	USD	5,791	12/15/16	223,854
Citibank, NA	EUR	21,130	USD	23,906	12/15/16	1,497,703
Citibank, NA	RUB	772,594	USD	11,658	12/15/16	(356,749)
Citibank, NA	TRY	4,728	USD	1,578	12/15/16	205,682
Citibank, NA	USD	3,343	AUD	4,385	12/15/16	(106,063)
Citibank, NA	USD	2,473	CAD	3,266	12/15/16	(40,912)
Citibank, NA	USD	987	CHF	950	12/15/16	(52,232)
Citibank, NA	USD	6,439	EUR	5,753	12/15/16	(338,112)
Citibank, NA	USD	2,521	GBP	1,943	12/15/16	(89,265)
Citibank, NA	USD	2,963	GBP	2,403	12/15/16	45,052
Citibank, NA	USD	2,170	JPY	221,235	12/15/16	(234,606)
Citibank, NA	USD	3,054	RUB	203,421	12/15/16	109,162
Citibank, NA	USD	4,355	ZAR	61,761	12/15/16	21,203
Citibank, NA	CAD	4,740	USD	3,539	3/16/17	6,173
Citibank, NA	EUR	1,053	USD	1,122	3/16/17	(392)
Citibank, NA	USD	2,298	GBP	1,846	3/16/17	17,980
Credit Suisse International	NOK	34,833	USD	4,175	12/15/16	83,841
Credit Suisse International	USD	9,429	NOK	76,376	12/15/16	(457,281)
Deutsche Bank AG	USD	9,469	JPY	944,962	12/15/16	(1,204,401)
Goldman Sachs Bank USA	JPY	838,978	USD	8,335	12/15/16	996,489
Goldman Sachs Bank USA	USD	6,163	GBP	4,622	12/15/16	(377,759)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	753	MXN	15,087	12/15/16	$(20,522)
Goldman Sachs Bank USA	USD	2,035	MXN	41,213	3/16/17	(57,507)
HSBC Bank USA	AUD	3,188	USD	2,448	12/15/16	94,421
HSBC Bank USA	USD	3,162	NOK	26,034	12/15/16	(103,593)
JPMorgan Chase Bank, NA	CAD	5,323	USD	3,975	12/15/16	11,971
JPMorgan Chase Bank, NA	JPY	1,087,485	USD	9,572	3/16/17	16,365
JPMorgan Chase Bank, NA	USD	6,222	MXN	128,779	3/16/17	(43,712)
Morgan Stanley & Co., Inc.	BRL	23,846	USD	7,015	12/02/16	(35,981)
Morgan Stanley & Co., Inc.	USD	3,657	BRL	11,923	12/02/16	(131,312)
Morgan Stanley & Co., Inc.	USD	3,510	BRL	11,923	12/02/16	15,205
Morgan Stanley & Co., Inc.	CHF	8,913	USD	9,138	12/15/16	364,230
Morgan Stanley & Co., Inc.	JPY	946,125	USD	9,461	12/15/16	1,186,067
Morgan Stanley & Co., Inc.	USD	2,423	CHF	2,362	12/15/16	(98,267)
Morgan Stanley & Co., Inc.	USD	173	COP	501,081	12/15/16	(10,096)
Morgan Stanley & Co., Inc.	USD	9,253	GBP	7,522	12/15/16	161,264
Morgan Stanley & Co., Inc.	USD	10,195	JPY	1,036,044	12/15/16	(1,133,626)
Morgan Stanley & Co., Inc.	USD	3,439	BRL	11,923	2/02/17	22,665
Morgan Stanley & Co., Inc.	EUR	1,803	USD	1,920	3/16/17	(1,333)
Nomura Global Financial Products, Inc.	CNY	24,201	USD	3,617	12/15/16	113,748
Nomura Global Financial Products, Inc.	GBP	8,655	USD	11,046	12/15/16	213,438
Royal Bank of Scotland PLC	GBP	1,807	USD	2,226	12/15/16	(35,342)
Royal Bank of Scotland PLC	USD	2,389	CNY	16,159	12/15/16	(49,878)
Royal Bank of Scotland PLC	USD	4,283	IDR	56,813,256	12/15/16	(101,219)
Royal Bank of Scotland PLC	USD	3,385	INR	229,839	12/15/16	(37,371)
Standard Chartered Bank	IDR	134,310,734	USD	10,249	12/15/16	362,909
Standard Chartered Bank	USD	7,080	INR	476,472	12/15/16	(140,559)
Standard Chartered Bank	USD	142	KRW	155,631	12/15/16	(9,852)
State Street Bank & Trust Co.	JPY	5,159,798	USD	50,935	12/15/16	5,805,307
State Street Bank & Trust Co.	NZD	186	USD	138	12/15/16	6,082
State Street Bank & Trust Co.	SEK	2,932	USD	350	12/15/16	32,069
State Street Bank & Trust Co.	TRY	8,446	USD	2,777	12/15/16	325,791
State Street Bank & Trust Co.	USD	218	SGD	294	12/15/16	(13,198)
State Street Bank & Trust Co.	USD	1,660	THB	57,820	12/15/16	(39,489)
State Street Bank & Trust Co.	USD	930	BRL	3,010	1/03/17	(47,885)
UBS AG	CAD	3,508	USD	2,733	12/15/16	121,233
UBS AG	EUR	23,022	USD	25,777	12/15/16	1,361,726
UBS AG	JPY	825,086	USD	7,955	12/15/16	738,297
UBS AG	USD	7,289	EUR	6,570	12/15/16	(321,112)

						$10,541,207

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Energy Select Sector SPDR Fund (f)	4,702	$66.00	December 2016	$525,078	$(32,914)
iShares U.S. Real Estate ETF (f)	6,253	66.00	December 2016	174,828	(28,139)

					$(61,053)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$18,200	8/12/19	1.513%	CPI	#	$246,322
Citibank, NA	95,400	10/16/20	1.780%	CPI	#	684,754
Deutsche Bank AG	10,390	8/09/19	1.560%	CPI	#	126,734
Deutsche Bank AG	55,575	7/30/25	2.278%	CPI	#	89,196
Deutsche Bank AG	111,900	8/09/26	1.955%	CPI	#	2,441,575
Goldman Sachs International	114,800	8/12/26	1.924%	CPI	#	2,658,934
JPMorgan Chase Bank, NA	209,400	7/26/26	1.933%	CPI	#	4,745,863

						$10,993,378

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Bloomberg Commodity Index 2 Month Forwards	1,468,395	0.11%	$273,339	12/15/16	$8,225,654
Bloomberg Commodity Index 2 Month Forwards	88,057	0.11%	16,790	12/15/16	95,378

					$8,321,032

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $5,331,885 or 0.6% of net assets.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	One contract relates to 100 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,513,461 and gross unrealized depreciation of investments was $(39,297,570), resulting in net unrealized depreciation of $(8,784,109).
(j)	An amount of U.S.$5,920,730 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2016.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security
TSX	-	Toronto Stock Exchange
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN*

November 30, 2016 (unaudited)

60.4%	United States
10.8%	Japan
4.1%	Netherlands
3.5%	France
2.9%	Canada
2.8%	United Kingdom
1.7%	China
1.5%	Luxembourg
1.4%	Australia
1.4%	Hong Kong
1.4%	Russia
0.6%	Singapore
0.6%	Sweden
6.1%	Other
0.8%	Short-Term

100.0%

*	All data are as of November 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Argentina, Austria, Brazil, Chile, Finland, Germany, India, Indonesia, Italy, Malaysia, Mexico, New Zealand, Norway, Philippines, Poland, Portugal, South Africa, South Korea, Spain, Switzerland, Taiwan, Thailand and Turkey.

AB Pooling Portfolios

AB Multi-Asset Real Return Portfolio

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1		Level 2	Level 3			Total
Assets:
Common Stocks:
Energy	$108,646,472		$100,766,805	$	– 0	–	$209,413,277
Real Estate	91,650,270		76,921,879		192,063		168,764,212
Materials	25,836,094		41,480,475		– 0	–(a)	67,316,569
Food Beverage & Tobacco	6,110,132		352,448		– 0	–	6,462,580
Transportation	– 0	–	2,543,364		– 0	–	2,543,364

Diversified Financials	937,293		– 0	–	– 0	–	937,293
Consumer Services	845,882		– 0	–	– 0	–	845,882
Insurance	841,225		– 0	–	– 0	–	841,225
Consumer Durables & Apparel	385		249,117		– 0	–	249,502
Inflation-Linked Securities	– 0	–	298,683,928		– 0	–	298,683,928
Investment Companies	164,864,011		274,725		– 0	–	165,138,736
Options Purchased-Calls	– 0	–	518,747		– 0	–	518,747
Short-Term Investments	7,024,209		– 0	–	– 0	–	7,024,209
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	22,097,023		– 0	–	– 0	–	22,097,023

Total Investments in Securities	428,852,996		521,791,488		192,063		950,836,547

Other Financial Instruments (b):
Assets:
Futures	5,131,139		– 0	–	– 0	–	5,131,139
Forward Currency Exchange Contracts	– 0	–	17,746,255		– 0	–	17,746,255
Inflation (CPI) Swaps	– 0	–	10,993,378		– 0	–	10,993,378
Total Return Swaps	– 0	–	8,321,032		– 0	–	8,321,032
Liabilities:
Futures	(3,193,827)		– 0	–	– 0	–	(3,193,827)
Forward Currency Exchange Contracts	– 0	–	(7,205,048)		– 0	–	(7,205,048)
Put Options Written	– 0	–	(61,053)		– 0	–	(61,053)

Total (c)	$430,790,308		$551,586,052		$192,063		$982,568,423

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Real Estate		Common Stocks - Materials			Common Stocks - Consumer Durables & Apparel
Balance as of 8/31/16	$192,119		$	– 0	–(a)	$	– 0	–(a)
Accrued discounts/(premiums)	– 0	–		– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	(56)			– 0	–		– 0	–
Purchases	– 0	–		– 0	–		– 0	–
Sales	– 0	–		– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–(a)

Balance as of 11/30/16	$192,063		$	– 0	–(a)	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16	$(56)		$	– 0	–	$	– 0	–

	Total
Balance as of 8/31/16	$192,119
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	(56)
Purchases	– 0	–
Sales	– 0	–
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 11/30/16	$192,063	(b)

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16	$(56)

(a)	Amount less than $0.50.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$ 24,001	$127,481	$ 144,458	$7,024	$	– 0	–

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$ 41,296	$165,632	$ 184,831	$22,097	$27

AB Pooling Portfolios

AB Short Duration Bond Portfolio

Portfolio of Investments

November 30, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 34.2%
United States - 34.2%
U.S. Treasury Notes
0.50%, 4/30/17	U.S.$	343	$342,929
0.625%, 5/31/17-6/30/18		5,278	5,247,335
0.75%, 2/28/18		2,865	2,857,055
0.875%, 3/31/18-5/15/19		8,919	8,893,575
1.125%, 2/28/21		1,962	1,911,383
1.375%, 6/30/18		5,353	5,380,600
1.625%, 6/30/20		636	636,121

Total Governments - Treasuries (cost $25,369,715)			25,268,998

CORPORATES - INVESTMENT GRADE - 18.7%
Financial Institutions - 12.5%
Banking - 12.1%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		384	387,605
American Express Credit Corp.
1.80%, 7/31/18		217	217,304
2.125%, 3/18/19		200	200,758
Bank of America NA
1.65%, 3/26/18		250	250,012
Bank of Montreal
1.35%, 8/28/18		315	312,983
Barclays PLC
2.00%, 3/16/18		217	216,504
BB&T Corp.
2.25%, 2/01/19		240	241,865
BNP Paribas SA
2.375%, 9/14/17-5/21/20		631	632,222
Citigroup, Inc.
1.406% (LIBOR 3 Month + 0.52%), 5/01/17 (b)		218	218,138
1.63% (LIBOR 3 Month + 0.70%), 11/24/17 (b)		223	223,550
Credit Agricole SA/London
3.00%, 10/01/17 (a)		352	355,611
Credit Suisse AG/New York, NY
Series G
1.375%, 5/26/17		306	305,949
Goldman Sachs Group, Inc. (The)
2.042% (LIBOR 3 Month + 1.16%), 4/23/20 (b)		216	218,808
2.75%, 9/15/20		207	207,978
HSBC USA, Inc.
1.70%, 3/05/18		219	218,604
ING Bank NV
2.50%, 10/01/19 (a)		250	251,696
JPMorgan Chase & Co.
1.441% (LIBOR 3 Month + 0.51%), 3/01/18 (b)		219	218,925
KeyBank NA/Cleveland OH
1.70%, 6/01/18		346	346,322

	Principal Amount (000)		U.S. $ Value
Mizuho Bank Ltd.
1.307% (LIBOR 3 Month + 0.45%), 9/25/17 (a)(b)	U.S.$	449	$448,713
Morgan Stanley
1.875%, 1/05/18		223	223,196
5.95%, 12/28/17		261	272,683
Nordea Bank AB
2.375%, 4/04/19 (a)		230	231,742
Royal Bank of Canada
Series G
1.80%, 7/30/18		235	235,214
Societe Generale SA
2.75%, 10/12/17		327	330,251
SunTrust Bank/Atlanta GA
1.346% (LIBOR 3 Month + 0.44%), 2/15/17 (b)		312	312,050
Svenska Handelsbanken AB
1.50%, 9/06/19		315	309,977
UBS AG/Stamford CT
Series G
1.80%, 3/26/18		351	351,090
US Bank NA/Cincinnati OH
1.37% (LIBOR 3 Month + 0.48%), 10/28/19 (b)		250	250,620
1.45%, 1/29/18		281	281,150
Wells Fargo & Co.
2.125%, 4/22/19		366	367,279
Westpac Banking Corp.
1.60%, 8/19/19		300	296,642

			8,935,441

Insurance - 0.4%
MetLife, Inc.
1.756%, 12/15/17		319	319,610

			9,255,051

Industrial - 5.9%
Basic - 0.5%
Dow Chemical Co. (The)
8.55%, 5/15/19		150	172,343
Lubrizol Corp.
8.875%, 2/01/19		170	194,833

			367,176

Capital Goods - 0.1%
Caterpillar Financial Services Corp.
1.931%, 10/01/21 (a)		76	73,569

Communications - Media - 0.3%
NBCUniversal Media LLC
5.15%, 4/30/20		200	219,236

Communications - Telecommunications - 0.3%
America Movil SAB de CV
5.00%, 3/30/20		190	203,927

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 1.7%
Daimler Finance North America LLC
1.50%, 7/05/19 (a)	U.S.$	280	$275,243
1.65%, 3/02/18 (a)		210	209,695
Ford Motor Credit Co. LLC
1.461%, 3/27/17		263	263,065
Harley-Davidson Financial Services, Inc.
2.25%, 1/15/19 (a)		322	323,914
Hyundai Capital Services, Inc.
1.625%, 8/30/19 (a)		200	197,031

			1,268,948

Consumer Non-Cyclical - 1.1%
AbbVie, Inc.
1.75%, 11/06/17		307	307,721
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/01/19		200	199,997
Gilead Sciences, Inc.
3.05%, 12/01/16		289	289,000

			796,718

Energy - 0.8%
Enterprise Products Operating LLC
Series N
6.50%, 1/31/19		150	163,940
Schlumberger Holdings Corp.
2.35%, 12/21/18 (a)		409	412,878

			576,818

Services - 0.4%
Visa, Inc.
2.20%, 12/14/20		328	328,310

Technology - 0.7%
Cisco Systems, Inc.
1.115% (LIBOR 3 Month + 0.28%), 3/03/17 (b)		315	315,231
QUALCOMM, Inc.
1.40%, 5/18/18		221	220,772

			536,003

			4,370,705

Utility - 0.3%
Electric - 0.3%
Dominion Resources, Inc./VA
Series B
1.60%, 8/15/19		198	195,458

Total Corporates - Investment Grade (cost $13,871,876)			13,821,214

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 15.2%
Autos - Fixed Rate - 8.0%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	U.S.$	210	$210,504
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		319	319,243
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		154	153,829
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		10	9,973
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		162	162,253
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		384	389,372
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		309	309,083
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19		126	126,003
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		209	209,671
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		206	206,563
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		101	101,228
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		165	164,799
Exeter Automobile Receivables Trust
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		76	76,309
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		278	278,286
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19 (a)		204	203,753
Ford Credit Auto Owner Trust
Series 2013-A, Class D
1.86%, 8/15/19		205	205,512
Series 2014-2, Class A
2.31%, 4/15/26 (a)		325	329,057
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		283	283,890

	Principal Amount (000)		U.S. $ Value
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	U.S.$	128	$128,027
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		233	233,137
Series 2015-1, Class A3
1.41%, 6/15/20		132	132,226
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (a)		112	111,024
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		400	397,328
Honda Auto Receivables Owner Trust
Series 2015-4, Class A3
1.23%, 9/23/19		220	219,953
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		3	2,515
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		139	139,212
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		157	157,241
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		265	265,306
Santander Drive Auto Receivables Trust
Series 2015-4, Class A2A
1.20%, 12/17/18		18	17,663
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		130	129,421
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2
1.40%, 7/22/19 (a)		127	126,906
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		62	61,774
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 8/15/18		32	32,139

			5,893,200

Credit Cards - Fixed Rate - 2.5%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		183	183,183
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		194	197,415
Series 2015-4, Class A
1.72%, 8/16/21		158	158,436

	Principal Amount (000)		U.S. $ Value
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21	U.S.$	196	$196,628
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		266	266,930
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		309	312,160
Series 2015-3, Class A
1.74%, 9/15/21		209	209,126
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		100	100,300
Series 2016-B, Class A
1.44%, 6/15/22		230	229,398

			1,853,576

Credit Cards - Floating Rate - 2.0%
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A2
1.188% (LIBOR 1 Month + 0.65%), 8/16/21 (a)(b)		315	316,501
Series 2014-1, Class A
0.888% (LIBOR 1 Month + 0.35%), 3/16/20 (b)		112	112,022
Chase Issuance Trust
Series 2013-A6, Class A6
0.958% (LIBOR 1 Month + 0.42%), 7/15/20 (b)		434	435,705
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.968% (LIBOR 1 Month + 0.43%), 7/15/21 (b)		200	200,722
Series 2015-A1, Class A1
0.888% (LIBOR 1 Month + 0.35%), 8/17/20 (b)		273	273,400
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.018% (LIBOR 1 Month + 0.48%), 2/15/22 (b)		174	174,347

			1,512,697

Autos - Floating Rate - 1.4%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.038% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(b)		261	261,491
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
1.108% (LIBOR 1 Month + 0.57%), 1/15/22 (b)		247	247,907

	Principal Amount (000)		U.S. $ Value
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.087% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(b)	U.S.$	45	$44,700
Series 2014-1, Class A
0.937% (LIBOR 1 Month + 0.40%), 4/10/28 (a)(b)		101	101,472
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.942% (LIBOR 1 Month + 0.38%), 7/20/19 (b)		137	136,991
Series 2015-1, Class A
1.062% (LIBOR 1 Month + 0.50%), 1/20/20 (b)		261	261,410

			1,053,971

Other ABS - Fixed Rate - 1.2%
CNH Equipment Trust
Series 2013-D, Class A4
1.37%, 10/15/20		466	466,562
Series 2014-B, Class A4
1.61%, 5/17/21		170	170,175
Series 2015-A, Class A4
1.85%, 4/15/21		162	162,962
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		100	100,022

			899,721

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		41	41,793
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (c)(d)		3	0

			41,793

Total Asset-Backed Securities (cost $11,231,453)			11,254,958

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4%
Non-Agency Fixed Rate CMBS - 7.3%
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48		272	277,007
Commercial Mortgage Trust
Series 2012-CR4, Class A1
0.704%, 10/15/45		37	36,447
Series 2013-CR6, Class A1
0.719%, 3/10/46		122	121,726
Series 2013-LC6, Class A1
0.724%, 1/10/46		28	27,496
Series 2013-LC6, Class XA
1.829%, 1/10/46 (e)		516	29,074

	Principal Amount (000)		U.S. $ Value
Series 2014-CR16, Class A2
3.042%, 4/10/47	U.S.$	316	$323,048
Series 2014-CR19, Class A2
2.965%, 8/10/47		396	403,827
Series 2015-DC1, Class A2
2.87%, 2/10/48		300	306,362
Series 2015-LC21, Class A2
2.976%, 7/10/48		228	235,162
Credit Suisse Commercial Mortgage Trust
Series 2007-C4, Class A4
6.134%, 9/15/39		160	163,057
GS Mortgage Securities Corp. II
Series 2015-GC30, Class A2
2.726%, 5/10/50		278	283,705
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.988%, 8/10/45		129	130,654
Series 2013-GC14, Class A1
1.217%, 8/10/46		45	44,835
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)		61	60,872
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		243	244,153
Series 2013-C10, Class A1
0.73%, 12/15/47		43	42,475
Series 2013-C16, Class A2
3.07%, 12/15/46		317	323,670
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45		331	337,575
Series 2015-C28, Class A2
2.773%, 10/15/48		343	351,488
Series 2015-C29, Class A2
2.921%, 5/15/48		169	173,714
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		113	113,122
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A2
3.119%, 8/15/47		270	278,091
Series 2015-C23, Class A2
2.982%, 7/15/50		277	284,260
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45		25	24,536
Series 2013-C5, Class A1
0.779%, 3/10/46		101	100,598
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		9	8,914
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45		56	55,804
Series 2015-NXS1, Class A2
2.632%, 5/15/48		153	155,860

	Principal Amount (000)		U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class C
5.392%, 2/15/44 (a)	U.S.$	136	$146,232
Series 2012-C10, Class XA
2.078%, 12/15/45 (a)(e)		444	31,475
Series 2012-C6, Class XA
2.371%, 4/15/45 (a)(e)		258	21,248
Series 2012-C9, Class A1
0.673%, 11/15/45		48	47,645
Series 2014-C24, Class A2
2.863%, 11/15/47		202	206,396

			5,390,528

Non-Agency Floating Rate CMBS - 1.1%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.458% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(b)		304	303,445
Series 2015-SGP, Class A
2.238% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(b)		126	126,669
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A4 5.692%, 4/15/49 (f)		169	169,595
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A 1.605% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(b)		50	50,059
Starwood Retail Property Trust
Series 2014-STAR, Class A 1.758% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(b)		152	150,896

			800,664

Total Commercial Mortgage-Backed Securities (cost $6,261,731)			6,191,192

INFLATION-LINKED SECURITIES - 6.0%
United States - 6.0%
U.S. Treasury Inflation Index
0.125%, 4/15/18-4/15/19 (TIPS)		3,249	3,280,263
1.125%, 1/15/21 (TIPS)		1,122	1,176,020

Total Inflation-Linked Securities (cost $4,469,070)			4,456,283

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
Agency Floating Rate - 2.3%
Federal Home Loan Mortgage Corp. REMICs
Series 4248, Class QF
1.038% (LIBOR 1 Month + 0.50%), 6/15/39 (b)		213	212,949
Series 4286, Class VF

	Principal Amount (000)		U.S. $ Value
0.988% (LIBOR 1 Month + 0.45%), 12/15/43 (b)	U.S.$	232	$231,077
Federal National Mortgage Association REMICs
Series 2013-57, Class FN
0.934% (LIBOR 1 Month + 0.35%), 6/25/43 (b)		222	221,023
Series 2014-49, Class AF
0.847% (LIBOR 1 Month + 0.32%), 8/25/44 (b)		426	424,052
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
1.092% (LIBOR 1 Month + 0.56%), 12/08/20 (b)		611	612,039

			1,701,140

Agency Fixed Rate - 1.5%
Federal Home Loan Mortgage Corp. REMICs
Series 3948, Class DA
3.00%, 12/15/24		233	237,799
Series 4461, Class EA
2.00%, 7/15/37		150	149,620
Federal National Mortgage Association REMICs
Series 2010-9, Class EA
3.50%, 1/25/24		66	67,742
Series 2011-39, Class DA
3.50%, 7/25/24		11	10,832
Series 2014-54, Class LA
3.00%, 2/25/44		180	181,284
Series 2015-72, Class PC
3.00%, 10/25/43		484	492,931

			1,140,208

Risk Share Floating Rate - 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M1
1.942% (LIBOR 1 Month + 1.35%), 4/25/28 (b)		68	68,148
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 1M1
1.534% (LIBOR 1 Month + 0.95%), 5/25/24 (b)		158	158,583
Series 2014-C04, Class 2M1
2.684% (LIBOR 1 Month + 2.10%), 11/25/24 (b)		16	16,304
Series 2015-C01, Class 1M1
2.092% (LIBOR 1 Month + 1.50%), 2/25/25 (b)		6	5,563
Series 2015-C03, Class 1M1
2.092% (LIBOR 1 Month + 1.50%), 7/25/25 (b)		29	29,116

			277,714

	Principal Amount (000)			U.S. $ Value
Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
1.28% (H15T 1 Year + 0.47%), 2/25/42 (a) (b)	U.S.	$201		$171,674

Total Collateralized Mortgage Obligations (cost $3,338,971)				3,290,736

MORTGAGE PASS-THROUGHS - 1.5%
Agency ARMs - 0.1%
Federal National Mortgage Association
Series 2007
2.355% (LIBOR 6 Month + 1.43%), 1/01/37 (b)		65		67,549

Agency Fixed Rate 15-Year - 0.2%
Federal Home Loan Mortgage Corp. Gold 5.00%, 7/01/25		71		75,382
Federal National Mortgage Association
Series 2005
6.00%, 6/01/19-5/01/20		1		1,044
Series 2006
6.00%, 5/01/21-11/01/21		50		53,945
Series 2002
6.00%, 12/01/17		0	**	506
Series 2007
6.00%, 2/01/22		14		14,771

				145,648

Agency Fixed Rate 30-Year - 1.2%
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40		530		591,635
Government National Mortgage Association
5.00%, 10/15/39		239		267,849

				859,484

Total Mortgage Pass-Throughs (cost $1,061,149)				1,072,681

COVERED BONDS - 0.4%
DNB Boligkreditt AS
1.45%, 3/21/18 (a) (cost $312,721)		313		312,733

SHORT-TERM INVESTMENTS - 7.4%
Agency Discount Note - 1.2%
Federal Home Loan Bank
Zero Coupon 2/24/17-3/08/17 (cost $890,874)	U.S.$	892		$890,874

	Principal Amount (000)		U.S. $ Value
Governments - Treasuries - 5.1%
Japan - 5.1%
Japan Treasury Discount Bill Series 641 Zero Coupon, 1/30/17 (cost $4,138,172)	JPY	430,000	$3,760,151

Certificates of Deposit - 1.1%
Cooperatieve Rabobank UA 1.182%, 2/24/17 (b) (cost $785,000)	U.S.$	785	785,000

Total Short-Term Investments (cost $5,814,046)			5,436,025

Total Investments - 96.2% (cost $71,730,732) (g)			71,104,820
Other assets less liabilities - 3.8% (h)			2,832,910

Net Assets - 100.0%			$73,937,730

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	111	March 2017	$24,090,632	$24,066,188	$(24,444)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	3	March 2017	354,464	353,531	933
U.S. T-Note 10 Yr (CBT) Futures	4	March 2017	499,588	498,063	1,525

					$(21,986)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	JPY	430,304	USD	4,111	12/09/16	$349,458
Citibank, NA	JPY	217,941	USD	1,988	1/23/17	76,936

						$426,394

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	4.53%	$160	$(11,872)	$(10,201)	$(1,671)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.53	31	(2,300)	(2,691)	391
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.53	40	(2,969)	(3,547)	578
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.53	77	(5,714)	(7,865)	2,151
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.53	177	(13,133)	(10,876)	(2,257)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.53	107	(7,939)	(8,218)	279
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.53	106	(7,865)	(9,334)	1,469

				$(51,792)	$(52,732)	$940

*	Termination date
**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $8,399,484 or 11.4% of net assets.
(b)	Floating Rate Security. Stated interest/floor rate was in effect at November 30, 2016.
(c)	Fair valued by the Adviser.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of November 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$3,301	$0	0.00%

(e)	IO - Interest Only.
(f)	Variable rate coupon, rate shown as of November 30, 2016.

(g)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $68,060 and gross unrealized depreciation of investments was $(693,972), resulting in net unrealized depreciation of $(625,912).
(h)	An amount of U.S. 73,327 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2016.

Currency Abbreviations:

JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

AB Pooling Portfolios

AB Short Duration Bond Portfolio

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$25,268,998		$	– 0	–	$25,268,998
Corporates - Investment Grade		– 0	–	13,821,214			– 0	–	13,821,214
Asset-Backed Securities		– 0	–	11,213,165			41,793	(a)	11,254,958
Commercial Mortgage-Backed Securities		– 0	–	5,744,711			446,481		6,191,192
Inflation-Linked Securities		– 0	–	4,456,283			– 0	–	4,456,283
Collateralized Mortgage Obligations		– 0	–	3,290,736			– 0	–	3,290,736
Mortgage Pass-Throughs		– 0	–	1,072,681			– 0	–	1,072,681
Covered Bonds		– 0	–	312,733			– 0	–	312,733
Short-Term Investments:
Agency Discount Notes		– 0	–	890,874			– 0	–	890,874
Governments - Treasuries		– 0	–	3,760,151			– 0	–	3,760,151
Certificates of Deposit		– 0	–	785,000			– 0	–	785,000

Total Investments in Securities		– 0	–	70,616,546			488,274		71,104,820

Other Financial Instruments (b):
Assets:
Futures		2,458		– 0	–		– 0	–	2,458
Forward Currency Exchange Contracts		– 0	–	426,394			– 0	–	426,394

Credit Default Swaps	– 0	–	4,868		– 0	–	4,868
Liabilities:
Futures	(24,444)		– 0	–	– 0	–	(24,444)
Credit Default Swaps	– 0	–	(3,928)		– 0	–	(3,928)

Total (c)	$(21,986)		$71,043,880		$488,274		$71,510,168

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grade			Asset-Backed Securities (a)		Commercial Mortgage-Backed Securities
Balance as of 8/31/16		$314,190		$42,866		$314,262
Accrued discounts/(premiums)		– 0	–	13		(143)
Realized gain (loss)		– 0	–	21		(387)
Change in unrealized appreciation/depreciation		– 0	–	(45)		(3,732)
Purchases/Payups		– 0	–	– 0	–	147,964
Sales/Paydowns		– 0	–	(1,062)		(11,483)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(314,190)		– 0	–	– 0	–

Balance as of 11/30/16	$	– 0	–	$41,793		$446,481

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16	$	– 0	–	$(45)		$(3,732)

	Total
Balance as of 8/31/16		$671,318
Accrued discounts/(premiums)		(130)
Realized gain (loss)		(366)
Change in unrealized appreciation/depreciation		(3,777)
Purchases/Payups		147,964
Sales/Paydowns		(12,545)
Transfers in to Level 3		– 0	–
Transfers out of Level 3		(314,190	)(b)

Balance as of 11/30/16		$488,274

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16		$(3,777)

(a)	The Portfolio held a security with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Small-Mid Cap Growth Portfolio

Portfolio of Investments

November 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Consumer Discretionary - 23.3%
Diversified Consumer Services - 3.3%
Bright Horizons Family Solutions, Inc. (a)	22,311	$1,535,443
Grand Canyon Education, Inc. (a)	27,836	1,589,436

		3,124,879

Hotels, Restaurants & Leisure - 8.4%
Buffalo Wild Wings, Inc. (a)	7,241	1,220,833
Dave & Buster’s Entertainment, Inc. (a)	26,605	1,246,444
Panera Bread Co. - Class A (a)	7,300	1,548,403
Planet Fitness, Inc.	57,847	1,172,559
Texas Roadhouse, Inc. - Class A	21,800	1,022,202
Vail Resorts, Inc.	11,000	1,742,400

		7,952,841

Household Durables - 1.2%
Tempur Sealy International, Inc. (a)	17,467	1,105,661

Internet & Direct Marketing Retail - 1.2%
Expedia, Inc.	9,343	1,158,999

Media - 1.4%
IMAX Corp. (a)	40,983	1,309,407

Multiline Retail - 1.3%
Ollie’s Bargain Outlet Holdings, Inc. (a)	41,498	1,247,015

Specialty Retail - 6.5%
Burlington Stores, Inc. (a)	10,260	902,059
Five Below, Inc. (a)	32,536	1,280,617
Lithia Motors, Inc. - Class A	13,214	1,214,367
Select Comfort Corp. (a)	31,825	719,881
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,082	1,318,779
Urban Outfitters, Inc. (a)	24,500	774,200

		6,209,903

		22,108,705

Information Technology - 22.9%
Communications Equipment - 2.0%
Arista Networks, Inc. (a)	13,240	1,255,284
Finisar Corp. (a)	17,790	591,162

		1,846,446

Internet Software & Services - 3.4%
CoStar Group, Inc. (a)	6,328	1,209,344
LogMeIn, Inc.	10,540	1,062,959
Nutanix, Inc. - Class A (a)	7,163	229,216
Pandora Media, Inc. (a)	59,723	693,981

		3,195,500

IT Services - 1.9%
EPAM Systems, Inc. (a)	9,130	601,667

Company	Shares	U.S. $ Value
Vantiv, Inc. - Class A (a)	21,866	$1,233,898

		1,835,565

Semiconductors & Semiconductor Equipment - 3.4%
Cirrus Logic, Inc. (a)	9,080	499,400
Microsemi Corp. (a)	23,770	1,301,408
ON Semiconductor Corp. (a)	121,359	1,429,609

		3,230,417

Software - 12.2%
Aspen Technology, Inc. (a)	25,509	1,347,640
Cadence Design Systems, Inc. (a)	33,255	873,941
CyberArk Software Ltd. (a)	23,380	1,192,614
Ellie Mae, Inc. (a)	10,880	898,144
Guidewire Software, Inc. (a)	24,525	1,366,288
HubSpot, Inc. (a)	16,800	942,480
Splunk, Inc. (a)	21,790	1,255,540
Take-Two Interactive Software, Inc. (a)	30,652	1,508,998
Tyler Technologies, Inc. (a)	5,730	853,197
Ultimate Software Group, Inc. (The) (a)	6,578	1,348,030

		11,586,872

		21,694,800

Industrials - 21.7%
Aerospace & Defense - 3.0%
Hexcel Corp.	31,817	1,645,575
TransDigm Group, Inc.	4,754	1,195,298

		2,840,873

Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	22,727	1,198,622

Building Products - 2.8%
AO Smith Corp.	24,480	1,190,463
Lennox International, Inc.	10,130	1,506,027

		2,696,490

Commercial Services & Supplies - 1.8%
Advanced Disposal Services, Inc. (a)	20,641	414,058
Copart, Inc. (a)	23,190	1,268,957

		1,683,015

Construction & Engineering - 0.9%
Dycom Industries, Inc. (a)	12,300	900,729

Electrical Equipment - 0.9%
AMETEK, Inc.	17,868	846,050

Industrial Conglomerates - 1.6%
Carlisle Cos., Inc.	13,137	1,473,577

Machinery - 6.8%
IDEX Corp.	17,679	1,654,931
Lincoln Electric Holdings, Inc.	18,341	1,439,952

Company	Shares	U.S. $ Value
Middleby Corp. (The) (a)	13,500	$1,849,230
Nordson Corp.	13,900	1,483,547

		6,427,660

Road & Rail - 1.3%
Genesee & Wyoming, Inc. - Class A (a)	16,694	1,275,422

Trading Companies & Distributors - 1.3%
Watsco, Inc.	8,400	1,251,600

		20,594,038

Health Care - 16.7%
Biotechnology - 4.3%
Alder Biopharmaceuticals, Inc. (a)	14,445	340,180
ARIAD Pharmaceuticals, Inc. (a)	37,350	503,478
DBV Technologies SA (Sponsored ADR) (a)	10,476	382,584
Neurocrine Biosciences, Inc. (a)	12,410	576,444
Prothena Corp. PLC (a)	9,100	537,082
Sage Therapeutics, Inc. (a)	10,525	527,408
TESARO, Inc. (a)	5,102	692,290
Ultragenyx Pharmaceutical, Inc. (a)	6,890	539,418

		4,098,884

Health Care Equipment & Supplies - 7.1%
Align Technology, Inc. (a)	14,175	1,318,984
DENTSPLY SIRONA, Inc.	13,841	805,270
DexCom, Inc. (a)	15,404	1,005,727
Nevro Corp. (a)	15,142	1,151,246
Penumbra, Inc. (a)	17,400	1,077,060
Zeltiq Aesthetics, Inc. (a)	30,110	1,325,141

		6,683,428

Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)	16,866	641,077
Amsurg Corp. (a)	18,049	1,229,498
Premier, Inc. - Class A (a)	21,246	640,354

		2,510,929

Life Sciences Tools & Services - 1.0%
ICON PLC (a)	13,118	992,245

Pharmaceuticals - 1.6%
Akorn, Inc. (a)	36,805	781,002
GW Pharmaceuticals PLC (ADR) (a)	2,806	313,290
Medicines Co. (The) (a)	11,111	389,996

		1,484,288

		15,769,774

Financials - 8.1%
Banks - 4.6%
First Republic Bank/CA	16,485	1,350,122
Signature Bank/New York NY (a)	8,486	1,272,136

Company	Shares	U.S. $ Value
SVB Financial Group (a)	10,798	$1,706,408

		4,328,666

Capital Markets – 3.5%
Affiliated Managers Group, Inc. (a)	7,005	1,037,441
Lazard Ltd. - Class A	30,772	1,195,492
Stifel Financial Corp. (a)	22,419	1,117,587

		3,350,520

		7,679,186

Materials - 3.0%
Chemicals - 1.4%
PolyOne Corp.	40,525	1,336,109

Construction Materials - 1.6%
Martin Marietta Materials, Inc.	6,675	1,464,829

		2,800,938

Energy - 2.3%
Energy Equipment & Services - 0.8%
Oceaneering International, Inc.	11,400	303,810
Superior Energy Services, Inc.	24,830	428,069

		731,879

Oil, Gas & Consumable Fuels - 1.5%
Concho Resources, Inc. (a)	4,154	594,105
PDC Energy, Inc. (a)	11,880	884,466

		1,478,571

		2,210,450

Consumer Staples - 0.6%
Food Products - 0.6%
AdvancePierre Foods Holdings, Inc.	22,032	596,406

Total Common Stocks (cost $73,272,544)		93,454,297

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.30% (b)(c) (cost $1,349,845)	1,349,845	1,349,845

Total Investments - 100.0% (cost $74,622,389) (d)		94,804,142
Other assets less liabilities - 0.0%		(18,724)

Net Assets - 100.0%		$94,785,418

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,722,014 and gross unrealized depreciation of investments was $(1,540,261), resulting in net unrealized appreciation of $20,181,753.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Pooling Portfolios

AB Small-Mid Cap Growth Portfolio

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$93,454,297		$	– 0	–	$	– 0	–	$93,454,297
Short-Term Investments	1,349,845			– 0	–		– 0	–	1,349,845

Total Investments in Securities	94,804,142			– 0	–		– 0	–	94,804,142

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$94,804,142		$	– 0	–	$	– 0	–	$94,804,142

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$ 351	$ 8,284	$ 7,285	$ 1,350	$ – 0 –

AB Pooling Portfolios

AB Small-Mid Cap Value Portfolio

Portfolio of Investments

November 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Information Technology - 19.1%
Communications Equipment - 2.5%
Finisar Corp. (a)	37,740	$1,254,100
Infinera Corp. (a)	62,410	530,485
NETGEAR, Inc. (a)	11,744	630,653

		2,415,238

Electronic Equipment, Instruments & Components - 6.1%
Anixter International, Inc. (a)	19,130	1,495,010
Avnet, Inc.	12,960	594,734
CDW Corp./DE	27,950	1,432,158
Keysight Technologies, Inc. (a)	30,400	1,119,632
TTM Technologies, Inc. (a)	13,418	182,082
VeriFone Systems, Inc. (a)	17,410	294,055
Vishay Intertechnology, Inc.	52,290	792,194

		5,909,865

IT Services - 4.0%
Amdocs Ltd.	21,440	1,264,317
Booz Allen Hamilton Holding Corp.	41,020	1,550,966
Genpact Ltd. (a)	42,770	1,023,486

		3,838,769

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	74,020	659,518
Cypress Semiconductor Corp.	123,540	1,389,825
Integrated Device Technology, Inc. (a)	24,310	568,854
Qorvo, Inc. (a)	21,980	1,173,952

		3,792,149

Software - 1.2%
Verint Systems, Inc. (a)	30,320	1,138,516

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (a)	32,590	1,262,862

		18,357,399

Financials - 18.9%
Banks - 10.6%
Associated Banc-Corp.	45,050	1,029,393
Comerica, Inc.	24,190	1,542,112
Fulton Financial Corp.	58,400	1,036,600
Huntington Bancshares, Inc./OH	130,760	1,629,270
Synovus Financial Corp.	23,970	927,879
Texas Capital Bancshares, Inc. (a)	15,940	1,159,635
Webster Financial Corp.	26,187	1,299,137
Zions Bancorporation	40,580	1,614,678

		10,238,704

Consumer Finance - 0.5%
OneMain Holdings, Inc. (a)	24,350	496,010

Company	Shares	U.S. $ Value
Insurance - 6.4%
American Financial Group, Inc./OH	16,430	1,351,039
First American Financial Corp.	26,130	986,146
Hanover Insurance Group, Inc. (The)	7,040	609,594
Reinsurance Group of America, Inc. - Class A	11,660	1,423,103
Selective Insurance Group, Inc.	16,900	694,590
Validus Holdings Ltd.	20,090	1,091,690

		6,156,162

Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd. (a)	42,370	1,293,132

		18,184,008

Industrials - 17.6%
Aerospace & Defense - 1.7%
B/E Aerospace, Inc.	9,020	541,561
Esterline Technologies Corp. (a)	12,490	1,098,495

		1,640,056

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	12,890	636,766

Airlines - 1.4%
SkyWest, Inc.	36,030	1,327,706

Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	20,000	880,000

Construction & Engineering - 4.7%
AECOM (a)	35,224	1,280,392
EMCOR Group, Inc.	10,500	728,385
Quanta Services, Inc. (a)	38,880	1,311,034
Tutor Perini Corp. (a)	46,820	1,222,002

		4,541,813

Electrical Equipment - 2.6%
EnerSys	17,410	1,385,488
Regal Beloit Corp.	15,760	1,148,904

		2,534,392

Machinery - 3.6%
ITT, Inc.	18,740	756,534
Oshkosh Corp.	26,210	1,834,700
SPX FLOW, Inc. (a)	28,680	898,831

		3,490,065

Road & Rail - 2.0%
Ryder System, Inc.	11,930	934,119
Werner Enterprises, Inc.	36,690	992,464

		1,926,583

		16,977,381

Consumer Discretionary - 16.4%
Auto Components - 3.2%
Dana, Inc.	69,310	1,170,646
Lear Corp.	6,890	892,324

Company	Shares	U.S. $ Value
Tenneco, Inc. (a)	18,010	1,061,689

		3,124,659

Diversified Consumer Services - 1.0%
Sotheby’s (a)	24,970	975,328

Hotels, Restaurants & Leisure - 2.4%
Bloomin’ Brands, Inc.	66,310	1,233,366
Brinker International, Inc.	19,909	1,057,367

		2,290,733

Household Durables - 2.0%
CalAtlantic Group, Inc.	35,010	1,168,984
PulteGroup, Inc.	39,450	744,027

		1,913,011

Media - 2.2%
Regal Entertainment Group - Class A	52,730	1,208,044
Scholastic Corp.	20,620	909,136

		2,117,180

Multiline Retail - 0.9%
Big Lots, Inc.	16,634	841,847

Specialty Retail - 4.0%
Burlington Stores, Inc. (a)	8,904	782,840
Caleres, Inc.	31,013	1,015,366
Children’s Place, Inc. (The)	7,937	824,257
Michaels Cos., Inc. (The) (a)	51,610	1,258,252

		3,880,715

Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	91,120	637,840

		15,781,313

Energy - 12.5%
Energy Equipment & Services - 4.1%
Helmerich & Payne, Inc.	20,250	1,531,912
Oil States International, Inc. (a)	35,520	1,273,392
RPC, Inc.	58,920	1,183,114

		3,988,418

Oil, Gas & Consumable Fuels - 8.4%
Gulfport Energy Corp. (a)	39,190	1,006,791
Oasis Petroleum, Inc. (a)	64,860	970,954
QEP Resources, Inc. (a)	74,360	1,461,918
SM Energy Co.	34,070	1,358,030
Southwestern Energy Co. (a)	49,280	559,328
Synergy Resources Corp. (a)	204,760	1,943,173
Western Refining, Inc.	21,790	781,607

		8,081,801

		12,070,219

Company	Shares	U.S. $ Value
Health Care - 5.3%
Health Care Providers & Services - 3.4%
LifePoint Health, Inc. (a)	19,578	1,075,811
Molina Healthcare, Inc. (a)	22,240	1,175,606
WellCare Health Plans, Inc. (a)	7,650	1,048,203

		3,299,620

Life Sciences Tools & Services - 1.3%
ICON PLC (a)	16,730	1,265,457

Pharmaceuticals - 0.6%
Horizon Pharma PLC (a)	27,400	542,520

		5,107,597

Real Estate - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Education Realty Trust, Inc.	28,330	1,150,198
Empire State Realty Trust, Inc. - Class A	30,240	609,941
Gramercy Property Trust	150,368	1,314,216
Kite Realty Group Trust	5,833	140,284

		3,214,639

Materials - 2.8%
Chemicals - 1.4%
Huntsman Corp.	35,510	691,735
Ingevity Corp. (a)	12,843	672,588

		1,364,323

Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	104,020	1,307,531

		2,671,854

Utilities - 2.7%
Electric Utilities - 2.1%
PNM Resources, Inc.	34,670	1,095,572
Portland General Electric Co.	21,420	891,072

		1,986,644

Gas Utilities - 0.6%
Southwest Gas Corp.	7,830	580,438

		2,567,082

Consumer Staples - 0.6%
Food Products - 0.6%
Ingredion, Inc.	4,735	555,794

Total Investments - 99.2% (cost $74,427,833) (b)		95,487,286
Other assets less liabilities - 0.8%		778,421

Net Assets - 100.0%		$96,265,707

(a)	Non-income producing security.

(b)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,723,076 and gross unrealized depreciation of investments was $(1,663,623), resulting in net unrealized appreciation of $21,059,453.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Pooling Portfolios

AB Small-Mid Cap Value Portfolio

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$95,487,286		$	– 0	–	$	– 0	–	$95,487,286

Total Investments in Securities	95,487,286			– 0	–		– 0	–	95,487,286

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$95,487,286		$	– 0	–	$	– 0	–	$95,487,286

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$1,234	$7,832	$9,066	$0	$0

AB Pooling Portfolios

AB U.S. Large Cap Growth Portfolio

Portfolio of Investments

November 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.6%
Information Technology - 40.3%
Communications Equipment - 2.7%
Arista Networks, Inc. (a)(b)	44,772	$4,244,833
Palo Alto Networks, Inc. (a)	29,340	3,942,416

		8,187,249

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	36,317	2,478,999

Internet Software & Services - 14.0%
Alphabet, Inc. - Class A (a)	3,385	2,626,354
Alphabet, Inc. - Class C (a)	26,798	20,313,956
Facebook, Inc. - Class A (a)	169,810	20,108,900

		43,049,210

IT Services - 7.3%
Cognizant Technology Solutions Corp. - Class A (a)	36,400	2,004,912
Fiserv, Inc. (a)	42,590	4,455,766
Vantiv, Inc. - Class A (a)	41,080	2,318,144
Visa, Inc. - Class A	176,288	13,630,588

		22,409,410

Semiconductors & Semiconductor Equipment - 5.8%
NVIDIA Corp.	58,892	5,429,842
Texas Instruments, Inc.	74,370	5,498,174
Xilinx, Inc.	131,166	7,080,341

		18,008,357

Software - 5.5%
Adobe Systems, Inc. (a)	72,130	7,415,685
Electronic Arts, Inc. (a)	72,950	5,780,558
Intuit, Inc.	10,230	1,162,947
ServiceNow, Inc. (a)	31,138	2,589,125

		16,948,315

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	118,381	13,083,468

		124,165,008

Health Care - 23.0%
Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (a)	56,297	6,901,449
Biogen, Inc. (a)	35,584	10,464,187
Gilead Sciences, Inc.	54,270	3,999,699

		21,365,335

Health Care Equipment & Supplies - 9.1%
Align Technology, Inc. (a)	27,186	2,529,657
Danaher Corp.	94,999	7,426,072
Edwards Lifesciences Corp. (a)	90,130	7,467,270

Company	Shares	U.S. $ Value
Intuitive Surgical, Inc. (a)	16,313	10,501,331

		27,924,330

Health Care Providers & Services - 4.7%
Premier, Inc. - Class A (a)	37,173	1,120,394
UnitedHealth Group, Inc.	77,175	12,218,346
VCA, Inc. (a)	17,920	1,121,792

		14,460,532

Health Care Technology - 1.6%
Cerner Corp. (a)	99,220	4,939,172

Life Sciences Tools & Services - 0.7%
Mettler-Toledo International, Inc. (a)	5,193	2,139,620

		70,828,989

Consumer Discretionary - 19.2%
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. - Class A (a)(b)	5,440	2,156,035
Starbucks Corp.	160,600	9,309,982

		11,466,017

Internet & Direct Marketing Retail - 1.7%
Priceline Group, Inc. (The) (a)	3,390	5,097,475

Media - 3.9%
AMC Networks, Inc. - Class A (a)	27,675	1,529,044
Comcast Corp. - Class A	82,100	5,706,771
Walt Disney Co. (The)	47,506	4,708,795

		11,944,610

Multiline Retail - 2.2%
Dollar Tree, Inc. (a)	76,020	6,701,923

Specialty Retail - 5.3%
Home Depot, Inc. (The)	90,001	11,646,129
O’Reilly Automotive, Inc. (a)	6,600	1,811,700
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,600	3,010,200

		16,468,029

Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. - Class B	146,782	7,349,375

		59,027,429

Industrials - 5.8%
Aerospace & Defense - 0.7%
Hexcel Corp.	42,501	2,198,152

Building Products - 1.7%
Allegion PLC	40,760	2,727,251
AO Smith Corp.	53,420	2,597,815

		5,325,066

Electrical Equipment - 0.6%
Acuity Brands, Inc.	7,170	1,802,610

Company	Shares	U.S. $ Value
Industrial Conglomerates - 2.0%
3M Co.	10,488	1,801,209
Roper Technologies, Inc.	24,430	4,424,517

		6,225,726

Machinery - 0.8%
IDEX Corp.	13,110	1,227,227
WABCO Holdings, Inc. (a)	12,500	1,231,375

		2,458,602

		18,010,156

Consumer Staples - 4.3%
Beverages - 1.9%
Monster Beverage Corp. (a)	129,764	5,806,939

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	23,400	3,512,574
CVS Health Corp.	46,747	3,594,377

		7,106,951

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) - Class A	5,892	457,808

		13,371,698

Financials - 1.0%
Capital Markets - 1.0%
BlackRock, Inc. - Class A	5,060	1,876,198
MarketAxess Holdings, Inc.	7,873	1,305,107

		3,181,305

Total Common Stocks (cost $214,049,966)		288,584,585

SHORT-TERM INVESTMENTS - 6.4%
Investment Companies - 6.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.30% (c)(d) (cost $19,715,962)	19,715,962	19,715,962

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $233,765,928)		308,300,547

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.30% (c)(d) (cost $3,937,955)	3,937,955	3,937,955

U.S. $ Value
Total Investments - 101.3% (cost $237,703,883) (e)	312,238,502
Other assets less liabilities - (1.3)%	(3,902,930)

Net Assets - 100.0%	$308,335,572

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $79,110,494 and gross unrealized depreciation of investments was $(4,575,875), resulting in net unrealized appreciation of $74,534,619.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Pooling Portfolios

AB U.S. Large Cap Growth Portfolio

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$288,584,585		$	– 0	–	$	– 0	–	$288,584,585
Short-Term Investments	19,715,962			– 0	–		– 0	–	19,715,962
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,937,955			– 0	–		– 0	–	3,937,955

Total Investments in Securities	312,238,502			– 0	–		– 0	–	312,238,502

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$312,238,502		$	– 0	–	$	– 0	–	$312,238,502

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$19,405	$29,245	$28,934	$19,716	$0

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$585	$10,773	$7,420	$3,938	$2

AB Pooling Portfolios

AB U.S. Value Portfolio

Portfolio of Investments

November 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.2%
Financials - 26.6%
Banks - 13.4%
Bank of America Corp.	593,206	$12,528,511
Citigroup, Inc.	73,607	4,150,699
Fifth Third Bancorp	26,911	700,224
JPMorgan Chase & Co.	124,209	9,957,836
PNC Financial Services Group, Inc. (The)	15,277	1,688,720
SunTrust Banks, Inc.	17,152	891,046
US Bancorp	31,697	1,572,805
Wells Fargo & Co.	207,085	10,958,938

		42,448,779

Capital Markets - 1.7%
Goldman Sachs Group, Inc. (The)	14,508	3,181,459
Morgan Stanley	37,739	1,560,885
Thomson Reuters Corp.	17,294	747,274

		5,489,618

Consumer Finance - 3.9%
Capital One Financial Corp.	44,999	3,781,716
Discover Financial Services	8,102	549,072
OneMain Holdings, Inc.(a)	78,875	1,606,684
Synchrony Financial	186,459	6,444,023

		12,381,495

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. - Class B(a)	21,137	3,327,809

Insurance - 6.5%
Allstate Corp. (The)	45,963	3,213,733
American International Group, Inc.	110,807	7,017,407
Cincinnati Financial Corp.	4,597	352,774
First American Financial Corp.	60,682	2,290,139
FNF Group	93,463	2,985,208
Hartford Financial Services Group, Inc. (The)	15,614	735,732
Loews Corp.	8,590	383,544
Progressive Corp. (The)	63,257	2,106,458
Prudential Financial, Inc.	13,477	1,355,786

		20,440,781

		84,088,482

Energy - 13.5%
Energy Equipment & Services - 3.6%
Helmerich & Payne, Inc.(b)	57,802	4,372,721
Schlumberger Ltd.	81,588	6,857,471

		11,230,192

Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	11,455	1,277,920
Devon Energy Corp.	85,194	4,117,426
EOG Resources, Inc.	65,351	6,699,785
Exxon Mobil Corp.	79,840	6,970,032
Hess Corp.	86,721	4,852,907
QEP Resources, Inc.(a)	164,003	3,224,299
Southwestern Energy Co.(a)	67,104	761,630

Company	Shares	U.S. $ Value
Valero Energy Corp.	14,319	$881,478
Western Refining, Inc.	74,167	2,660,370

		31,445,847

		42,676,039

Information Technology - 11.8%
Communications Equipment - 1.4%
Cisco Systems, Inc.	150,128	4,476,817

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	37,178	893,387

IT Services - 2.0%
Booz Allen Hamilton Holding Corp.	80,552	3,045,671
Xerox Corp.	340,777	3,186,265

		6,231,936

Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	219,646	7,621,716

Software - 2.5%
Oracle Corp.	199,162	8,004,321

Technology Hardware, Storage & Peripherals - 3.2%
Hewlett Packard Enterprise Co.	225,904	5,376,515
HP, Inc.	235,274	3,623,220
NCR Corp.(a)	24,697	957,009

		9,956,744

		37,184,921

Industrials - 11.3%
Aerospace & Defense - 3.4%
B/E Aerospace, Inc.	50,067	3,006,023
L-3 Communications Holdings, Inc.	32,479	5,124,212
United Technologies Corp.	23,684	2,551,240

		10,681,475

Airlines - 1.6%
Delta Air Lines, Inc.	91,540	4,410,397
United Continental Holdings, Inc.(a)	10,219	704,600

		5,114,997

Construction & Engineering - 0.6%
Quanta Services, Inc.(a)	53,627	1,808,303

Electrical Equipment - 1.4%
Eaton Corp. PLC	66,637	4,432,027

Industrial Conglomerates - 1.5%
General Electric Co.	153,240	4,713,662

Machinery - 2.2%
Cummins, Inc.	4,808	681,678
Deere & Co.	7,214	722,843
Ingersoll-Rand PLC	27,563	2,054,546
Oshkosh Corp.	43,512	3,045,840

Company	Shares	U.S. $ Value
Parker-Hannifin Corp.	4,098	$569,335

		7,074,242

Trading Companies & Distributors - 0.6%
United Rentals, Inc.(a)	19,815	2,003,495

		35,828,201

Health Care - 10.9%
Biotechnology - 0.6%
Gilead Sciences, Inc.	26,463	1,950,323

Health Care Providers & Services – 4.1%
Aetna, Inc.	27,684	3,622,175
Cigna Corp.	28,171	3,795,760
McKesson Corp.	23,699	3,408,153
Quest Diagnostics, Inc.	23,061	2,016,915

		12,843,003

Pharmaceuticals - 6.2%
Johnson & Johnson	68,823	7,660,000
Merck & Co., Inc.	53,860	3,295,693
Pfizer, Inc.	192,361	6,182,483
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	69,950	2,637,115

		19,775,291

		34,568,617

Consumer Discretionary - 8.2%
Auto Components - 1.9%
Lear Corp.	21,312	2,760,117
Magna International, Inc. (New York) - Class A	79,340	3,209,303

		5,969,420

Automobiles - 0.6%
General Motors Co.	59,274	2,046,731

Leisure Products - 0.1%
Mattel, Inc.	11,324	357,499

Media - 2.3%
CBS Corp. - Class B	29,542	1,793,790
Comcast Corp. - Class A	53,540	3,721,566
Interpublic Group of Cos., Inc. (The)	26,798	645,028
Regal Entertainment Group - Class A	36,876	844,829
Twenty-First Century Fox, Inc. - Class A	12,772	359,021

		7,364,234

Multiline Retail - 1.6%
Dollar General Corp.	34,547	2,671,174
JC Penney Co., Inc.(a) (b)	105,414	998,271
Target Corp.	16,035	1,238,543

		4,907,988

Specialty Retail - 1.1%
Burlington Stores, Inc.(a)	21,809	1,917,447

Company	Shares	U.S. $ Value
Ross Stores, Inc.	25,063	$1,694,008

		3,611,455

Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	16,371	1,734,344

		25,991,671

Consumer Staples - 7.0%
Food & Staples Retailing - 2.4%
Kroger Co. (The)	137,108	4,428,588
Wal-Mart Stores, Inc.	46,174	3,252,035

		7,680,623

Food Products - 1.3%
Archer-Daniels-Midland Co.	20,764	897,628
Ingredion, Inc.	14,532	1,705,766
Tyson Foods, Inc. - Class A	26,275	1,492,683

		4,096,077

Household Products - 1.1%
Procter & Gamble Co. (The)	43,774	3,609,604

Tobacco - 2.2%
Altria Group, Inc.	52,900	3,381,897
Philip Morris International, Inc.	39,402	3,478,408

		6,860,305

		22,246,609

Utilities - 6.1%
Electric Utilities - 4.5%
American Electric Power Co., Inc.	54,285	3,205,529
Edison International	55,970	3,849,057
Exelon Corp.	96,454	3,135,719
FirstEnergy Corp.	20,437	639,474
PG&E Corp.	15,402	905,638
Portland General Electric Co.	56,947	2,368,995

		14,104,412

Multi-Utilities - 1.5%
DTE Energy Co.	5,449	507,248
NiSource, Inc.	127,133	2,789,298
Public Service Enterprise Group, Inc.	26,100	1,078,191
WEC Energy Group, Inc.	9,629	539,320

		4,914,057

Water Utilities - 0.1%
American Water Works Co., Inc.	5,423	393,005

		19,411,474

Telecommunication Services - 3.6%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	165,794	6,404,622

Wireless Telecommunication Services - 1.6%
T-Mobile US, Inc.(a)	89,160	4,833,364

Company	Shares	U.S. $ Value
		$11,237,986

Materials - 1.2%
Chemicals - 1.0%
CF Industries Holdings, Inc.	94,779	2,742,905
LyondellBasell Industries NV - Class A	5,860	529,275

		3,272,180

Metals & Mining - 0.2%
Newmont Mining Corp.	16,314	529,226

		3,801,406

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $258,640,393)		317,035,406

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.30%(c) (d) (cost $2,209,964)	2,209,964	2,209,964

Total Investments - 100.9% (cost $260,850,357)(e)		319,245,370
Other assets less liabilities - (0.9)%		(2,798,659)

Net Assets - 100.0%		$316,446,711

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,118,261 and gross unrealized depreciation of investments was $(6,723,248), resulting in net unrealized appreciation of $58,395,013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Pooling Portfolios

AB U.S. Value Portfolio

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$317,035,406		$	– 0	–	$	– 0	–	$317,035,406
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,209,964			– 0	–		– 0	–	2,209,964

Total Investments in Securities	319,245,370			– 0	–		– 0	–	319,245,370
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$319,245,370		$	– 0	–	$	– 0	–	$319,245,370

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$4,681	$21,746	$26,427	$0	$0

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$3,321	$23,637	$24,748	$2,210	$4

AB Pooling Portfolios

AB Volatility Management

Portfolio of Investments

November 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 56.7%
Financials - 8.8%
Banks - 4.6%
ABN AMRO Group NV (GDR) (a)	2,211	$47,775
Aozora Bank Ltd.	10,000	34,760
Australia & New Zealand Banking Group Ltd.	26,851	562,319
Banco Bilbao Vizcaya Argentaria SA	58,953	363,010
Banco de Sabadell SA	48,206	60,124
Banco Espirito Santo SA (REG) (b)(c)(d)	54,936	0
Banco Popular Espanol SA (e)	27,868	24,435
Banco Santander SA	132,845	606,856
Bank Hapoalim BM	9,810	58,961
Bank Leumi Le-Israel BM (b)	13,315	54,207
Bank of America Corp.	78,052	1,648,458
Bank of East Asia Ltd. (The) (e)	11,000	45,551
Bank of Ireland (b)	249,302	53,095
Bank of Kyoto Ltd. (The)	2,000	14,114
Bank of Queensland Ltd.	3,141	26,018
Bankia SA (e)	38,469	34,240
Bankinter SA	5,629	42,287
Barclays PLC	155,612	418,996
BB&T Corp.	6,200	280,550
Bendigo & Adelaide Bank Ltd.	3,814	33,904
BNP Paribas SA	9,751	565,155
BOC Hong Kong Holdings Ltd.	34,000	127,303
Chiba Bank Ltd. (The)	6,000	36,246
Chugoku Bank Ltd. (The) (e)	1,000	13,720
Citigroup, Inc.	22,299	1,257,441
Citizens Financial Group, Inc.	3,983	133,470
Comerica, Inc.	1,300	82,875
Commerzbank AG	9,647	67,256
Commonwealth Bank of Australia	15,785	915,594
Concordia Financial Group Ltd.	9,843	46,177
Credit Agricole SA	9,567	107,791
Danske Bank A/S	6,399	186,253
DBS Group Holdings Ltd.	16,000	194,774
DNB ASA	8,857	130,349
Erste Group Bank AG (b)	2,769	76,731
Fifth Third Bancorp	5,800	150,916
Fukuoka Financial Group, Inc.	7,000	30,802
Hachijuni Bank Ltd. (The)	3,000	16,335
Hang Seng Bank Ltd.	7,000	132,454
Hiroshima Bank Ltd. (The)	4,000	17,917
HSBC Holdings PLC	182,341	1,445,338
Huntington Bancshares, Inc./OH	6,050	75,383
ING Groep NV	35,683	484,835
Intesa Sanpaolo SpA	114,983	253,389
Intesa Sanpaolo SpA - RSP	7,786	16,087
Iyo Bank Ltd. (The)	2,000	13,024
Japan Post Bank Co., Ltd.	3,793	45,331
JPMorgan Chase & Co.	27,800	2,228,726
KBC Group NV	2,357	141,310
KeyCorp	6,400	110,784
Kyushu Financial Group, Inc.	2,902	19,451
Lloyds Banking Group PLC	591,187	426,974
M&T Bank Corp.	1,200	172,728
Mebuki Financial Group, Inc.	5,850	21,603
Mediobanca SpA	4,727	32,592

Company	Shares	U.S. $ Value
Mitsubishi UFJ Financial Group, Inc.	117,300	$705,316
Mizrahi Tefahot Bank Ltd.	1,162	16,285
Mizuho Financial Group, Inc. (e)	218,800	395,091
National Australia Bank Ltd.	24,345	518,923
Natixis SA	7,836	39,398
Nordea Bank AB	27,527	289,294
Oversea-Chinese Banking Corp., Ltd.	28,000	176,815
People’s United Financial, Inc.	2,350	43,992
PNC Financial Services Group, Inc. (The)	3,800	420,052
Raiffeisen Bank International AG (b)(e)	978	17,778
Regions Financial Corp.	9,600	129,984
Resona Holdings, Inc.	20,300	99,148
Royal Bank of Scotland Group PLC (b)	31,606	76,703
Seven Bank Ltd. (e)	5,480	15,818
Shinsei Bank Ltd.	16,000	26,072
Shizuoka Bank Ltd. (The)	4,000	32,920
Skandinaviska Enskilda Banken AB-Class A	13,766	137,103
Societe Generale SA	7,079	303,710
Standard Chartered PLC (b)	29,708	238,042
Sumitomo Mitsui Financial Group, Inc. (e)	12,400	467,657
Sumitomo Mitsui Trust Holdings, Inc.	3,000	111,386
SunTrust Banks, Inc.	3,800	197,410
Suruga Bank Ltd.	2,152	49,256
Svenska Handelsbanken AB-Class A	13,946	193,551
Swedbank AB-Class A	8,424	194,538
UniCredit SpA	48,327	103,086
Unione di Banche Italiane SpA (e)	7,529	16,820
United Overseas Bank Ltd.	12,000	170,208
US Bancorp	12,300	610,326
Wells Fargo & Co.	35,100	1,857,492
Westpac Banking Corp.	30,700	709,834
Yamaguchi Financial Group, Inc.	1,000	10,531
Zions Bancorporation	1,550	61,674

		22,622,987

Capital Markets - 1.3%
3i Group PLC	8,814	75,817
Aberdeen Asset Management PLC	7,703	25,793
Affiliated Managers Group, Inc. (b)	437	64,720
Ameriprise Financial, Inc.	1,250	142,763
ASX Ltd.	1,766	63,386
Bank of New York Mellon Corp. (The)	8,150	386,473
BlackRock, Inc.-Class A	990	367,082
Charles Schwab Corp. (The)	9,100	351,806
CME Group, Inc.-Class A	2,550	287,920
Credit Suisse Group AG (REG) (b)	16,852	224,151
Daiwa Securities Group, Inc.	15,000	91,936
Deutsche Bank AG (REG) (b)	12,500	197,075
E*TRADE Financial Corp. (b)	2,100	72,471
Franklin Resources, Inc.	2,800	109,928
Goldman Sachs Group, Inc. (The)	2,950	646,905
Hargreaves Lansdown PLC	2,435	35,773
Hong Kong Exchanges & Clearing Ltd.	10,700	281,033
ICAP PLC	4,624	28,170
Intercontinental Exchange, Inc.	4,725	261,765
Invesco Ltd.	3,150	98,627
Investec PLC	5,155	33,418

Company	Shares	U.S. $ Value
Japan Exchange Group, Inc.	4,769	$71,816
Julius Baer Group Ltd. (b)	2,145	94,573
Legg Mason, Inc.	800	25,520
London Stock Exchange Group PLC	2,980	102,300
Macquarie Group Ltd.	2,857	176,638
Moody’s Corp.	1,300	130,650
Morgan Stanley	11,450	473,572
Nasdaq, Inc.	850	54,477
Nomura Holdings, Inc.	33,400	184,033
Northern Trust Corp.	1,600	131,440
Partners Group Holding AG	169	82,132
Platinum Asset Management Ltd. (e)	1,959	7,924
S&P Global, Inc.	2,000	237,980
SBI Holdings, Inc./Japan	1,963	25,003
Schroders PLC	1,265	43,593
Singapore Exchange Ltd.	7,000	35,618
State Street Corp.	3,000	236,400
T. Rowe Price Group, Inc.	1,900	140,714
UBS Group AG	33,662	535,208

		6,636,603

Consumer Finance - 0.3%
Acom Co., Ltd. (b)(e)	3,670	17,765
AEON Financial Service Co., Ltd.	1,000	16,838
American Express Co.	6,150	443,046
Capital One Financial Corp.	3,885	326,495
Credit Saison Co., Ltd.	1,400	25,422
Discover Financial Services	3,100	210,087
Navient Corp.	2,500	43,075
Provident Financial PLC	1,353	49,258
Synchrony Financial	6,306	217,935

		1,349,921

Diversified Financial Services - 0.6%
AMP Ltd.	26,804	92,828
Berkshire Hathaway, Inc.-Class B (b)	14,235	2,241,159
Challenger Ltd./Australia	4,764	37,374
Deutsche Boerse AG	1,612	124,832
Eurazeo SA	418	22,671
EXOR SpA	1,060	44,470
First Pacific Co., Ltd./Hong Kong	17,800	12,495
Groupe Bruxelles Lambert SA	791	64,804
Industrivarden AB-Class C	1,642	28,117
Investor AB-Class B	4,269	144,214
Kinnevik AB	2,174	53,226
Leucadia National Corp.	2,500	55,050
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,120	19,317
ORIX Corp.	12,180	193,571
Pargesa Holding SA	366	23,183
Wendel SA	287	33,181

		3,190,492

Insurance - 2.0%
Admiral Group PLC	1,937	46,016
Aegon NV	16,539	83,974
Aflac, Inc.	3,150	224,847
Ageas	1,826	68,074
AIA Group Ltd.	110,800	674,671

Company	Shares	U.S. $ Value
Allianz SE (REG)	4,206	$668,379
Allstate Corp. (The)	2,850	199,272
American International Group, Inc.	7,872	498,534
Aon PLC	2,000	228,200
Arthur J Gallagher & Co.	1,335	67,217
Assicurazioni Generali SpA	10,582	133,550
Assurant, Inc.	450	38,853
Aviva PLC	36,692	205,100
AXA SA	17,878	420,177
Baloise Holding AG (REG)	461	55,494
Chubb Ltd.	3,519	450,432
Cincinnati Financial Corp.	1,100	84,414
CNP Assurances	1,433	25,135
Dai-ichi Life Holdings, Inc.	9,771	161,090
Direct Line Insurance Group PLC	12,461	54,068
Gjensidige Forsikring ASA	1,955	31,246
Hannover Rueck SE (REG)	598	63,467
Hartford Financial Services Group, Inc. (The)	2,950	139,004
Insurance Australia Group Ltd.	22,034	90,719
Japan Post Holdings Co., Ltd.	4,162	52,210
Legal & General Group PLC	53,912	158,704
Lincoln National Corp.	1,800	115,380
Loews Corp.	2,000	89,300
Mapfre SA	9,000	26,981
Marsh & McLennan Cos., Inc.	3,950	273,774
Medibank Pvt Ltd.	22,997	44,131
MetLife, Inc.	8,350	459,333
MS&AD Insurance Group Holdings, Inc.	4,700	149,008
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,483	270,179
NN Group NV	2,872	92,188
Old Mutual PLC	44,666	105,912
Poste Italiane SpA (a)	4,362	27,087
Principal Financial Group, Inc.	2,000	115,380
Progressive Corp. (The)	4,400	146,520
Prudential Financial, Inc.	3,350	337,010
Prudential PLC	23,679	457,176
QBE Insurance Group Ltd.	12,427	102,420
RSA Insurance Group PLC	9,217	62,292
Sampo Oyj-Class A	4,165	183,794
SCOR SE	1,521	48,227
Sompo Holdings, Inc.	3,000	99,872
Sony Financial Holdings, Inc.	1,601	23,569
St James’s Place PLC	4,765	55,955
Standard Life PLC	17,853	77,096
Suncorp Group Ltd.	11,660	107,448
Swiss Life Holding AG (b)	311	85,461
Swiss Re AG	3,082	283,491
T&D Holdings, Inc.	5,300	67,806
Tokio Marine Holdings, Inc.	6,311	276,517
Torchmark Corp.	825	57,824
Travelers Cos., Inc. (The)	2,250	255,037
Tryg A/S	967	17,362
UnipolSai SpA	9,451	17,967
Unum Group	1,800	76,086
Willis Towers Watson PLC	1,076	133,822
XL Group Ltd.	2,150	77,679
Zurich Insurance Group AG (b)	1,385	362,871

		10,104,802

		43,904,805

Company	Shares	U.S. $ Value
Information Technology - 7.3%
Communications Equipment - 0.4%
Cisco Systems, Inc.	38,190	$1,138,826
F5 Networks, Inc. (b)	490	68,968
Harris Corp.	940	97,346
Juniper Networks, Inc.	2,680	73,807
Motorola Solutions, Inc.	1,190	95,498
Nokia Oyj	53,703	230,483
Telefonaktiebolaget LM Ericsson-Class B	27,580	141,546

		1,846,474

Electronic Equipment, Instruments & Components - 0.4%
Alps Electric Co., Ltd.	1,706	44,035
Amphenol Corp.-Class A	2,320	158,363
Corning, Inc.	8,130	195,364
FLIR Systems, Inc.	1,010	36,269
Hamamatsu Photonics KK	1,300	35,025
Hexagon AB-Class B	2,462	87,287
Hirose Electric Co., Ltd.	300	36,407
Hitachi High-Technologies Corp.	700	28,026
Hitachi Ltd.	44,000	239,321
Ingenico Group SA	504	39,199
Keyence Corp.	500	345,821
Kyocera Corp.	3,000	144,488
Murata Manufacturing Co., Ltd.	1,800	248,701
Nippon Electric Glass Co., Ltd.	3,000	16,208
Omron Corp.	1,800	67,360
Shimadzu Corp.	2,000	30,941
TDK Corp.	1,200	82,271
TE Connectivity Ltd.	2,700	182,628
Yaskawa Electric Corp.	2,000	31,201
Yokogawa Electric Corp.	2,100	29,530

		2,078,445

Internet Software & Services - 1.3%
Akamai Technologies, Inc. (b)	1,310	87,377
Alphabet, Inc.-Class A (b)	2,269	1,760,472
Alphabet, Inc.-Class C (b)	2,273	1,723,025
eBay, Inc. (b)	8,030	223,314
Facebook, Inc.-Class A (b)	17,572	2,080,876
Kakaku.com, Inc.	1,313	20,796
Mixi, Inc.	510	17,877
United Internet AG	1,142	43,723
VeriSign, Inc. (b)(e)	740	58,349
Yahoo Japan Corp.	13,103	47,931
Yahoo!, Inc. (b)	6,600	270,732

		6,334,472

IT Services - 1.2%
Accenture PLC-Class A	4,770	569,681
Alliance Data Systems Corp.	460	105,239
Amadeus IT Group SA-Class A	4,084	184,969

Company	Shares	U.S. $ Value
Atos SE	848	$87,445
Automatic Data Processing, Inc.	3,450	331,269
Capgemini SA	1,534	120,770
Cognizant Technology Solutions Corp.-Class A (b)	4,570	251,716
Computershare Ltd.	3,893	33,268
CSRA, Inc.	1,030	32,970
Fidelity National Information Services, Inc.	2,090	161,327
Fiserv, Inc. (b)	1,700	177,854
Fujitsu Ltd.	17,000	102,403
Global Payments, Inc.	1,140	78,147
International Business Machines Corp.	6,719	1,089,956
MasterCard, Inc.-Class A	7,400	756,280
Nomura Research Institute Ltd.	1,200	41,183
NTT Data Corp.	1,162	58,470
Obic Co., Ltd.	600	26,690
Otsuka Corp.	500	24,626
Paychex, Inc.	2,420	142,659
PayPal Holdings, Inc. (b)	8,380	329,166
Teradata Corp. (b)	970	26,044
Total System Services, Inc.	1,280	63,002
Visa, Inc.-Class A	14,480	1,119,594
Western Union Co. (The)-Class W	3,720	78,232
Worldpay Group PLC (a)	11,690	39,349
Xerox Corp.	7,210	67,413

		6,099,722

Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	2,300	170,752
Applied Materials, Inc.	8,250	265,650
ASM Pacific Technology Ltd.	2,200	21,977
ASML Holding NV	3,390	349,703
Broadcom Ltd.	2,821	480,952
Infineon Technologies AG	10,250	171,273
Intel Corp.	35,850	1,243,995
KLA-Tencor Corp.	1,200	95,808
Lam Research Corp.	1,188	125,952
Linear Technology Corp.	1,800	112,554
Microchip Technology, Inc.	1,600	105,888
Micron Technology, Inc. (b)	7,850	153,310
NVIDIA Corp.	3,850	354,970
NXP Semiconductors NV (b)	2,723	269,985
Qorvo, Inc. (b)	955	51,007
QUALCOMM, Inc.	11,160	760,331
Rohm Co., Ltd.	800	44,476
Skyworks Solutions, Inc.	1,445	111,048
STMicroelectronics NV	5,322	54,249
Texas Instruments, Inc.	7,600	561,868
Tokyo Electron Ltd.	1,500	139,168
Xilinx, Inc.	1,900	102,562

		5,747,478

Software-1.6%
Activision Blizzard, Inc.	5,279	193,264
Adobe Systems, Inc. (b)	3,820	392,734
Autodesk, Inc. (b)	1,680	121,985
CA, Inc.	2,220	70,951
Check Point Software Technologies Ltd. (b)	1,189	97,890

Company	Shares	U.S. $ Value
Citrix Systems, Inc. (b)	1,170	$101,474
Dassault Systemes	1,223	93,156
Electronic Arts, Inc. (b)	2,300	182,252
Gemalto NV	753	38,330
GungHo Online Entertainment, Inc.	3,533	7,906
Intuit, Inc.	1,960	222,813
Konami Holdings Corp.	900	30,767
Microsoft Corp.	59,720	3,598,727
Mobileye NV (b)	1,692	62,993
Nexon Co., Ltd.	1,450	20,617
Nice Ltd.	587	38,612
Nintendo Co., Ltd.	1,100	271,072
Oracle Corp.	23,630	949,690
Oracle Corp. Japan	400	20,085
Red Hat, Inc. (b)	1,370	108,381
Sage Group PLC (The)	9,781	80,383
salesforce.com, Inc. (b)	4,840	348,480
SAP SE	9,045	755,387
Symantec Corp.	4,620	112,682
Trend Micro, Inc./Japan	1,100	39,965

		7,960,596

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	41,627	4,600,616
Brother Industries Ltd.	2,200	38,276
Canon, Inc.	9,800	282,666
FUJIFILM Holdings Corp.	4,100	154,120
Hewlett Packard Enterprise Co.	12,630	300,594
HP, Inc.	12,980	199,892
Konica Minolta, Inc.	4,000	38,850
NEC Corp.	23,000	60,772
NetApp, Inc.	2,150	78,604
Ricoh Co., Ltd.	6,000	48,987
Seagate Technology PLC	2,250	90,225
Seiko Epson Corp.	2,600	53,047
Western Digital Corp.	2,120	134,959

		6,081,608

		36,148,795

Real Estate - 7.3%
Diversified Real Estate Activities - 0.7%
Allreal Holding AG (Reg) (b)	200	29,126
CapitaLand Ltd.	77,450	165,596
City Developments Ltd.	16,000	93,881
D Carnegie & Co. AB (b)	950	10,556
DIC Asset AG	880	7,930
Hang Lung Properties Ltd.	62,900	141,601
Henderson Land Development Co., Ltd.	34,092	188,069
Kerry Properties Ltd.	18,050	51,604
Mitsubishi Estate Co., Ltd.	36,440	745,660
Mitsui Fudosan Co., Ltd.	28,040	673,274
Mobimo Holding AG (Reg) (b)	126	30,293
New World Development Co., Ltd.	163,200	181,621
Nomura Real Estate Holdings, Inc.	3,630	59,581
Sumitomo Realty & Development Co., Ltd.	11,990	337,615
Sun Hung Kai Properties Ltd.	43,150	563,537
Tokyo Tatemono Co., Ltd.	6,100	79,828

Company	Shares	U.S. $ Value
UOL Group Ltd.	14,350	$58,806
Wharf Holdings Ltd. (The)	37,650	278,659

		3,697,237

Diversified REITs-0.7%
Activia Properties, Inc. (e)	12	52,877
Affine SA	130	1,963
American Assets Trust, Inc.	830	33,250
ANF Immobilier	152	3,238
Artis Real Estate Investment Trust	3,130	27,495
Canadian Real Estate Investment Trust	1,550	52,282
Cofinimmo SA	450	49,708
Cominar Real Estate Investment Trust	3,605	37,572
Daiwa House REIT Investment Corp.	42	104,858
Dream Global Real Estate Investment Trust	2,630	17,973
Empire State Realty Trust, Inc.-Class A	2,589	52,220
First Potomac Realty Trust	1,230	12,091
Fonciere Des Regions	1,113	87,322
Forest City Realty Trust, Inc.-Class A	4,990	92,265
Gecina SA	1,229	161,161
GPT Group (The)	54,700	195,150
Gramercy Property Trust	8,952	78,240
H&R Real Estate Investment Trust	6,036	98,001
Hamborner REIT AG (e)	1,600	14,619
Hibernia REIT PLC	14,590	18,061
Hispania Activos Inmobiliarios SOCIMI SA (e)	1,900	21,778
Hulic Reit, Inc.	18	29,302
ICADE	1,129	77,921
Investors Real Estate Trust	2,557	16,084
Kenedix Office Investment Corp.-Class A	8	42,724
Land Securities Group PLC	24,024	291,407
Lar Espana Real Estate Socimi SA	1,600	11,769
Lexington Realty Trust	5,010	51,753
Liberty Property Trust	3,160	124,504
LondonMetric Property PLC	12,498	22,341
Merlin Properties Socimi SA	6,931	69,851
Mirvac Group	113,266	171,097
Nomura Real Estate Master Fund, Inc. (e)	123	183,875
NSI NV	2,892	11,133
Premier Investment Corp.	27	31,984
PS Business Parks, Inc.	440	49,161
Redefine International PLC/Isle of Man	25,700	11,825
Sekisui House Reit, Inc.	50	62,427
Sekisui House SI Residential Investment Corp.	21	22,385
Select Income REIT	1,435	35,071
Spirit Realty Capital, Inc.	9,836	106,130
Stockland	72,875	232,516
STORE Capital Corp.	3,251	80,365
Suntec Real Estate Investment Trust	73,500	86,447
Tokyu REIT, Inc.	19	23,596
United Urban Investment Corp. (e)	84	128,427
VEREIT, Inc.	20,620	170,940
Washington Real Estate Investment Trust	1,564	48,578
WP Carey, Inc.	1,889	109,789

		3,515,526

Company	Shares	U.S. $ Value
Equity Real Estate Investment Trusts (REITs)-3.4%
American Tower Corp.	3,220	$329,309
Apartment Investment & Management Co.-Class A	4,520	190,292
Ascendas Real Estate Investment Trust (e)	67,350	109,852
AvalonBay Communities, Inc.	3,981	654,835
Boston Properties, Inc.	4,450	551,266
British Land Co. PLC (The)	30,811	227,955
CapitaLand Commercial Trust	61,050	64,746
CapitaLand Mall Trust	78,550	106,400
Crown Castle International Corp.	2,580	215,327
Dexus Property Group	29,673	199,584
Digital Realty Trust, Inc. (e)	4,525	417,793
Equinix, Inc.	524	177,510
Equity Residential	10,460	627,705
Essex Property Trust, Inc.	1,918	414,134
Extra Space Storage, Inc.	3,510	246,262
Federal Realty Investment Trust	2,056	288,704
General Growth Properties, Inc.	15,180	384,661
Goodman Group	54,179	266,722
Hammerson PLC	24,085	163,770
HCP, Inc.	13,460	397,474
Host Hotels & Resorts, Inc.	21,660	386,414
Intu Properties PLC (e)	27,886	93,816
Iron Mountain, Inc.	1,780	58,740
Japan Prime Realty Investment Corp. (e)	26	105,958
Japan Real Estate Investment Corp.	40	217,188
Japan Retail Fund Investment Corp.	79	160,932
Kimco Realty Corp.	12,146	310,209
Klepierre	6,496	241,664
Link REIT	68,800	473,160
Macerich Co. (The)	4,070	276,312
Nippon Building Fund, Inc.	42	234,317
Nippon Prologis REIT, Inc.	48	99,495
Prologis, Inc.	15,185	772,916
Public Storage	4,285	896,850
Realty Income Corp.	7,470	414,137
Scentre Group	157,668	493,126
Segro PLC	23,958	125,348
Simon Property Group, Inc.	9,113	1,637,151
SL Green Realty Corp.	2,930	308,705
UDR, Inc.	7,692	261,835
Unibail-Rodamco SE	2,993	657,194
Ventas, Inc.	10,097	610,061
Vicinity Centres	100,790	216,889
Vornado Realty Trust	4,990	487,773
Welltower, Inc.	10,320	647,890
Westfield Corp.	59,276	399,184
Weyerhaeuser Co.	5,660	174,498

		16,796,063

Health Care REITs - 0.2%
Aedifica SA	247	18,210
Assura PLC	34,910	25,006
Care Capital Properties, Inc.	1,746	42,044
Healthcare Realty Trust, Inc.	2,470	72,569
Healthcare Trust of America, Inc.-Class A	2,945	83,285
LTC Properties, Inc.	860	39,096
Medical Properties Trust, Inc.	6,347	75,656
National Health Investors, Inc.	764	54,061
New Senior Investment Group, Inc.	1,640	16,630

Company	Shares	U.S. $ Value
Omega Healthcare Investors, Inc.	3,678	$108,354
Physicians Realty Trust	2,853	51,696
Primary Health Properties PLC	12,240	16,999
Quality Care Properties, Inc. (b)	1,984	29,760
Sabra Health Care REIT, Inc.	1,380	30,539
Senior Housing Properties Trust	5,040	91,022
Target Healthcare REIT Ltd.	5,380	7,457
Universal Health Realty Income Trust	279	16,547

		778,931

Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	3,530	65,093
Ashford Hospitality Trust, Inc.	1,940	13,638
CDL Hospitality Trusts	13,658	12,615
Chatham Lodging Trust	780	14,945
Chesapeake Lodging Trust	1,264	29,969
DiamondRock Hospitality Co.	4,250	45,008
FelCor Lodging Trust, Inc.	2,970	21,562
Hersha Hospitality Trust	755	15,228
Hospitality Properties Trust	3,440	99,743
Japan Hotel REIT Investment Corp.	71	49,797
LaSalle Hotel Properties	2,400	67,368
Pebblebrook Hotel Trust	1,530	44,003
RLJ Lodging Trust	2,680	61,077
Ryman Hospitality Properties, Inc.	1,030	60,667
Summit Hotel Properties, Inc.	1,730	24,601
Sunstone Hotel Investors, Inc.	4,633	67,364
Xenia Hotels & Resorts, Inc.	2,280	39,900

		732,578

Industrial REITs - 0.2%
BWP Trust	10,418	22,387
DCT Industrial Trust, Inc.	1,940	89,143
Duke Realty Corp.	7,488	190,420
EastGroup Properties, Inc.	733	50,071
First Industrial Realty Trust, Inc.	2,460	65,067
GLP J-Reit	47	52,689
Granite Real Estate Investment Trust (Toronto)	1,000	32,480
Hansteen Holdings PLC	15,903	21,132
Industrial & Infrastructure Fund Investment Corp.	7	32,432
Japan Logistics Fund, Inc.	18	35,478
Mapletree Industrial Trust	26,962	30,849
Mapletree Logistics Trust	31,235	22,081
Monmouth Real Estate Investment Corp.-Class A	1,350	18,954
Pure Industrial Real Estate Trust	4,610	18,257
Rexford Industrial Realty, Inc.	1,350	29,822
STAG Industrial, Inc.	1,485	35,061
Terreno Realty Corp.	950	25,859
Tritax Big Box REIT PLC	17,927	29,518
Warehouses De Pauw CVA	350	30,024

		831,724

Office REITs - 0.4%
Alexandria Real Estate Equities, Inc.	1,690	185,207
Allied Properties Real Estate Investment Trust	1,667	42,057
alstria office REIT-AG (b)(e)	2,800	34,229
Axiare Patrimonio SOCIMI SA	1,260	17,479
Befimmo SA	370	20,544

Company	Shares	U.S. $ Value
Beni Stabili SpA SIIQ (b)	22,807	$12,086
Brandywine Realty Trust	3,701	56,810
Champion REIT	50,500	28,689
Columbia Property Trust, Inc.	2,600	54,756
Corporate Office Properties Trust	1,980	56,668
Cousins Properties, Inc.	7,200	56,952
Cromwell Property Group	31,236	21,196
Daiwa Office Investment Corp. (e)	6	30,462
Derwent London PLC	2,140	64,428
Douglas Emmett, Inc.	2,990	109,703
Dream Office Real Estate Investment Trust	2,280	30,687
Equity Commonwealth (b)	2,704	78,632
Franklin Street Properties Corp.	2,070	25,999
Government Properties Income Trust (e)	1,508	28,335
Great Portland Estates PLC	7,341	55,748
Green REIT PLC	14,390	19,598
Highwoods Properties, Inc.	2,110	101,407
Hudson Pacific Properties, Inc.	2,278	79,434
Intervest Offices & Warehouses NV	280	7,087
Investa Office Fund	12,060	39,227
Japan Excellent, Inc.	25	31,236
Keppel REIT	40,320	29,958
Kilroy Realty Corp.	1,984	143,523
Mack-Cali Realty Corp.	1,857	50,232
Mori Hills REIT Investment Corp. (e)	31	41,017
Mori Trust Sogo Reit, Inc.	21	31,660
New York REIT, Inc.	3,510	33,836
Orix JREIT, Inc.	52	78,779
Paramount Group, Inc.	3,171	49,848
Parkway, Inc. (b)	900	17,640
Piedmont Office Realty Trust, Inc.-Class A	3,100	60,884
Regional REIT Ltd. (a)	4,800	6,441
Tier REIT, Inc.	1,000	16,070
Workspace Group PLC	2,497	21,391

		1,869,935

Real Estate Development - 0.2%
ADLER Real Estate AG (b)(e)	500	7,185
Cheung Kong Property Holdings Ltd.	84,694	578,503
Conwert Immobilien Invest SE (b)	1,474	25,261
Helical PLC	2,100	7,620
Sino Land Co., Ltd.	92,810	145,603
TAG Immobilien AG	3,020	37,762

		801,934

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	3,432	50,204
Azrieli Group Ltd.	1,404	61,305
Daito Trust Construction Co., Ltd.	700	109,095
Daiwa House Industry Co., Ltd.	5,000	143,949
Deutsche Wohnen AG	10,333	318,311
Hulic Co., Ltd. (e)	10,069	95,873
Hysan Development Co., Ltd.	18,250	80,417
NTT Urban Development Corp.	3,383	29,531
Swire Pacific Ltd.-Class A	5,000	49,861
Swire Properties Ltd.	34,730	104,873
Swiss Prime Site AG (Reg) (b)	2,090	171,051

Company	Shares	U.S. $ Value
Tokyu Fudosan Holdings Corp.	4,280	$24,920
Wheelock & Co., Ltd.	7,000	41,524

		1,280,914

Real Estate Management & Development(discontinued) - 0.2%
CBRE Group, Inc.-Class A (b)	2,190	63,598
Global Logistic Properties Ltd.	22,200	31,795
Hongkong Land Holdings Ltd.	35,750	228,410
LendLease Group	5,091	51,037
Vonovia SE	14,330	461,970

		836,810

Real Estate Operating Companies - 0.2%
ADO Properties SA (a)	558	18,934
BUWOG AG (b)	1,898	44,115
CA Immobilien Anlagen AG (b)	1,523	27,750
Capital & Counties Properties PLC (e)	15,711	55,866
Castellum AB	5,656	74,488
Citycon Oyj	8,340	19,201
Daejan Holdings PLC	105	7,751
Deutsche EuroShop AG	995	38,751
Dios Fastigheter AB	989	6,484
Entra ASA (a)	1,348	13,921
Fabege AB	2,840	44,902
Fastighets AB Balder-Class B (b)	1,980	41,126
First Capital Realty, Inc.	2,080	31,526
Grainger PLC	8,775	24,736
Grand City Properties SA	2,160	36,063
Hemfosa Fastigheter AB	1,998	18,365
Hufvudstaden AB-Class A	2,380	36,203
Inmobiliaria Colonial SA	5,032	33,713
Klovern AB-Class B	11,930	12,414
Kungsleden AB	3,354	20,528
LEG Immobilien AG (b)(e)	1,350	102,163
Norwegian Property ASA	5,247	6,348
PSP Swiss Property AG (REG)	860	74,053
Sponda Oyj	5,258	22,587
Technopolis Oyj	3,057	9,824
TLG Immobilien AG	1,176	21,178
UNITE Group PLC (The)	4,733	33,105
Wallenstam AB-Class B (e)	4,180	30,423
WCM Beteiligungs & Grundbesitz-AG (b)	1,850	5,038
Wihlborgs Fastigheter AB	1,420	25,805

		937,361

Residential REITs - 0.2%
Advance Residence Investment Corp.	26	65,616
American Campus Communities, Inc.	2,800	131,908
American Homes 4 Rent-Class A	4,739	99,851
Boardwalk Real Estate Investment Trust	850	28,221
Camden Property Trust	1,900	149,549
Canadian Apartment Properties REIT	2,900	65,932
Colony Starwood Homes	1,000	30,550
Education Realty Trust, Inc.	1,543	62,646
Empiric Student Property PLC	10,700	14,860
Equity LifeStyle Properties, Inc.	1,649	114,490

Company	Shares	U.S. $ Value
Invincible Investment Corp. (e)	13	$6,494
Irish Residential Properties REIT PLC	7,500	9,229
Japan Rental Housing Investments, Inc.	32	22,982
Killam Apartment Real Estate Investment Trust	1,400	12,538
Mid-America Apartment Communities, Inc.	1,612	147,708
Milestone Apartments Real Estate Investment Trust	1,500	20,267
Monogram Residential Trust, Inc.	3,600	37,908
Nippon Accommodations Fund, Inc.	10	41,306
Northview Apartment Real Estate Investment Trust	1,000	14,248
Post Properties, Inc.	1,130	73,473
Silver Bay Realty Trust Corp.	680	11,880
Sun Communities, Inc.	1,316	94,976

		1,256,632

Retail REITs - 0.4%
Acadia Realty Trust	1,700	56,202
AEON REIT Investment Corp. (e)	22	23,670
Agree Realty Corp.	458	20,560
Alexander’s, Inc.	55	23,523
Brixmor Property Group, Inc.	6,499	158,251
Capital & Regional PLC	11,350	7,704
CBL & Associates Properties, Inc.	3,600	42,696
Cedar Realty Trust, Inc.	1,930	12,448
Charter Hall Retail REIT	7,330	22,996
Crombie Real Estate Investment Trust	1,850	18,992
DDR Corp.	6,610	100,604
Equity One, Inc.	1,956	58,406
Eurocommercial Properties NV	928	33,204
Fortune Real Estate Investment Trust	28,110	33,174
Frontier Real Estate Investment Corp.	10	44,582
Fukuoka REIT Corp.	14	22,382
Getty Realty Corp.	536	12,875
Immobiliare Grande Distribuzione SIIQ SpA	7,814	5,238
Kenedix Retail REIT Corp.	9	20,312
Kite Realty Group Trust	1,742	41,895
Kiwi Property Group Ltd.	27,531	28,477
Mapletree Commercial Trust	40,044	40,369
Mercialys SA	870	16,969
National Retail Properties, Inc.	3,135	133,802
Pennsylvania Real Estate Investment Trust	1,410	27,030
Ramco-Gershenson Properties Trust	1,659	28,153
Regency Centers Corp.	2,252	150,524
Retail Opportunity Investments Corp.	2,315	47,782
Retail Properties of America, Inc.-Class A	5,030	76,758
RioCan Real Estate Investment Trust (Toronto)	6,772	135,006
Saul Centers, Inc.	297	18,857
Seritage Growth Properties-Class A (e)	550	26,202
Shaftesbury PLC	5,963	68,460
Shopping Centres Australasia Property Group	15,680	24,502
Smart Real Estate Investment Trust	2,400	55,600
Tanger Factory Outlet Centers, Inc.	2,040	70,319
Taubman Centers, Inc.	1,300	94,471
Urban Edge Properties	1,890	51,200
Urstadt Biddle Properties, Inc.-Class A	600	13,590
Vastned Retail NV	390	14,328
Washington Prime Group, Inc.	3,938	39,459
Weingarten Realty Investors	2,478	87,994

Company	Shares	U.S. $ Value
Wereldhave Belgium NV	50	$5,670
Wereldhave NV	850	35,478

		2,050,714

Specialized REITs - 0.1%
Big Yellow Group PLC	3,054	25,403
CubeSmart	3,768	92,881
DuPont Fabros Technology, Inc.	1,598	64,975
EPR Properties	1,347	93,670
Four Corners Property Trust, Inc.	1,250	23,975
Gaming and Leisure Properties, Inc.	4,384	133,756
Life Storage, Inc.	984	79,930
QTS Realty Trust, Inc.-Class A	980	45,864
Safestore Holdings PLC	4,430	18,957

		579,411

		35,965,770

Consumer Discretionary-6.4%
Auto Components - 0.4%
Aisin Seiki Co., Ltd.	1,800	78,168
BorgWarner, Inc.	1,650	58,740
Bridgestone Corp.	6,000	232,825
Cie Generale des Etablissements Michelin-Class B	1,696	181,077
Continental AG	1,021	180,950
Delphi Automotive PLC	2,071	132,544
Denso Corp.	4,500	200,186
GKN PLC	15,533	60,134
Goodyear Tire & Rubber Co. (The)	2,000	61,380
Koito Manufacturing Co., Ltd.	1,000	52,934
NGK Spark Plug Co., Ltd.	2,000	42,019
NHK Spring Co., Ltd.	1,000	9,520
NOK Corp.	900	18,215
Nokian Renkaat Oyj	1,091	39,323
Schaeffler AG (Preference Shares)	1,386	17,944
Stanley Electric Co., Ltd.	1,400	39,306
Sumitomo Electric Industries Ltd.	6,900	98,664
Sumitomo Rubber Industries Ltd.	1,600	26,824
Toyoda Gosei Co., Ltd.	600	13,193
Toyota Industries Corp.	1,500	71,687
Valeo SA	2,254	125,579
Yokohama Rubber Co., Ltd. (The)	500	9,195

		1,750,407

Automobiles - 1.0%
Bayerische Motoren Werke AG	3,059	260,272
Bayerische Motoren Werke AG (Preference Shares)	526	37,754
Daimler AG (REG)	8,862	588,610
Ferrari NV	1,144	62,438
Fiat Chrysler Automobiles NV (e)	8,304	63,627
Ford Motor Co.	29,650	354,614
Fuji Heavy Industries Ltd.	6,000	250,245
General Motors Co.	10,615	366,536
Harley-Davidson, Inc.	1,350	82,201
Honda Motor Co., Ltd.	15,000	447,276
Isuzu Motors Ltd.	5,500	66,195
Mazda Motor Corp.	5,400	89,583

Company	Shares	U.S. $ Value
Mitsubishi Motors Corp.	6,300	$29,493
Nissan Motor Co., Ltd.	22,700	214,534
Peugeot SA (b)	4,397	64,703
Porsche Automobil Holding SE (Preference Shares)	1,486	75,258
Renault SA	1,802	141,449
Suzuki Motor Corp.	3,200	104,702
Toyota Motor Corp.	24,600	1,461,436
Volkswagen AG	305	41,778
Volkswagen AG (Preference Shares)	1,718	221,440
Yamaha Motor Co., Ltd.	2,600	61,049

		5,085,193

Distributors - 0.0%
Genuine Parts Co.	1,140	109,702
Jardine Cycle & Carriage Ltd.	1,000	27,944
LKQ Corp. (b)	2,314	75,969

		213,615

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	600	16,021
H&R Block, Inc.	1,700	37,672

		53,693

Hotels, Restaurants & Leisure - 0.8%
Accor SA	1,600	56,577
Aristocrat Leisure Ltd.	4,984	55,074
Carnival Corp.	3,300	169,653
Carnival PLC	1,826	92,244
Chipotle Mexican Grill, Inc.-Class A (b)(e)	250	99,083
Compass Group PLC	15,157	259,498
Crown Resorts Ltd.	3,041	26,325
Darden Restaurants, Inc.	850	62,305
Domino’s Pizza Enterprises Ltd.	611	30,535
Flight Centre Travel Group Ltd. (e)	464	11,437
Galaxy Entertainment Group Ltd.	21,200	104,906
Genting Singapore PLC	55,000	37,043
InterContinental Hotels Group PLC	1,809	74,100
Marriott International, Inc./MD-Class A	2,450	193,011
McDonald’s Corp.	6,700	799,109
McDonald’s Holdings Co. Japan Ltd. (e)	600	16,552
Melco Crown Entertainment Ltd. (ADR)	1,589	31,240
Merlin Entertainments PLC (a)	5,925	32,279
MGM China Holdings Ltd.	7,900	17,501
Oriental Land Co., Ltd./Japan	2,000	114,795
Paddy Power Betfair PLC	762	79,549
Royal Caribbean Cruises Ltd.	1,274	103,156
Sands China Ltd.	21,900	107,485
Shangri-La Asia Ltd.	10,000	10,875
SJM Holdings Ltd.	16,500	13,341
Sodexo SA	868	94,803
Starbucks Corp.	11,100	643,467
Tabcorp Holdings Ltd. (e)	6,943	24,027
Tatts Group Ltd.	12,229	37,726
TUI AG	4,520	59,543
Whitbread PLC	1,743	75,467
William Hill PLC	7,386	27,819

Company	Shares	U.S. $ Value
Wyndham Worldwide Corp.	850	$61,192
Wynn Macau Ltd. (e)	13,000	24,043
Wynn Resorts Ltd.	600	61,194
Yum! Brands, Inc.	3,100	196,509

		3,903,463

Household Durables - 0.4%
Auto Trader Group PLC (a)	8,359	41,716
Barratt Developments PLC	9,083	53,235
Berkeley Group Holdings PLC	1,191	36,916
Casio Computer Co., Ltd.	2,100	27,872
DR Horton, Inc.	2,500	69,300
Electrolux AB-Class B	2,189	51,176
Garmin Ltd.	880	45,901
Harman International Industries, Inc.	550	60,153
Husqvarna AB-Class B	3,476	25,731
Iida Group Holdings Co., Ltd.	1,470	28,861
Leggett & Platt, Inc.	1,000	48,060
Lennar Corp.-Class A	1,350	57,429
Mohawk Industries, Inc. (b)	500	98,720
Newell Brands, Inc.	3,449	162,137
Nikon Corp.	3,100	46,106
Panasonic Corp.	20,300	210,525
Persimmon PLC	2,788	59,124
PulteGroup, Inc.	2,350	44,321
Rinnai Corp.	400	34,403
Sekisui Chemical Co., Ltd.	4,000	61,288
Sekisui House Ltd.	5,000	82,966
Sharp Corp./Japan (b)	13,744	22,734
Sony Corp.	11,600	337,022
Taylor Wimpey PLC	29,537	54,663
Techtronic Industries Co., Ltd.	11,400	44,395
Whirlpool Corp.	600	97,464

		1,902,218

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (b)	3,045	2,285,486
Expedia, Inc.	890	110,404
Netflix, Inc. (b)	3,270	382,590
Priceline Group, Inc. (The) (b)	410	616,509
Rakuten, Inc.	8,562	85,675
Start Today Co., Ltd. (e)	1,779	27,429
TripAdvisor, Inc. (b)(e)	850	41,038
Zalando SE (a)(b)	891	33,187

		3,582,318

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,900	54,791
Hasbro, Inc.	850	72,581
Mattel, Inc.	2,550	80,503
Sankyo Co., Ltd.	400	12,771
Sega Sammy Holdings, Inc.	1,700	25,732
Shimano, Inc.	700	116,775
Yamaha Corp.	1,600	49,495

		412,648

Company	Shares	U.S. $ Value
Media - 1.2%
Altice NV-Class A (b)	3,402	$58,524
Altice NV-Class B (b)	912	15,817
Axel Springer SE	451	19,339
CBS Corp.-Class B	3,150	191,268
Charter Communications, Inc.-Class A (b)	1,665	458,391
Comcast Corp.-Class A	18,343	1,275,022
Dentsu, Inc.	2,000	92,864
Discovery Communications, Inc.-Class A (b)	1,100	29,799
Discovery Communications, Inc.-Class C (b)	1,800	47,592
Eutelsat Communications SA	1,690	30,381
Hakuhodo DY Holdings, Inc.	1,960	23,082
Interpublic Group of Cos., Inc. (The)	3,050	73,413
ITV PLC	32,885	69,086
JCDecaux SA	748	19,485
Lagardere SCA	1,200	29,556
News Corp.-Class A	2,875	33,235
News Corp.-Class B	802	9,584
Omnicom Group, Inc.	1,800	156,492
Pearson PLC	7,446	73,829
ProSiebenSat.1 Media SE	2,098	71,802
Publicis Groupe SA	1,782	115,384
REA Group Ltd.	557	21,198
RTL Group SA (London) (b)	380	25,782
Schibsted ASA	798	17,206
Schibsted ASA-Class B	919	18,642
Scripps Networks Interactive, Inc.-Class A	700	48,482
SES SA	3,301	71,253
Singapore Press Holdings Ltd. (e)	14,000	36,479
Sky PLC	9,357	91,372
TEGNA, Inc.	1,650	37,009
Telenet Group Holding NV (b)	550	29,006
Time Warner, Inc.	5,950	546,329
Toho Co., Ltd./Tokyo	1,100	31,927
Twenty-First Century Fox, Inc.-Class A	8,314	233,707
Twenty-First Century Fox, Inc.-Class B	3,257	91,391
Viacom, Inc.-Class B	2,600	97,448
Vivendi SA	10,791	205,349
Walt Disney Co. (The)	11,338	1,123,823
WPP PLC	11,945	254,749

		5,875,097

Multiline Retail - 0.2%
Dollar General Corp.	2,180	168,558
Dollar Tree, Inc. (b)	1,767	155,779
Don Quijote Holdings Co., Ltd.	1,100	42,453
Harvey Norman Holdings Ltd.	4,640	16,271
Isetan Mitsukoshi Holdings Ltd.	3,000	33,607
J Front Retailing Co., Ltd.	2,000	28,625
Kohl’s Corp.	1,360	73,209
Macy’s, Inc.	2,310	97,482
Marks & Spencer Group PLC	14,701	60,329
Marui Group Co., Ltd.	1,900	26,498
Next PLC	1,298	79,512
Nordstrom, Inc. (e)	970	54,242
Ryohin Keikaku Co., Ltd. (e)	237	46,870
Takashimaya Co., Ltd.	2,392	20,054
Target Corp.	4,470	345,263

		1,248,752

Company	Shares	U.S. $ Value
Specialty Retail - 1.0%
ABC-Mart, Inc.	300	$17,686
Advance Auto Parts, Inc.	558	94,704
AutoNation, Inc. (b)	530	23,670
AutoZone, Inc. (b)	260	203,627
Bed Bath & Beyond, Inc.	1,150	51,531
Best Buy Co., Inc.	2,140	97,798
CarMax, Inc. (b)(e)	1,470	84,951
Dixons Carphone PLC	8,172	33,869
Dufry AG (REG) (b)	422	52,199
Fast Retailing Co., Ltd.	500	175,366
Foot Locker, Inc.	1,006	72,100
Gap, Inc. (The)	1,690	42,199
Hennes & Mauritz AB-Class B	8,767	254,648
Hikari Tsushin, Inc.	200	17,969
Home Depot, Inc. (The)	9,440	1,221,536
Industria de Diseno Textil SA	10,039	343,067
Kingfisher PLC	20,670	90,941
L Brands, Inc.	1,900	133,418
Lowe’s Cos., Inc.	6,740	475,507
Nitori Holdings Co., Ltd.	750	78,333
O’Reilly Automotive, Inc. (b)	730	200,385
Ross Stores, Inc.	3,020	204,122
Shimamura Co., Ltd.	200	23,986
Signet Jewelers Ltd. (e)	606	55,322
Staples, Inc.	4,890	47,286
Tiffany & Co.	820	67,634
TJX Cos., Inc. (The)	5,020	393,267
Tractor Supply Co.	1,023	76,797
Ulta Salon Cosmetics & Fragrance, Inc. (b)	514	133,383
Urban Outfitters, Inc. (b)	630	19,908
USS Co., Ltd.	2,020	32,691
Yamada Denki Co., Ltd.	5,780	31,062

		4,850,962

Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	1,738	256,065
Asics Corp.	2,000	42,549
Burberry Group PLC	4,033	71,988
Christian Dior SE (e)	524	101,829
Cie Financiere Richemont SA	4,814	314,250
Coach, Inc.	2,100	76,419
Hanesbrands, Inc.	2,845	66,089
Hermes International	252	103,940
HUGO BOSS AG	640	36,677
Kering	713	154,694
Li & Fung Ltd.	54,000	23,629
Luxottica Group SpA (e)	1,638	85,240
LVMH Moet Hennessy Louis Vuitton SE (e)	2,567	466,207
Michael Kors Holdings Ltd. (b)	1,310	60,902
NIKE, Inc.-Class B	10,100	505,707
Pandora A/S	1,053	124,948
PVH Corp.	611	64,729
Ralph Lauren Corp.	450	47,075

Company	Shares	U.S. $ Value
Swatch Group AG (The)	299	$87,921
Swatch Group AG (The) (REG)	499	28,695
Under Armour, Inc.-Class A (b)(e)	1,375	42,350
Under Armour, Inc.-Class C (b)	1,403	36,169
VF Corp.	2,500	136,275
Yue Yuen Industrial Holdings Ltd.	6,500	23,358

		2,957,705

		31,836,071

Health Care - 6.3%
Biotechnology - 1.0%
AbbVie, Inc.	12,257	745,226
Actelion Ltd. (REG) (b)	961	185,633
Alexion Pharmaceuticals, Inc. (b)	1,690	207,177
Amgen, Inc.	5,700	821,199
Biogen, Inc. (b)	1,700	499,919
Celgene Corp. (b)	5,900	699,209
CSL Ltd.	4,258	307,870
Genmab A/S (b)	546	94,222
Gilead Sciences, Inc.	10,107	744,886
Grifols SA	2,724	53,343
Regeneron Pharmaceuticals, Inc. (b)	600	227,544
Vertex Pharmaceuticals, Inc. (b)	1,855	151,386

		4,737,614

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	11,150	424,480
Baxter International, Inc.	4,150	184,136
Becton Dickinson and Co.	1,628	275,295
Boston Scientific Corp. (b)	10,300	210,738
Cochlear Ltd. (e)	534	46,670
Coloplast A/S-Class B	1,099	69,548
Cooper Cos., Inc. (The)	377	62,013
CR Bard, Inc.	550	115,803
CYBERDYNE, Inc. (b)(e)	839	11,072
Danaher Corp.	4,550	355,673
DENTSPLY SIRONA, Inc.	1,755	102,106
Edwards Lifesciences Corp. (b)	1,600	132,560
Essilor International SA	1,903	201,492
Getinge AB-Class B	1,914	29,237
Hologic, Inc. (b)	1,843	70,550
Hoya Corp.	3,700	147,338
Intuitive Surgical, Inc. (b)	330	212,434
Medtronic PLC	10,681	779,820
Olympus Corp.	2,700	96,250
Smith & Nephew PLC	8,116	114,104
Sonova Holding AG (REG)	522	63,062
St Jude Medical, Inc.	2,150	170,280
Stryker Corp.	2,400	272,784
Sysmex Corp.	1,500	91,464
Terumo Corp.	3,200	113,883
Varian Medical Systems, Inc. (b)	700	62,881
William Demant Holding A/S (b)	1,023	17,282
Zimmer Biomet Holdings, Inc.	1,350	137,511

		4,570,466

Company	Shares	U.S. $ Value
Health Care Providers & Services - 0.9%
Aetna, Inc.	2,659	$347,904
Alfresa Holdings Corp.	1,700	27,402
AmerisourceBergen Corp.-Class A	1,400	109,186
Anthem, Inc.	2,000	285,060
Cardinal Health, Inc.	2,450	173,974
Centene Corp. (b)	1,295	74,631
Cigna Corp.	1,950	262,743
DaVita, Inc. (b)	1,250	79,187
Express Scripts Holding Co. (b)	4,783	362,934
Fresenius Medical Care AG & Co. KGaA	2,042	159,302
Fresenius SE & Co. KGaA	3,778	271,174
HCA Holdings, Inc. (b)	2,268	160,778
Healthscope Ltd.	14,488	24,066
Henry Schein, Inc. (b)	620	92,355
Humana, Inc.	1,150	244,536
Laboratory Corp. of America Holdings (b)	800	100,680
McKesson Corp.	1,700	244,477
Mediclinic International PLC (e)	3,448	30,621
Medipal Holdings Corp.	1,600	23,174
Miraca Holdings, Inc.	600	27,096
Patterson Cos., Inc.	600	23,244
Quest Diagnostics, Inc.	1,050	91,833
Ramsay Health Care Ltd.	1,364	71,318
Ryman Healthcare Ltd.	3,131	19,402
Sonic Healthcare Ltd. (e)	3,595	57,819
Suzuken Co., Ltd./Aichi Japan	700	21,202
UnitedHealth Group, Inc.	7,250	1,147,820
Universal Health Services, Inc.-Class B	700	86,114

		4,620,032

Health Care Technology - 0.0%
Cerner Corp. (b)	2,250	112,005
M3, Inc.	1,787	46,493

		158,498

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	2,450	107,751
Illumina, Inc. (b)	1,112	148,051
Lonza Group AG (REG) (b)	507	90,461
Mettler-Toledo International, Inc. (b)	206	84,876
PerkinElmer, Inc.	800	40,576
QIAGEN NV (b)	2,084	57,368
Thermo Fisher Scientific, Inc.	3,000	420,330
Waters Corp. (b)	600	80,742

		1,030,155

Pharmaceuticals - 3.3%
Allergan PLC (b)	3,000	582,900
Astellas Pharma, Inc.	19,400	270,498
AstraZeneca PLC	11,639	602,184
Bayer AG (Reg)	7,611	716,754

Company	Shares	U.S. $ Value
Bristol-Myers Squibb Co.	12,700	$716,788
Chugai Pharmaceutical Co., Ltd.	2,100	59,669
Daiichi Sankyo Co., Ltd.	5,600	117,850
Eisai Co., Ltd. (e)	2,400	140,368
Eli Lilly & Co.	7,400	496,688
Endo International PLC (b)(e)	1,526	24,431
Galenica AG (Reg)	37	39,110
GlaxoSmithKline PLC	44,834	836,641
Hikma Pharmaceuticals PLC	1,355	28,824
Hisamitsu Pharmaceutical Co., Inc.	600	29,049
Johnson & Johnson	20,900	2,326,170
Kyowa Hakko Kirin Co., Ltd.	2,000	28,781
Mallinckrodt PLC (b)	805	42,424
Merck & Co., Inc.	21,000	1,284,990
Merck KGaA	1,219	122,108
Mitsubishi Tanabe Pharma Corp.	2,000	37,922
Mylan NV (b)	3,200	117,152
Novartis AG (REG)	20,552	1,416,480
Novo Nordisk A/S-Class B	17,596	592,635
Ono Pharmaceutical Co., Ltd.	3,800	84,765
Orion Oyj-Class B	983	41,759
Otsuka Holdings Co., Ltd.	3,653	149,770
Perrigo Co. PLC	1,089	94,024
Pfizer, Inc.	46,057	1,480,272
Roche Holding AG	6,466	1,439,145
Sanofi	10,715	863,590
Santen Pharmaceutical Co., Ltd.	3,400	41,863
Shionogi & Co., Ltd.	2,800	133,615
Shire PLC	8,270	481,634
Sumitomo Dainippon Pharma Co., Ltd.	1,500	24,645
Taisho Pharmaceutical Holdings Co., Ltd.	352	30,321
Takeda Pharmaceutical Co., Ltd.	6,600	272,745
Taro Pharmaceutical Industries Ltd. (b)(e)	161	16,448
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	8,430	317,811
UCB SA	1,207	77,537
Zoetis, Inc.	3,464	174,516

		16,354,876

		31,471,641

Industrials - 6.2%
Aerospace & Defense - 0.9%
Airbus Group SE	5,422	345,709
Arconic, Inc.	3,316	63,932
BAE Systems PLC	28,698	215,533
Boeing Co. (The)	4,550	685,048
Cobham PLC	14,261	29,259
General Dynamics Corp.	2,200	385,770
L-3 Communications Holdings, Inc.	600	94,662
Leonardo-Finmeccanica SpA (b)	3,379	43,824
Lockheed Martin Corp.	2,000	530,500
Meggitt PLC	6,473	38,247
Northrop Grumman Corp.	1,400	349,510
Raytheon Co.	2,250	336,465
Rockwell Collins, Inc. (e)	1,000	92,720
Rolls-Royce Holdings PLC (b)	16,663	140,852
Safran SA	2,905	199,379

Company	Shares	U.S. $ Value
Singapore Technologies Engineering Ltd.	14,000	$32,863
Textron, Inc.	2,000	92,060
Thales SA	1,012	98,690
TransDigm Group, Inc.	441	110,881
United Technologies Corp.	5,900	635,548
Zodiac Aerospace	1,891	41,869

		4,563,321

Air Freight & Logistics - 0.3%
Bollore SA	7,246	23,732
CH Robinson Worldwide, Inc.	1,100	82,335
Deutsche Post AG (REG)	8,949	279,256
Expeditors International of Washington, Inc.	1,350	71,199
FedEx Corp.	1,900	364,173
Kuehne & Nagel International AG (REG)	526	68,589
Royal Mail PLC	8,282	48,507
United Parcel Service, Inc.-Class B	5,250	608,580
Yamato Holdings Co., Ltd.	3,200	64,633

		1,611,004

Airlines - 0.3%
Alaska Air Group, Inc.	918	75,524
American Airlines Group, Inc.	4,358	202,386
ANA Holdings, Inc.	10,000	27,993
Cathay Pacific Airways Ltd. (e)	10,000	13,519
Delta Air Lines, Inc.	5,833	281,034
Deutsche Lufthansa AG (REG) (e)	1,939	25,106
easyJet PLC	1,552	19,216
International Consolidated Airlines Group SA (e)	6,757	36,615
Japan Airlines Co., Ltd.	1,153	34,426
Qantas Airways Ltd.	4,305	10,479
Ryanair Holdings PLC (Sponsored ADR) (b)	799	63,792
Singapore Airlines Ltd.	4,000	27,765
Southwest Airlines Co.	4,850	226,058
United Continental Holdings, Inc. (b)	2,525	174,099

		1,218,012

Building Products - 0.3%
Allegion PLC	700	46,837
Asahi Glass Co., Ltd.	9,000	59,103
Assa Abloy AB-Class B	9,329	176,272
Cie de Saint-Gobain	4,556	197,348
Daikin Industries Ltd.	2,200	209,171
Fortune Brands Home & Security, Inc.	1,174	64,746
Geberit AG (REG)	355	140,308
Johnson Controls International PLC	7,150	321,607
LIXIL Group Corp.	2,500	56,251
Masco Corp.	2,500	79,125
TOTO Ltd.	1,500	58,363

		1,409,131

Commercial Services & Supplies - 0.2%
Aggreko PLC	2,432	24,850
Babcock International Group PLC	2,105	25,141
Brambles Ltd.	14,309	124,352
Cintas Corp.	650	74,490
Dai Nippon Printing Co., Ltd.	4,000	38,261

Company	Shares	U.S. $ Value
Edenred	1,992	$41,953
G4S PLC	12,956	39,526
ISS A/S	1,526	52,072
Park24 Co., Ltd.	1,000	28,588
Pitney Bowes, Inc.	1,400	20,090
Republic Services, Inc.-Class A	1,800	99,882
Secom Co., Ltd.	2,000	147,193
Securitas AB-Class B	2,946	43,283
Societe BIC SA	277	35,779
Sohgo Security Services Co., Ltd. (e)	700	28,794
Stericycle, Inc. (b)	650	47,431
Toppan Printing Co., Ltd.	4,000	36,696
Waste Management, Inc.	3,150	218,988

		1,127,369

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	1,783	52,432
Boskalis Westminster	875	27,266
Bouygues SA	1,888	63,902
CIMIC Group Ltd.	1,022	23,207
Eiffage SA	548	36,133
Ferrovial SA	4,388	77,697
Fluor Corp.	1,050	56,185
HOCHTIEF AG	213	30,270
Jacobs Engineering Group, Inc. (b)	900	55,809
JGC Corp.	1,361	22,777
Kajima Corp.	8,000	56,460
Obayashi Corp.	5,000	48,034
Quanta Services, Inc. (b)	1,100	37,092
Shimizu Corp.	5,000	46,476
Skanska AB-Class B	3,082	70,847
Taisei Corp.	9,000	65,526
Vinci SA	4,649	301,091

		1,071,204

Electrical Equipment - 0.5%
ABB Ltd. (REG) (b)	18,108	369,091
Acuity Brands, Inc.	356	89,502
AMETEK, Inc.	1,739	82,342
Eaton Corp. PLC	3,459	230,058
Emerson Electric Co.	4,850	273,734
First Solar, Inc. (b)(e)	550	16,676
Fuji Electric Co., Ltd.	5,000	24,904
Legrand SA	2,502	139,721
Mabuchi Motor Co., Ltd.	500	28,333
Mitsubishi Electric Corp.	18,000	252,777
Nidec Corp. (e)	2,200	199,884
OSRAM Licht AG	837	42,571
Prysmian SpA	1,838	43,898
Rockwell Automation, Inc.	1,000	133,710
Schneider Electric SE (Paris)	5,148	341,707
Vestas Wind Systems A/S	2,091	137,718

		2,406,626

Industrial Conglomerates - 1.1%
3M Co.	4,600	790,004
CK Hutchison Holdings Ltd.	24,304	295,599

Company	Shares	U.S. $ Value
DCC PLC	857	$65,685
General Electric Co.	69,354	2,133,329
Honeywell International, Inc.	5,800	660,852
Jardine Matheson Holdings Ltd.	2,500	134,692
Keihan Holdings Co., Ltd.	4,000	25,673
Keppel Corp., Ltd.	13,000	49,243
Koninklijke Philips NV	8,608	247,098
NWS Holdings Ltd.	14,000	24,175
Roper Technologies, Inc.	800	144,888
Seibu Holdings, Inc.	1,428	25,895
Sembcorp Industries Ltd.	9,000	16,920
Siemens AG (REG)	7,041	793,688
Smiths Group PLC	3,600	63,496
Toshiba Corp. (b)	37,000	139,036

		5,610,273

Machinery - 1.0%
Alfa Laval AB	2,767	41,483
Alstom SA (b)	1,488	40,251
Amada Holdings Co., Ltd.	3,000	33,798
ANDRITZ AG	710	36,592
Atlas Copco AB-Class A	6,260	189,494
Atlas Copco AB-Class B	3,537	95,072
Caterpillar, Inc.	4,450	425,242
CNH Industrial NV (e)	9,212	78,543
Cummins, Inc.	1,200	170,136
Deere & Co.	2,250	225,450
Dover Corp.	1,150	83,501
FANUC Corp.	1,800	307,215
Flowserve Corp.	950	45,077
Fortive Corp.	2,275	125,102
GEA Group AG	1,750	65,285
Hino Motors Ltd.	2,000	20,664
Hitachi Construction Machinery Co., Ltd.	1,000	20,905
Hoshizaki Corp.	500	42,909
IHI Corp. (b)	13,000	36,773
Illinois Tool Works, Inc.	2,450	306,691
IMI PLC	2,618	31,734
Ingersoll-Rand PLC	1,950	145,353
JTEKT Corp.	2,000	32,706
Kawasaki Heavy Industries Ltd.	13,000	41,930
Komatsu Ltd.	8,500	199,952
Kone Oyj-Class B	3,153	138,728
Kubota Corp.	10,000	154,183
Kurita Water Industries Ltd.	900	18,879
Makita Corp.	1,100	75,192
MAN SE	344	33,934
Metso Oyj	1,152	32,554
Minebea Co., Ltd.	3,000	30,331
Mitsubishi Heavy Industries Ltd.	29,000	130,837
Nabtesco Corp.	1,000	25,599
NGK Insulators Ltd.	2,000	39,030
NSK Ltd. (e)	4,000	44,629
PACCAR, Inc.	2,650	164,697
Parker-Hannifin Corp.	1,050	145,876
Pentair PLC	1,384	79,525
Sandvik AB	9,663	114,296
Schindler Holding AG	428	75,946
Schindler Holding AG (REG)	199	34,901

Company	Shares	U.S. $ Value
Sembcorp Marine Ltd.	7,000	$6,838
SKF AB-Class B	3,608	64,921
SMC Corp./Japan	600	173,816
Snap-on, Inc.	450	75,240
Stanley Black & Decker, Inc.	1,150	136,424
Sumitomo Heavy Industries Ltd.	5,000	30,667
THK Co., Ltd.	1,100	24,076
Volvo AB-Class B	13,972	149,397
Wartsila Oyj Abp (e)	1,353	56,982
Weir Group PLC (The)	2,040	46,140
Xylem, Inc./NY	1,350	69,633
Yangzijiang Shipbuilding Holdings Ltd.	16,000	9,116
Zardoya Otis SA	1,511	11,795

		5,036,040

Marine - 0.1%
AP Moller - Maersk A/S-Class A	37	46,835
AP Moller - Maersk A/S-Class B	59	77,940
Mitsui OSK Lines Ltd.	10,000	26,162
Nippon Yusen KK	14,000	26,446

		177,383

Professional Services - 0.3%
Adecco Group AG (REG)	1,589	97,858
Bureau Veritas SA	2,444	45,937
Capita PLC	6,023	39,492
Dun & Bradstreet Corp. (The)	300	36,516
Equifax, Inc.	900	103,005
Experian PLC	8,943	168,567
Intertek Group PLC	1,569	64,527
Nielsen Holdings PLC	2,738	118,008
Randstad Holding NV	1,092	55,377
Recruit Holdings Co., Ltd. (e)	2,691	103,552
RELX NV	9,016	145,205
RELX PLC	10,034	172,366
Robert Half International, Inc.	950	42,626
SEEK Ltd.	2,732	29,798
SGS SA (REG)	53	106,281
Verisk Analytics, Inc.-Class A (b)	1,190	98,865
Wolters Kluwer NV	2,853	102,724

		1,530,704

Road & Rail - 0.5%
Aurizon Holdings Ltd.	17,472	64,122
Central Japan Railway Co.	1,328	219,244
ComfortDelGro Corp., Ltd.	19,000	33,274
CSX Corp.	7,250	259,622
DSV A/S	1,745	78,314
East Japan Railway Co.	3,100	267,389
Hankyu Hanshin Holdings, Inc.	2,000	63,665
JB Hunt Transport Services, Inc.	682	65,042
Kansas City Southern	800	70,968
Keikyu Corp.	4,000	43,314
Keio Corp.	5,000	40,226
Keisei Electric Railway Co., Ltd.	1,000	23,916
Kintetsu Group Holdings Co., Ltd.	16,000	62,272
MTR Corp., Ltd.	13,500	67,456
Nagoya Railroad Co., Ltd.	8,000	39,427

Company	Shares	U.S. $ Value
Nippon Express Co., Ltd.	7,000	$36,611
Norfolk Southern Corp.	2,250	239,535
Odakyu Electric Railway Co., Ltd.	2,500	49,378
Ryder System, Inc.	400	31,320
Tobu Railway Co., Ltd.	8,000	38,661
Tokyu Corp.	9,000	67,730
Union Pacific Corp.	6,400	648,512
West Japan Railway Co.	1,516	93,128

		2,603,126

Trading Companies & Distributors - 0.4%
AerCap Holdings NV (b)	1,553	66,546
Ashtead Group PLC	4,562	89,341
Brenntag AG	1,492	78,784
Bunzl PLC	3,196	82,337
Fastenal Co.	2,150	101,910
ITOCHU Corp.	13,000	179,572
Marubeni Corp.	15,000	83,313
Mitsubishi Corp.	13,900	304,117
Mitsui & Co., Ltd.	15,700	213,816
Noble Group Ltd. (b)(e)	80,000	8,884
Rexel SA	2,873	44,350
Sumitomo Corp.	10,900	131,554
Toyota Tsusho Corp.	2,000	50,742
Travis Perkins PLC	2,270	38,111
United Rentals, Inc. (b)	650	65,722
Wolseley PLC	2,314	134,457
WW Grainger, Inc. (e)	450	103,757

		1,777,313

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	5,925	79,050
Aena SA (a)	647	85,684
Aeroports de Paris (e)	292	28,695
Atlantia SpA	3,742	83,075
Auckland International Airport Ltd.	7,954	34,690
Fraport AG Frankfurt Airport Services Worldwide	439	25,476
Groupe Eurotunnel SE (REG)	4,297	37,745
Hutchison Port Holdings Trust-Class U	43,600	18,265
Japan Airport Terminal Co., Ltd. (e)	500	18,891
Kamigumi Co., Ltd.	2,039	18,929
Mitsubishi Logistics Corp.	1,000	13,693
Sydney Airport	9,122	42,164
Transurban Group	18,447	143,293

		629,650

		30,771,156

Consumer Staples - 5.2%
Beverages - 1.1%
Anheuser-Busch InBev SA/NV	7,401	769,021
Asahi Group Holdings Ltd.	3,600	117,842
Brown-Forman Corp.-Class B	1,500	68,025
Carlsberg A/S-Class B	1,022	86,607
Coca-Cola Amatil Ltd.	4,782	33,884
Coca-Cola Co. (The)	29,550	1,192,342
Coca-Cola European Partners PLC	2,091	69,476

Company	Shares	U.S. $ Value
Coca-Cola HBC AG (b)	1,750	$37,167
Constellation Brands, Inc.-Class A	1,350	204,039
Diageo PLC	23,166	579,214
Dr Pepper Snapple Group, Inc.	1,400	121,436
Heineken Holding NV	975	68,343
Heineken NV	2,144	160,474
Kirin Holdings Co., Ltd.	7,400	121,208
Molson Coors Brewing Co.-Class B	1,400	137,242
Monster Beverage Corp. (b)	3,180	142,305
PepsiCo, Inc.	11,000	1,101,100
Pernod Ricard SA (e)	1,967	205,579
Remy Cointreau SA	244	20,500
Suntory Beverage & Food Ltd.	1,267	54,426
Treasury Wine Estates Ltd.	6,793	54,190

		5,344,420

Food & Staples Retailing - 1.0%
Aeon Co., Ltd. (e)	6,000	83,178
Carrefour SA	5,214	122,017
Casino Guichard Perrachon SA	561	25,495
Colruyt SA	645	32,557
Costco Wholesale Corp.	3,350	502,868
CVS Health Corp.	8,150	626,653
Distribuidora Internacional de Alimentacion SA	5,197	23,710
FamilyMart UNY Holdings Co., Ltd.	800	50,358
ICA Gruppen AB (e)	823	24,405
J Sainsbury PLC	15,093	43,593
Jeronimo Martins SGPS SA	2,415	38,127
Koninklijke Ahold Delhaize NV	11,809	232,554
Kroger Co. (The)	7,250	234,175
Lawson, Inc. (e)	600	41,791
METRO AG	1,646	49,158
Seven & i Holdings Co., Ltd.	7,000	273,810
Sundrug Co., Ltd.	400	28,027
Sysco Corp.	3,950	210,338
Tesco PLC (b)	73,779	192,581
Tsuruha Holdings, Inc.	400	40,991
Wal-Mart Stores, Inc.	11,600	816,988
Walgreens Boots Alliance, Inc.	6,550	554,981
Wesfarmers Ltd.	10,364	319,115
Whole Foods Market, Inc.	2,400	72,936
Wm Morrison Supermarkets PLC	20,416	55,482
Woolworths Ltd.	11,793	199,114

		4,895,002

Food Products - 1.2%
Ajinomoto Co., Inc.	5,000	97,807
Archer-Daniels-Midland Co.	4,450	192,373
Aryzta AG (b)	855	36,392
Associated British Foods PLC	3,349	106,567
Barry Callebaut AG (REG) (b)	24	28,468
Calbee, Inc. (e)	800	25,129
Campbell Soup Co.	1,350	76,802
Chocoladefabriken Lindt & Spruengli AG	10	49,263
Chocoladefabriken Lindt & Spruengli AG (REG)	1	58,139
Conagra Brands, Inc.	3,300	121,077
Danone SA	5,433	340,296

Company	Shares	U.S. $ Value
General Mills, Inc.	4,500	$274,230
Golden Agri-Resources Ltd.	64,000	19,200
Hershey Co. (The)	1,050	101,472
Hormel Foods Corp.	2,050	70,192
JM Smucker Co. (The)	900	113,355
Kellogg Co.	1,900	136,800
Kerry Group PLC-Class A	1,493	105,749
Kikkoman Corp.	2,000	61,658
Kraft Heinz Co. (The)	4,550	371,507
Marine Harvest ASA (b)(e)	3,482	62,396
McCormick & Co., Inc./MD	900	82,080
Mead Johnson Nutrition Co.-Class A	1,400	100,926
MEIJI Holdings Co., Ltd.	1,100	88,161
Mondelez International, Inc.-Class A	11,750	484,570
Nestle SA (REG)	29,344	1,974,811
NH Foods Ltd.	2,000	51,737
Nisshin Seifun Group, Inc.	1,500	21,149
Nissin Foods Holdings Co., Ltd.	600	31,523
Orkla ASA	7,387	65,771
Tate & Lyle PLC	3,894	32,912
Toyo Suisan Kaisha Ltd.	1,000	35,727
Tyson Foods, Inc.-Class A	2,250	127,822
WH Group Ltd. (a)	48,900	40,702
Wilmar International Ltd.	17,000	41,666
Yakult Honsha Co., Ltd.	800	35,336
Yamazaki Baking Co., Ltd.	1,000	19,933

		5,683,698

Household Products - 0.7%
Church & Dwight Co., Inc.	1,968	86,179
Clorox Co. (The)	1,000	115,560
Colgate-Palmolive Co.	6,800	443,564
Henkel AG & Co. KGaA	987	100,484
Henkel AG & Co. KGaA (Preference Shares)	1,653	191,632
Kimberly-Clark Corp.	2,750	317,927
Procter & Gamble Co. (The)	20,250	1,669,815
Reckitt Benckiser Group PLC	5,842	493,495
Svenska Cellulosa AB SCA-Class B	5,651	150,565
Unicharm Corp.	3,700	79,290

		3,648,511

Personal Products - 0.4%
Beiersdorf AG	968	79,092
Coty, Inc.-Class A (b)	3,652	68,329
Estee Lauder Cos., Inc. (The)-Class A	1,700	132,090
Kao Corp.	4,700	217,872
Kose Corp.	309	25,007
L’Oreal SA	2,332	396,772
Pola Orbis Holdings, Inc.	250	19,527
Shiseido Co., Ltd.	3,500	89,883
Unilever NV	14,992	597,727
Unilever PLC	11,812	469,895

		2,096,194

Tobacco - 0.8%
Altria Group, Inc.	14,850	949,360
British American Tobacco PLC	17,157	939,177
Imperial Brands PLC	8,824	378,396

Company	Shares	U.S. $ Value
Japan Tobacco, Inc.	10,124	$350,985
Philip Morris International, Inc.	11,800	1,041,704
Reynolds American, Inc.	6,288	340,181
Swedish Match AB	1,789	55,776

		4,055,579

		25,723,404

Energy - 3.3%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	3,300	212,289
FMC Technologies, Inc. (b)	1,700	58,242
Halliburton Co.	6,500	345,085
Helmerich & Payne, Inc.	800	60,520
National Oilwell Varco, Inc.	2,850	106,476
Petrofac Ltd.	2,166	21,586
Saipem SpA (b)(e)	50,853	22,901
Schlumberger Ltd.	10,543	886,139
Technip SA	1,069	74,075
Tenaris SA (e)	4,292	68,881
Transocean Ltd. (b)(e)	2,565	33,089

		1,889,283

Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp.	3,850	266,227
Apache Corp.	2,850	187,957
BP PLC	171,610	995,514
Cabot Oil & Gas Corp.	3,500	77,420
Caltex Australia Ltd.	2,467	54,846
Chesapeake Energy Corp. (b)(e)	4,400	30,800
Chevron Corp.	14,350	1,600,886
Cimarex Energy Co.	733	101,066
Concho Resources, Inc. (b)	997	142,591
ConocoPhillips	9,400	456,088
Devon Energy Corp.	3,950	190,903
Eni SpA	23,412	327,557
EOG Resources, Inc.	4,200	430,584
EQT Corp.	1,300	91,104
Exxon Mobil Corp.	31,503	2,750,212
Galp Energia SGPS SA	4,230	57,245
Hess Corp.	2,000	111,920
Idemitsu Kosan Co., Ltd.	800	18,416
Inpex Corp.	8,747	85,589
JX Holdings, Inc.	19,000	73,638
Kinder Morgan, Inc./DE	13,863	307,759
Koninklijke Vopak NV	688	32,117
Lundin Petroleum AB (b)	1,830	34,497
Marathon Oil Corp.	6,400	115,584
Marathon Petroleum Corp.	4,000	188,080
Murphy Oil Corp.	1,200	40,692
Neste Oyj	1,217	49,996
Newfield Exploration Co. (b)	1,450	65,569
Noble Energy, Inc.	3,250	124,020
Occidental Petroleum Corp.	5,800	413,888
Oil Search Ltd.	12,612	60,584
OMV AG	1,407	45,473
ONEOK, Inc.	1,550	85,141
Origin Energy Ltd.	15,858	69,196

Company	Shares	U.S. $ Value
Phillips 66	3,550	$294,934
Pioneer Natural Resources Co.	1,250	238,800
Range Resources Corp.	1,250	43,975
Repsol SA	10,051	134,548
Royal Dutch Shell PLC-Class A	39,348	1,001,227
Royal Dutch Shell PLC-Class B	34,471	916,655
Santos Ltd.	13,274	39,085
Showa Shell Sekiyu KK	1,700	15,396
Snam SpA	22,207	85,947
Southwestern Energy Co. (b)	2,900	32,915
Spectra Energy Corp.	5,200	212,940
Statoil ASA	10,114	175,351
Tesoro Corp.	900	73,215
TonenGeneral Sekiyu KK	2,000	19,335
TOTAL SA	20,533	978,968
Valero Energy Corp.	3,550	218,538
Williams Cos., Inc. (The)	5,150	158,105
Woodside Petroleum Ltd.	6,978	153,709

		14,476,802

		16,366,085

Materials - 2.6%
Chemicals - 1.5%
Air Liquide SA	3,565	363,243
Air Products & Chemicals, Inc.	1,500	216,690
Air Water, Inc.	1,000	17,311
Akzo Nobel NV	2,317	144,427
Albemarle Corp.	861	75,579
Arkema SA	623	59,737
Asahi Kasei Corp.	11,000	99,369
BASF SE	8,453	730,423
CF Industries Holdings, Inc.	1,750	50,645
Chr Hansen Holding A/S	905	50,011
Covestro AG (a)	698	45,061
Croda International PLC	1,214	49,512
Daicel Corp.	2,000	22,426
Dow Chemical Co. (The)	8,500	473,620
Eastman Chemical Co.	1,100	82,632
Ecolab, Inc.	2,000	233,460
EI du Pont de Nemours & Co.	6,650	489,507
EMS-Chemie Holding AG (REG)	79	40,569
Evonik Industries AG	1,501	42,009
FMC Corp.	1,000	56,120
FUCHS PETROLUB SE (Preference Shares)	705	27,983
Givaudan SA (REG)	87	155,230
Hitachi Chemical Co., Ltd.	1,000	22,331
Incitec Pivot Ltd.	14,088	32,684
International Flavors & Fragrances, Inc.	600	72,630
Israel Chemicals Ltd.	4,259	16,422
Johnson Matthey PLC	1,868	73,339
JSR Corp.	1,800	26,305
K&S AG (REG) (e)	1,810	36,830
Kaneka Corp.	2,000	16,208
Kansai Paint Co., Ltd.	2,000	37,065
Koninklijke DSM NV	1,715	104,129
Kuraray Co., Ltd.	3,000	43,066
LANXESS AG	872	53,928
Linde AG	1,713	287,780
LyondellBasell Industries NV-Class A	2,590	233,929

Company	Shares	U.S. $ Value
Mitsubishi Chemical Holdings Corp.	12,000	$77,103
Mitsubishi Gas Chemical Co., Inc.	1,500	23,076
Mitsui Chemicals, Inc.	8,000	37,680
Monsanto Co.	3,300	338,943
Mosaic Co. (The)	2,650	75,260
Nippon Paint Holdings Co., Ltd.	2,000	64,338
Nitto Denko Corp.	1,600	111,862
Novozymes A/S-Class B	2,115	71,445
OCI NV (b)(e)	792	11,524
Orica Ltd.	3,118	39,029
PPG Industries, Inc.	2,000	191,860
Praxair, Inc.	2,150	258,645
Sherwin-Williams Co. (The)	600	161,202
Shin-Etsu Chemical Co., Ltd.	3,600	269,815
Sika AG	20	97,011
Solvay SA	717	81,973
Sumitomo Chemical Co., Ltd.	14,000	65,263
Symrise AG	1,185	71,950
Syngenta AG (REG)	856	327,567
Taiyo Nippon Sanso Corp.	1,000	11,104
Teijin Ltd.	1,600	30,051
Toray Industries, Inc.	13,000	106,733
Umicore SA	891	53,496
Yara International ASA	1,645	60,826

		7,219,966

Construction Materials - 0.2%
Boral Ltd.	6,209	23,060
Boral Ltd. (b)	2,797	10,389
CRH PLC	7,635	254,369
Fletcher Building Ltd.	5,766	41,948
HeidelbergCement AG	1,333	119,450
Imerys SA	373	25,973
James Hardie Industries PLC	4,050	61,988
LafargeHolcim Ltd. (REG) (b)	4,219	223,176
Martin Marietta Materials, Inc.	498	109,286
Taiheiyo Cement Corp.	11,000	34,855
Vulcan Materials Co.	1,000	125,650

		1,030,144

Containers & Packaging - 0.1%
Amcor Ltd./Australia	10,496	111,157
Avery Dennison Corp.	650	46,839
Ball Corp.	1,050	78,813
International Paper Co.	3,100	151,032
Owens-Illinois, Inc. (b)	1,200	22,044
Sealed Air Corp.	1,450	66,120
Toyo Seikan Group Holdings Ltd.	1,500	28,617
WestRock Co.	1,910	97,792

		602,414

Metals & Mining - 0.7%
Alumina Ltd. (e)	20,440	24,873
Anglo American PLC (b)	12,704	189,115
Antofagasta PLC (e)	3,292	28,406
ArcelorMittal (Euronext Amsterdam) (b)	16,670	125,443
BHP Billiton Ltd.	29,558	552,434

Company	Shares	U.S. $ Value
BHP Billiton PLC	19,516	$321,308
Boliden AB	2,552	65,933
Fortescue Metals Group Ltd.	14,328	61,309
Freeport-McMoRan, Inc. (b)	9,500	145,825
Fresnillo PLC	2,126	32,038
Glencore PLC (b)	110,886	387,827
Hitachi Metals Ltd.	2,000	26,494
JFE Holdings, Inc.	4,800	71,355
Kobe Steel Ltd. (b)	2,800	26,812
Maruichi Steel Tube Ltd. (e)	500	16,267
Mitsubishi Materials Corp.	1,000	30,013
Newcrest Mining Ltd.	6,947	98,744
Newmont Mining Corp.	4,000	129,760
Nippon Steel & Sumitomo Metal Corp.	7,200	156,853
Norsk Hydro ASA	11,230	52,879
Nucor Corp.	2,400	149,256
Randgold Resources Ltd.	898	64,546
Rio Tinto Ltd.	3,983	168,450
Rio Tinto PLC	11,386	429,604
South32 Ltd.	48,996	97,098
Sumitomo Metal Mining Co., Ltd.	4,000	53,977
thyssenkrupp AG	3,334	75,713
voestalpine AG	1,089	41,336

		3,623,668

Paper & Forest Products - 0.1%
Mondi PLC	3,328	67,995
Oji Holdings Corp.	7,000	29,046
Stora Enso Oyj-Class R	4,600	44,397
UPM-Kymmene Oyj	4,837	110,555
		251,993

		12,728,185

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	46,792	1,807,575
Bezeq The Israeli Telecommunication Corp., Ltd.	17,319	31,979
BT Group PLC	76,739	342,285
CenturyLink, Inc.	4,150	97,608
Deutsche Telekom AG (REG)	29,677	467,035
Elisa Oyj	1,320	41,388
Frontier Communications Corp. (e)	8,890	32,449
HKT Trust & HKT Ltd.-Class SS	22,100	28,718
Iliad SA	245	46,498
Inmarsat PLC	3,757	33,310
Koninklijke KPN NV	31,440	90,227
Level 3 Communications, Inc. (b)	2,189	120,548
Nippon Telegraph & Telephone Corp.	6,400	256,903
Orange SA (e)	18,333	266,971
PCCW Ltd.	38,000	22,109
Proximus SADP	1,432	40,432
SFR Group SA	1,091	27,511
Singapore Telecommunications Ltd.	73,000	190,228
Spark New Zealand Ltd.	15,278	39,302
Swisscom AG (REG)	246	105,012
TDC A/S (b)	6,780	34,415
Telecom Italia SpA/Milano (ordinary shares) (b)(e)	91,758	69,124

Company	Shares	U.S. $ Value
Telecom Italia SpA/Milano (savings shares) (b)	50,334	$31,305
Telefonica Deutschland Holding AG (e)	6,209	24,381
Telefonica SA	41,209	343,277
Telenor ASA	6,804	100,391
Telia Co. AB	23,545	88,470
Telstra Corp., Ltd.	38,778	144,497
TPG Telecom Ltd. (e)	2,834	14,906
Verizon Communications, Inc.	30,970	1,545,403
Vocus Communications Ltd. (e)	4,201	12,899

		6,497,156

Wireless Telecommunication Services - 0.4%
KDDI Corp.	16,882	442,062
Millicom International Cellular SA	637	26,834
NTT DOCOMO, Inc.	12,751	291,957
SoftBank Group Corp.	8,900	532,271
StarHub Ltd.	5,000	10,034
Tele2 AB-Class B (e)	2,686	20,524
Vodafone Group PLC	244,443	590,510

		1,914,192

		8,411,348

Utilities - 1.6%
Electric Utilities - 0.9%
Alliant Energy Corp.	1,741	62,537
American Electric Power Co., Inc.	3,700	218,485
AusNet Services (e)	14,770	16,173
Cheung Kong Infrastructure Holdings Ltd.	6,000	50,098
Chubu Electric Power Co., Inc.	5,900	83,082
Chugoku Electric Power Co., Inc. (The)	2,500	28,661
CLP Holdings Ltd.	15,000	146,335
Contact Energy Ltd.	6,015	19,992
Duke Energy Corp.	5,208	384,194
Edison International	2,450	168,486
EDP - Energias de Portugal SA	20,987	60,631
Electricite de France SA	2,084	22,046
Endesa SA	2,904	59,952
Enel SpA	69,102	279,010
Entergy Corp.	1,350	92,786
Eversource Energy	2,400	123,888
Exelon Corp.	6,982	226,985
FirstEnergy Corp.	3,200	100,128
Fortum Oyj (e)	4,025	58,410
HK Electric Investments & HK Electric Investments Ltd.-Class SS (a)	22,100	19,407
Hokuriku Electric Power Co.	1,500	16,367
Iberdrola SA	49,279	296,389
Kansai Electric Power Co., Inc. (The) (b)	6,400	63,532
Kyushu Electric Power Co., Inc.	3,900	38,623
Mercury NZ Ltd. (e)	5,845	12,457
NextEra Energy, Inc.	3,500	399,805
PG&E Corp.	3,750	220,500
Pinnacle West Capital Corp.	850	62,841
Power Assets Holdings Ltd.	12,500	119,204
PPL Corp.	5,100	170,646
Red Electrica Corp. SA	3,924	69,779

Company	Shares	U.S. $ Value
Shikoku Electric Power Co., Inc.	1,500	$14,447
Southern Co. (The)	7,100	332,422
SSE PLC	9,361	172,451
Terna Rete Elettrica Nazionale SpA	13,661	59,219
Tohoku Electric Power Co., Inc.	4,100	48,092
Tokyo Electric Power Co., Holdings, Inc. (b)	13,300	49,885
Xcel Energy, Inc.	3,850	150,189

		4,518,134

Gas Utilities - 0.1%
APA Group	10,098	59,311
Enagas SA	2,060	50,715
Gas Natural SDG SA	3,178	54,312
Hong Kong & China Gas Co., Ltd.	69,387	129,320
Osaka Gas Co., Ltd.	17,000	64,849
Toho Gas Co., Ltd. (e)	3,000	23,940
Tokyo Gas Co., Ltd.	18,000	79,109

		461,556

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp./VA	5,000	57,250
Electric Power Development Co., Ltd.	1,400	30,970
Meridian Energy Ltd.	10,701	19,452
NRG Energy, Inc.	2,350	26,649

		134,321

Multi-Utilities - 0.6%
AGL Energy Ltd.	6,115	94,566
Ameren Corp.	1,800	88,416
CenterPoint Energy, Inc.	3,250	77,545
Centrica PLC	49,169	129,118
CMS Energy Corp.	2,100	84,462
Consolidated Edison, Inc.	2,300	160,471
Dominion Resources, Inc./VA	4,700	344,463
DTE Energy Co.	1,350	125,672
DUET Group	22,392	39,254
E.ON SE	18,134	119,411
Engie SA	13,547	166,799
Innogy SE (a)(b)	1,277	45,089
National Grid PLC	34,483	391,893
NiSource, Inc.	2,400	52,656
Public Service Enterprise Group, Inc.	3,800	156,978
RWE AG (b)	4,435	55,645
SCANA Corp.	1,100	77,583
Sempra Energy	1,800	179,640
Suez	3,029	42,230
United Utilities Group PLC	6,180	68,162
Veolia Environnement SA	4,085	70,455
WEC Energy Group, Inc.	2,395	134,144

		2,704,652

Company	Shares	U.S. $ Value
Water Utilities - 0.0%
American Water Works Co., Inc.	1,354	$98,124
Severn Trent PLC	2,132	58,210

		156,334

		7,974,997

Health Care Equipment & Services - 0.0%
Health Care Facilities - 0.0%
Chartwell Retirement Residences	3,660	39,616

Consumer Services - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Pandox AB	1,126	17,434

Total Common Stocks (cost $214,845,330)		281,359,307

INVESTMENT COMPANIES - 4.4%
Funds and Investment Trusts - 4.4%
F&C Commercial Property Trust Ltd.	11,273	19,394
F&C UK Real Estate Investment Ltd.	5,060	6,205
iShares International Developed Real Estate ETF (e)	406,377	11,163,176
Kennedy Wilson Europe Real Estate PLC	2,550	31,294
MedicX Fund Ltd. (e)	8,125	9,311
Picton Property Income Ltd. (The) Fund	11,532	10,894
Schroder Real Estate Investment Trust Ltd.	11,079	8,005
Standard Life Investment Property Income Trust Ltd.	8,122	8,790
UK Commercial Property Trust Ltd. (e)	14,183	14,543
Vanguard REIT ETF (e)	133,079	10,698,221

Total Investment Companies (cost $22,296,862)		21,969,833

RIGHTS - 0.0%
Financials - 0.0%
Banks - 0.0%
CaixaBank SA, expiring 12/06/16 (b)	24,477	70,976

Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC, expiring 12/01/16 (b)	766,498	959

Total Rights (cost $90,626)		71,935

SHORT-TERM INVESTMENTS - 38.5%
Investment Companies - 31.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.30% (f)(g) (cost $156,160,270)	156,160,270	156,160,270

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 7.1%
U.S. Treasury Bill
Zero Coupon, 12/08/16 (h)	$15,000	$14,999,020
Zero Coupon, 1/05/17-2/02/17	20,000	19,990,693

Total U.S. Treasury Bills (cost $34,989,713)		34,989,713

Total Short-Term Investments (cost $191,149,983)		191,149,983

Total Investments Before Security Lending Collateral - 99.6% (cost $428,382,801)		494,551,058

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.30% (f)(g) (cost $6,585,748)	6,585,748	6,585,748

Total Investments - 100.9% (cost $434,968,549) (i)		501,136,806
Other assets less liabilities - (0.9)%		(4,524,197)

Net Assets - 100.0%		$496,612,609

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	615	December 2016	$20,335,541	$19,886,649	$481,232
FTSE 100 Index Futures	208	December 2016	18,173,102	17,648,821	94,877
Mini MSCI EAFE Futures	13	December 2016	1,079,745	1,062,815	(16,929)
S&P 500 E Mini Futures	374	December 2016	40,116,092	41,117,560	1,001,468
S&P Mid 400 E-Mini Futures	4	December 2016	611,678	650,760	39,082
TOPIX Index Futures	214	December 2016	27,708,638	27,571,872	945,806
Sold Contracts
Hang Seng Index Futures	32	December 2016	4,643,193	4,707,690	(64,288)
Mini MSCI Emerging Market Futures	114	December 2016	5,020,525	4,919,100	101,425
Russell 2000 Mini Futures	23	December 2016	2,960,542	3,041,290	(80,748)
S&P TSX 60 Index Futures	4	December 2016	526,682	528,371	(2,433)
SPI 200 Futures	86	December 2016	8,440,172	8,640,085	(316,169)

					$2,183,323

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	11,004	EUR	9,740	12/15/16	$(674,120)
Barclays Bank PLC	USD	1,442	GBP	1,164	3/16/17	18,465
BNP Paribas SA	AUD	3,953	USD	2,994	12/15/16	75,484
BNP Paribas SA	AUD	32,536	USD	23,837	12/15/16	(181,091)
BNP Paribas SA	GBP	2,378	USD	2,901	12/15/16	(75,608)
BNP Paribas SA	JPY	4,182,223	USD	38,738	12/15/16	2,158,959
BNP Paribas SA	USD	20,179	CAD	27,172	12/15/16	51,298
BNP Paribas SA	USD	4,811	EUR	4,225	12/15/16	(329,508)
BNP Paribas SA	AUD	15,287	USD	11,176	3/16/17	(84,640)
BNP Paribas SA	GBP	9,156	USD	11,429	3/16/17	(57,210)
BNP Paribas SA	JPY	84,584	USD	768	3/16/17	25,256
BNP Paribas SA	USD	11,040	JPY	1,156,933	3/16/17	(874,023)
Brown Brothers Harriman & Co.	JPY	1,176,301	USD	10,629	3/16/17	292,689
Brown Brothers Harriman & Co.	USD	5,673	JPY	595,996	3/16/17	(436,168)
Citibank, NA	AUD	2,892	USD	2,176	12/15/16	41,972
Citibank, NA	USD	1,090	AUD	1,434	12/15/16	(30,719)
Citibank, NA	USD	1,410	CAD	1,821	12/15/16	(54,508)
Citibank, NA	USD	2,331	CHF	2,243	12/15/16	(123,312)
Citibank, NA	USD	1,480	EUR	1,319	12/15/16	(81,391)
Citibank, NA	USD	3,167	GBP	2,378	12/15/16	(190,355)
Citibank, NA	USD	1,525	SEK	12,734	12/15/16	(143,349)
Citibank, NA	CHF	2,875	USD	2,869	3/16/17	21,429
Credit Suisse International	CHF	24,365	USD	24,693	12/15/16	707,658
Credit Suisse International	EUR	27,724	USD	30,735	12/15/16	1,334,403
Credit Suisse International	JPY	237,265	USD	2,176	12/15/16	100,567
Credit Suisse International	USD	37,783	AUD	49,564	12/15/16	(1,195,029)
Credit Suisse International	USD	49,925	JPY	5,185,607	12/15/16	(4,569,219)
Goldman Sachs Bank USA	JPY	219,254	USD	1,995	12/15/16	77,045
Goldman Sachs Bank USA	JPY	1,532,113	USD	13,887	3/16/17	423,916
Goldman Sachs Bank USA	USD	1,788	EUR	1,679	3/16/17	221
JPMorgan Chase Bank, NA	CAD	29,781	USD	22,547	12/15/16	374,747
JPMorgan Chase Bank, NA	JPY	56,289	USD	562	12/15/16	70,019
JPMorgan Chase Bank, NA	USD	1,793	EUR	1,679	3/16/17	(4,071)
Morgan Stanley & Co., Inc.	AUD	8,007	USD	6,029	12/15/16	118,310
Morgan Stanley & Co., Inc.	EUR	1,016	USD	1,146	12/15/16	69,191
Morgan Stanley & Co., Inc.	SEK	4,347	USD	509	12/15/16	37,577
Morgan Stanley & Co., Inc.	USD	14,925	EUR	13,454	12/15/16	(657,460)
Morgan Stanley & Co., Inc.	USD	8,366	EUR	7,508	3/16/17	(366,716)
Standard Chartered Bank	USD	598	CAD	788	12/15/16	(11,052)
Standard Chartered Bank	USD	1,822	EUR	1,708	3/16/17	(2,501)
State Street Bank & Trust Co.	AUD	3,610	USD	2,721	12/15/16	55,944
State Street Bank & Trust Co.	USD	1,788	EUR	1,679	3/16/17	916
UBS AG	JPY	490,577	USD	4,759	12/15/16	468,518
UBS AG	USD	1,438	CHF	1,398	12/15/16	(61,299)

						$(3,678,765)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
Russell 2000 Total Return Index	3,191	LIBOR Minus 0.76%	$18,685	1/17/17	$1,762,030
Citibank, NA
S&P Midcap 400 Index	12,294	LIBOR Minus 0.23%	28,511	2/15/17	585,184

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International MSCI Emerging Markets Index	140,475	LIBOR Plus 38%	$51,906	11/15/17	$1,309,938
UBS AG Russell 2000 Total Return Index	751	LIBOR Minus 0.67%	4,398	1/17/17	414,217

					$4,071,369

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $496,632 or 0.1% of net assets.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Represents entire or partial securities out on loan.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	As of November 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $78,617,221 and gross unrealized depreciation of investments was $(12,448,964), resulting in net unrealized appreciation of $66,168,257.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
ASX	-	Australian Stock Exchange
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
RSP	-	Risparmio (Convertible Savings Shares)
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

AB Pooling Portfolios

AB Volatility Management

November 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$21,288,239		$22,616,566		$	– 0	–(a)	$43,904,805
Information Technology	30,567,601		5,581,194			– 0	–	36,148,795
Real Estate	20,465,680		15,500,090			– 0	–	35,965,770
Consumer Discretionary	18,153,132		13,682,939			– 0	–	31,836,071
Health Care	20,222,011		11,249,630			– 0	–	31,471,641
Industrials	15,453,554		15,317,602			– 0	–	30,771,156
Consumer Staples	14,424,928		11,298,476			– 0	–	25,723,404
Energy	10,753,753		5,612,332			– 0	–	16,366,085
Materials	4,143,528		8,584,657			– 0	–	12,728,185
Telecommunication Services	3,603,583		4,807,765			– 0	–	8,411,348
Utilities	4,423,034		3,551,963			– 0	–	7,974,997
Health Care Equipment & Services	39,616		– 0	–		– 0	–	39,616
Consumer Services	17,434		– 0	–		– 0	–	17,434
Investment Companies	21,929,228		40,605			– 0	–	21,969,833
Rights	– 0	–	70,976			959		71,935
Short-Term Investments:
Investment Companies	156,160,270		– 0	–		– 0	–	156,160,270
U.S. Treasury Bills	– 0	–	34,989,713			– 0	–	34,989,713
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,585,748		– 0	–		– 0	–	6,585,748

Total Investments in Securities	348,231,339		152,904,508			959		501,136,806

Other Financial Instruments(b):
Assets:
Futures	1,141,975		1,521,915			– 0	–	2,663,890
Forward Currency Exchange Contracts	– 0	–	6,524,584			– 0	–	6,524,584
Total Return Swaps	– 0	–	4,071,369			– 0	–	4,071,369
Liabilities:
Futures	(100,110)		(380,457)			– 0	–	(480,567)
Forward Currency Exchange Contracts	– 0	–	(10,203,349)			– 0	–	(10,203,349)

Total(c)	$349,273,204		$154,438,570			$959		$503,712,733

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Financials(a)			Common Stocks - Industrials			Common Stocks - Equity: Other
Balance as of 8/31/16	$	– 0	–		$43,432			$17,300
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		(12,445)			651
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		(30,987)			(17,951)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 11/30/16	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16	$	– 0	–	$	– 0	–	$	– 0	–

	Rights			Total
Balance as of 8/31/16	$	– 0	–		$60,732
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		18			(11,776)
Purchases		941			941
Sales		– 0	–		(48,938)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 11/30/16		$959			$959

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16		$18			$18

(a)	The Portfolio held securities with zero market value at period end.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$173,449	$94,180	$111,469	$156,160	$	– 0	–

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended November 30, 2016 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
$5,296	$58,890	$57,600	$6,586	$9

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 24, 2017